UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05398

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES

FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: December 31, 2011

Date of reporting period: September 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Variable Products Series Fund

Balanced Wealth Strategy Portfolio

Portfolio of Investments

September 30, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 62.1%
Financials - 15.9%
Capital Markets - 0.8%
Blackstone Group LP	109,575	$1,312,708
Deutsche Bank AG	11,900	412,350
Goldman Sachs Group, Inc. (The)	17,405	1,645,643
Legg Mason, Inc.	21,500	552,765
Macquarie Group Ltd.	3,400	73,528
UBS AG (a)	28,433	325,233

		4,322,227

Commercial Banks - 2.1%
Australia & New Zealand Banking Group Ltd.	6,900	128,072
Banco Bilbao Vizcaya Argentaria SA	40,400	334,498
Banco do Brasil SA	11,600	153,248
Banco Santander SA	44,900	367,098
Barclays PLC	120,000	294,283
BNP Paribas SA	25,353	999,481
Hana Financial Group, Inc.	3,640	105,838
HSBC Holdings PLC	142,500	1,091,450
Intesa Sanpaolo SpA	122,650	192,345
Itau Unibanco Holding SA (ADR)	25,900	401,968
KB Financial Group, Inc.	3,845	127,047
KBC Groep NV	11,500	265,314
Lloyds Banking Group PLC (a)	739,400	396,949
Mitsubishi UFJ Financial Group, Inc.	99,400	456,212
National Australia Bank Ltd.	26,400	560,771
PNC Financial Services Group, Inc.	7,100	342,149
Regions Financial Corp.	20,700	68,931
Societe Generale SA	30,149	789,234
Standard Chartered PLC	33,359	665,545
Sumitomo Mitsui Financial Group, Inc.	17,100	481,802
Turkiye Is Bankasi-Class C	39,700	101,984
Turkiye Vakiflar Bankasi Tao-Class D	96,100	191,556
US Bancorp	13,900	327,206
Wells Fargo & Co.	81,700	1,970,604

		10,813,585

Consumer Finance - 0.1%
Shriram Transport Finance Co., Ltd.	21,100	261,081

Diversified Financial Services - 2.3%
Bank of America Corp.	74,700	457,164
Citigroup, Inc.	97,500	2,497,950
IG Group Holdings PLC	79,736	552,578
ING Groep NV (a)	117,300	827,417
JPMorgan Chase & Co.	209,417	6,307,640
Moody’s Corp.	26,900	819,105
ORIX Corp.	3,580	280,985

		11,742,839

Insurance - 1.6%
ACE Ltd.	14,000	848,400
Admiral Group PLC	42,260	829,000
Aegon NV (a)	100,300	406,554
AIA Group Ltd.	180,600	513,742
Allianz SE	8,200	768,579

Company	Shares	U.S. $ Value
Aviva PLC	73,000	$343,310
Berkshire Hathaway, Inc. (a)	7,600	539,904
Chubb Corp. (The)	6,400	383,936
MetLife, Inc.	47,000	1,316,470
Muenchener Rueckversicherungs AG	4,000	496,787
Prudential PLC	32,200	276,535
Travelers Cos., Inc. (The)	28,100	1,369,313
XL Group PLC	5,300	99,640

		8,192,170

Real Estate Investment Trusts (REITs) - 6.3%
American Campus Communities, Inc.	7,700	286,517
Ascendas Real Estate Investment Trust	231,000	356,210
Ashford Hospitality Trust, Inc.	51,979	364,893
Beni Stabili SpA	304,477	160,310
Big Yellow Group PLC	129,970	482,030
BioMed Realty Trust, Inc.	35,900	594,863
Boston Properties, Inc.	11,694	1,041,935
BRE Properties, Inc.	5,350	226,519
British Land Co. PLC	156,129	1,150,025
Camden Property Trust	8,300	458,658
Canadian Apartment Properties REIT	12,100	243,640
CapitaMall Trust	174,000	241,299
CFS Retail Property Trust	68,981	115,755
Chartwell Seniors Housing Real Estate Investment Trust	66,500	479,125
Colonial Properties Trust	19,500	354,120
Cominar Real Estate Investment Trust	23,303	477,891
Coresite Realty Corp.	13,961	200,340
CubeSmart	9,070	77,367
Dexus Property Group	970,000	764,569
Digital Realty Trust, Inc.	15,600	860,496
Douglas Emmett, Inc.	41,626	711,805
Duke Realty Corp.	52,700	553,350
Dundee International Real Estate Investment Trust	13,723	127,028
Dundee Real Estate Investment Trust	15,756	477,687
EastGroup Properties, Inc.	3,100	118,234
Entertainment Properties Trust	7,150	278,707
Equity Lifestyle Properties, Inc.	1,415	88,721
Essex Property Trust, Inc.	4,900	588,196
Extra Space Storage, Inc.	26,400	491,832
Federal Realty Investment Trust	4,600	379,086
Fonciere Des Regions	5,300	369,711
General Growth Properties, Inc.	48,000	580,800
Glimcher Realty Trust	51,208	362,553
Goodman Group	1,200,850	657,934
Great Portland Estates PLC	98,700	520,081
H&R Real Estate Investment Trust	19,484	389,903
Hammerson PLC	63,000	368,832
Health Care REIT, Inc.	17,190	804,492
Home Properties, Inc.	10,232	580,768
InnVest Real Estate Investment Trust	87,344	360,078
Kilroy Realty Corp.	7,596	237,755
Klepierre	21,303	597,152
Land Securities Group PLC	4,784	47,546
Liberty Property Trust	16,400	477,404
Link REIT (The)	214,412	676,042
Mid-America Apartment Communities, Inc.	9,650	581,123
National Health Investors, Inc.	13,917	586,323
National Retail Properties, Inc.	7,270	197,844

Company	Shares	U.S. $ Value
Pebblebrook Hotel Trust	6,800	$106,420
Post Properties, Inc.	9,500	330,030
Primaris Retail Real Estate Investment Trust	17,483	342,019
ProLogis, Inc.	24,043	583,043
Public Storage	10,950	1,219,282
RioCan Real Estate Investment Trust (New York) (b)	1,400	34,736
RioCan Real Estate Investment Trust (Toronto)	13,621	337,958
RLJ Lodging Trust	18,558	236,986
Simon Property Group, Inc.	25,265	2,778,645
SL Green Realty Corp.	3,833	222,889
Sovran Self Storage, Inc.	2,226	82,740
Stockland	184,151	512,580
Unibail-Rodamco SE	9,809	1,750,286
Ventas, Inc.	18,000	889,200
Weingarten Realty Investors	24,676	522,391
Westfield Group	154,349	1,144,606
Westfield Retail Trust	152,100	353,978

		32,595,338

Real Estate Management & Development - 2.6%
BR Malls Participacoes SA	29,400	300,372
CapitaLand Ltd.	178,000	332,114
Castellum AB	43,645	531,812
CB Richard Ellis Group, Inc.-Class A (a)	60,700	817,022
Cheung Kong Holdings Ltd.	21,000	228,318
Evergrande Real Estate Group Ltd.	932,000	287,181
Forest City Enterprises, Inc. (a)	15,922	169,729
Global Logistic Properties Ltd. (a)	189,000	237,011
Great Eagle Holdings Ltd.	141,000	304,608
GSW Immobilien AG (a)	11,234	319,828
Hang Lung Group Ltd.	60,000	306,101
Hang Lung Properties Ltd.	282,000	848,006
Hongkong Land Holdings Ltd.	116,000	513,947
Hysan Development Co., Ltd.	125,822	376,397
Kerry Properties Ltd.	176,131	562,183
KWG Property Holding Ltd.	121,000	44,707
Lend Lease Group	49,154	330,119
Mitsubishi Estate Co., Ltd.	5,000	81,103
Mitsui Fudosan Co., Ltd.	125,100	1,976,228
Multiplan Empreendimentos Imobiliarios SA	14,287	264,806
New World Development Ltd.	565,972	541,886
Norwegian Property ASA	63,844	85,039
Soho China Ltd.	776,000	489,931
Sumitomo Realty & Development Co., Ltd.	24,000	461,353
Sun Hung Kai Properties Ltd.	158,700	1,820,607
Sunac China Holdings Ltd. (a)	440,200	78,537
UOL Group Ltd.	106,482	335,596
Wharf Holdings Ltd.	52,000	257,211
Wheelock & Co., Ltd.	107,000	316,583

		13,218,335

Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp.	28,100	366,447

		81,512,022

Company	Shares	U.S. $ Value
Information Technology - 9.5%
Communications Equipment - 1.4%
Aruba Networks, Inc. (a)	32,600	$681,666
Cisco Systems, Inc.	94,300	1,460,707
HTC Corp.	23,950	525,867
Motorola Solutions, Inc.	4,800	201,120
QUALCOMM, Inc.	71,085	3,456,864
Riverbed Technology, Inc. (a)	38,487	768,200

		7,094,424

Computers & Peripherals - 2.7%
Apple, Inc. (a)	20,650	7,871,367
Dell, Inc. (a)	58,800	832,020
EMC Corp. (a)	99,399	2,086,385
Fujitsu Ltd.	57,000	268,803
Hewlett-Packard Co.	82,700	1,856,615
Logitech International SA (a)	50,989	392,605
Toshiba Corp.	50,000	203,972
Wistron Corp.	121,793	136,684

		13,648,451

Electronic Equipment, Instruments & Components - 0.3%
AU Optronics Corp.	537,310	213,855
Corning, Inc.	84,300	1,041,948
LG Display Co., Ltd.	17,500	285,414

		1,541,217

Internet Software & Services - 1.1%
Google, Inc.-Class A (a)	8,820	4,536,832
Kakaku.com, Inc.	4,800	197,031
Telecity Group PLC (a)	118,842	1,025,347

		5,759,210

IT Services - 0.6%
Accenture PLC	31,317	1,649,780
Visa, Inc.-Class A	15,000	1,285,800

		2,935,580

Office Electronics - 0.1%
Konica Minolta Holdings, Inc.	46,500	318,837

Semiconductors & Semiconductor Equipment - 1.4%
Advanced Semiconductor Engineering, Inc.	212,685	181,339
Advanced Semiconductor Engineering, Inc. (ADR)	56,525	238,537
Applied Materials, Inc.	44,700	462,645
Broadcom Corp.-Class A (a)	73,408	2,443,752
Intel Corp.	76,200	1,625,346
Lam Research Corp. (a)	12,100	459,558
Marvell Technology Group Ltd. (a)	84,600	1,229,238
Powertech Technology, Inc.	31,900	67,831
Samsung Electronics Co., Ltd.	670	467,832
Sumco Corp. (a)	4,700	43,891
Trina Solar Ltd. (Sponsored ADR) (a)	16,800	102,144

		7,322,113

Company	Shares	U.S. $ Value
Software - 1.9%
Aveva Group PLC	8,660	$188,785
Citrix Systems, Inc. (a)	35,690	1,946,176
Intuit, Inc. (a)	41,400	1,964,016
Microsoft Corp.	19,300	480,377
Nintendo Co., Ltd.	1,000	146,938
Oracle Corp.	114,600	3,293,604
Rovi Corp. (a)	19,038	818,253
SAP AG	17,900	910,792
Temenos Group AG (a)	20,095	271,383

		10,020,324

		48,640,156

Consumer Discretionary - 8.8%
Auto Components - 1.2%
BorgWarner, Inc. (a)	24,500	1,482,985
Bridgestone Corp.	22,700	515,055
Faurecia	13,000	276,906
GKN PLC	124,100	336,961
Johnson Controls, Inc.	57,400	1,513,638
Lear Corp.	18,400	789,360
Magna International, Inc.-Class A	10,100	333,968
NGK Spark Plug Co., Ltd.	13,000	176,676
Sumitomo Rubber Industries Ltd.	11,500	147,044
TRW Automotive Holdings Corp. (a)	11,700	382,941

		5,955,534

Automobiles - 0.8%
Ford Motor Co. (a)	68,100	658,527
General Motors Co. (a)	48,800	984,784
Mazda Motor Corp. (a)	126,000	254,866
Nissan Motor Co., Ltd.	76,800	679,529
Renault SA	17,200	569,723
Toyota Motor Corp.	20,700	709,579
Volkswagen AG (Preference Shares)	2,600	343,118

		4,200,126

Distributors - 0.2%
Inchcape PLC	23,660	102,194
Li & Fung Ltd.	640,000	1,072,739

		1,174,933

Diversified Consumer Services - 0.0%
Anhanguera Educacional Participacoes SA	2,600	33,464

Hotels, Restaurants & Leisure - 0.9%
Hyatt Hotels Corp. (a)	12,270	384,910
Intercontinental Hotels Group PLC	38,700	627,546
Kosmopolito Hotels International Ltd.	457,000	57,765
Las Vegas Sands Corp. (a)	19,800	759,132
Overseas Union Enterprise Ltd.	119,000	193,939
Shangri-La Asia Ltd.	279,333	533,355
Starbucks Corp.	54,440	2,030,068
Wyndham Worldwide Corp.	9,700	276,547

		4,863,262

Company	Shares	U.S. $ Value
Household Durables - 0.4%
MRV Engenharia e Participacoes SA	17,400	$89,117
NVR, Inc. (a)	1,200	724,776
PDG Realty SA Empreendimentos e Participacoes	26,600	86,722
Rossi Residencial SA	78,000	364,228
Sharp Corp.	58,000	487,270
Sony Corp.	14,800	283,301

		2,035,414

Internet & Catalog Retail - 0.6%
Amazon.com, Inc. (a)	10,875	2,351,501
Rakuten, Inc.	597	695,532

		3,047,033

Leisure Equipment & Products - 0.0%
Namco Bandai Holdings, Inc.	15,900	215,348

Media - 2.3%
CBS Corp.-Class B	10,100	205,838
Comcast Corp.-Class A	217,000	4,535,300
DIRECTV (a)	18,300	773,175
Gannett Co., Inc.	23,300	222,049
Informa PLC	59,300	300,954
Interpublic Group of Cos., Inc. (The)	20,500	147,600
McGraw-Hill Cos., Inc. (The)	12,600	516,600
Naspers Ltd.	4,600	198,652
News Corp.-Class A	37,400	578,578
Time Warner Cable, Inc.-Class A	14,900	933,783
Viacom, Inc.-Class B	25,500	987,870
Walt Disney Co. (The)	72,842	2,196,915

		11,597,314

Multiline Retail - 0.6%
Big Lots, Inc. (a)	17,400	606,042
Dollar General Corp. (a)	18,943	715,287
Don Quijote Co., Ltd.	14,100	503,379
Macy’s, Inc.	25,800	679,056
Target Corp.	10,700	524,728

		3,028,492

Specialty Retail - 1.6%
Esprit Holdings Ltd.	82,800	100,803
Fast Retailing Co., Ltd.	6,300	1,128,311
Foot Locker, Inc.	23,200	466,088
GameStop Corp.-Class A (a)	13,400	309,540
Hennes & Mauritz AB-Class B	45,928	1,375,169
Home Depot, Inc.	22,700	746,149
Limited Brands, Inc.	67,003	2,580,286
Lowe’s Cos., Inc.	46,800	905,112
Ross Stores, Inc.	7,100	558,699

		8,170,157

Textiles, Apparel & Luxury Goods - 0.2%
Cie Financiere Richemont SA	3,100	138,091
VF Corp.	6,850	832,412

Company	Shares	U.S. $ Value
Yue Yuen Industrial Holdings Ltd.	9,000	$23,391

		993,894

		45,314,971

Energy - 6.2%
Energy Equipment & Services - 1.5%
AMEC PLC	49,421	623,588
FMC Technologies, Inc. (a)	33,890	1,274,264
McDermott International, Inc. (a)	27,300	293,748
Petrofac Ltd.	52,892	978,363
Saipem SpA	8,230	288,851
Schlumberger Ltd.	53,825	3,214,967
Technip SA	5,000	400,585
Transocean Ltd.	17,800	849,772

		7,924,138

Oil, Gas & Consumable Fuels - 4.7%
Afren PLC (a)	239,235	300,124
Anadarko Petroleum Corp.	39,650	2,499,933
BG Group PLC	10,700	204,783
BP PLC	230,410	1,381,464
BP PLC (Sponsored ADR)	28,100	1,013,567
Chevron Corp.	32,600	3,016,152
China Petroleum & Chemical Corp.-Class H	224,000	215,423
ConocoPhillips	48,400	3,064,688
Devon Energy Corp.	17,700	981,288
ENI SpA	20,300	357,132
EOG Resources, Inc.	23,095	1,639,976
Exxon Mobil Corp.	14,100	1,024,083
Gazprom OAO (Sponsored ADR)	44,300	423,065
JX Holdings, Inc.	57,500	322,729
Lukoil OAO (London) (Sponsored ADR)	5,950	298,631
Marathon Oil Corp.	54,900	1,184,742
Marathon Petroleum Corp.	34,800	941,688
Nexen, Inc. (New York)	21,800	337,682
Nexen, Inc. (Toronto)	21,452	333,684
Noble Energy, Inc.	32,604	2,308,363
OMV AG	9,300	276,828
Petroleo Brasileiro SA (Sponsored ADR)	13,600	281,792
PTT PCL	18,100	151,391
Royal Dutch Shell PLC (ADR)	1,700	104,584
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	34,515	1,064,347
Tesoro Corp. (a)	14,900	290,103
Valero Energy Corp.	9,600	170,688

		24,188,930

		32,113,068

Health Care - 5.9%
Biotechnology - 1.1%
Amgen, Inc.	16,800	923,160
Celgene Corp. (a)	33,743	2,089,367
Gilead Sciences, Inc. (a)	72,885	2,827,938

		5,840,465

Health Care Equipment & Supplies - 0.2%
Cochlear Ltd.	1,400	62,062

Company	Shares	U.S. $ Value
Covidien PLC	26,615	$1,173,721

		1,235,783

Health Care Providers & Services - 1.2%
Aetna, Inc.	6,900	250,815
Express Scripts, Inc.-Class A (a)	36,650	1,358,615
Health Net, Inc. (a)	15,100	358,021
UnitedHealth Group, Inc.	40,000	1,844,800
WellPoint, Inc.	31,400	2,049,792

		5,862,043

Pharmaceuticals - 3.4%
Allergan, Inc.	31,445	2,590,439
Aspen Pharmacare Holdings Ltd. (a)	15,400	173,336
AstraZeneca PLC	27,749	1,231,486
AstraZeneca PLC (Sponsored ADR)	35,500	1,574,780
GlaxoSmithKline PLC	27,200	561,274
Johnson & Johnson	48,500	3,089,935
Merck & Co., Inc.	52,700	1,723,817
Novartis AG	15,834	884,514
Novo Nordisk A/S-Class B	4,070	405,918
Otsuka Holdings Co., Ltd.	9,100	249,306
Pfizer, Inc.	218,500	3,863,080
Roche Holding AG	4,400	710,653
Sanofi	3,578	235,349

		17,293,887

		30,232,178

Industrials - 5.1%
Aerospace & Defense - 0.9%
BAE Systems PLC	12,960	53,527
General Dynamics Corp.	5,800	329,962
Goodrich Corp.	7,035	848,984
Northrop Grumman Corp.	23,800	1,241,408
Precision Castparts Corp.	9,075	1,410,799
United Technologies Corp.	7,100	499,556

		4,384,236

Air Freight & Logistics - 0.6%
Kuehne & Nagel International AG	3,300	370,369
United Parcel Service, Inc.-Class B	47,000	2,968,050

		3,338,419

Airlines - 0.2%
Cathay Pacific Airways Ltd.	52,000	85,528
Delta Air Lines, Inc. (a)	98,100	735,750
Deutsche Lufthansa (REG)	18,900	245,025

		1,066,303

Building Products - 0.1%
Asahi Glass Co., Ltd.	49,000	478,398

Commercial Services & Supplies - 0.2%
Aggreko PLC	9,081	228,515
Edenred	1,593	37,950

Company	Shares	U.S. $ Value
Serco Group PLC	83,215	$658,306

		924,771

Construction & Engineering - 0.2%
Bouygues SA	18,200	602,081
Larsen & Toubro Ltd.	9,100	250,677
Samsung Engineering Co., Ltd.	500	96,533

		949,291

Electrical Equipment - 0.3%
Bharat Heavy Electricals Ltd.	4,600	152,954
Furukawa Electric Co., Ltd.	43,000	117,110
Mitsubishi Electric Corp.	10,000	88,578
Rockwell Automation, Inc.	15,999	895,944
Sumitomo Electric Industries Ltd.	33,400	392,263

		1,646,849

Industrial Conglomerates - 1.3%
Bidvest Group Ltd.	10,200	187,806
Cookson Group PLC	17,900	119,415
Danaher Corp.	68,139	2,857,750
General Electric Co.	179,800	2,740,152
Jardine Strategic Holdings Ltd.	3,000	78,537
Keppel Corp., Ltd.	88,500	518,986
Tyco International Ltd.	8,000	326,000

		6,828,646

Machinery - 0.5%
Cummins, Inc.	1,300	106,158
FANUC Corp.	1,400	192,844
Flowserve Corp.	18,819	1,392,606
Ingersoll-Rand PLC	17,600	494,384
Jain Irrigation Systems Ltd.	35,086	107,740
Komatsu Ltd.	4,300	92,708
Parker Hannifin Corp.	5,300	334,589

		2,721,029

Professional Services - 0.5%
Capita Group PLC (The)	148,400	1,625,378
Experian PLC	34,700	389,530
Intertek Group PLC	11,278	324,363
Randstad Holding NV	9,500	302,867

		2,642,138

Road & Rail - 0.2%
CSX Corp.	9,600	179,232
DSV A/S	11,855	213,299
East Japan Railway Co.	1,700	103,066
Nippon Express Co., Ltd.	81,000	345,504
Union Pacific Corp.	2,500	204,175

		1,045,276

Trading Companies & Distributors - 0.1%
Mitsubishi Corp.	13,500	274,855
Mitsui & Co., Ltd.	6,500	94,154

		369,009

		26,394,365

Company	Shares	U.S. $ Value
Consumer Staples - 4.4%
Beverages - 0.6%
Anheuser-Busch InBev NV	28,404	$1,507,660
Asahi Group Holdings Ltd.	16,500	349,624
Constellation Brands, Inc.-Class A (a)	42,100	757,800
Dr Pepper Snapple Group, Inc.	3,100	120,218
PepsiCo, Inc.	9,600	594,240

		3,329,542

Food & Staples Retailing - 1.0%
Delhaize Group SA	4,637	271,075
Empire Co., Ltd.	1,900	104,256
Jeronimo Martins SGPS SA	12,700	198,328
Koninklijke Ahold NV	33,000	388,086
Kroger Co. (The)	45,400	996,984
Olam International Ltd.	731,412	1,246,369
Safeway, Inc.	6,500	108,095
Sugi Holdings Co., Ltd.	12,900	362,500
Tesco PLC	214,827	1,258,365

		4,934,058

Food Products - 0.8%
Bunge Ltd.	14,800	862,692
ConAgra Foods, Inc.	30,200	731,444
General Mills, Inc.	36,000	1,384,920
Smithfield Foods, Inc. (a)	14,900	290,550
Tyson Foods, Inc.-Class A	48,600	843,696

		4,113,302

Household Products - 0.6%
Procter & Gamble Co. (The)	50,000	3,159,000

Personal Products - 0.1%
Estee Lauder Cos., Inc. (The)-Class A	3,245	285,041

Tobacco - 1.3%
Altria Group, Inc.	49,600	1,329,776
British American Tobacco PLC	39,672	1,675,162
Imperial Tobacco Group PLC	16,100	543,337
Japan Tobacco, Inc.	412	1,927,153
Lorillard, Inc.	9,600	1,062,720
Reynolds American, Inc.	5,700	213,636

		6,751,784

		22,572,727

Materials - 3.4%
Chemicals - 2.1%
Agrium, Inc. (Toronto)	1,400	93,187
Air Water, Inc.	14,000	173,045
Dow Chemical Co. (The)	72,415	1,626,441
Huabao International Holdings Ltd.	124,000	100,905
Huntsman Corp.	34,600	334,582
Incitec Pivot Ltd.	6,901	21,381
Israel Chemicals Ltd.	87,123	992,183
K&S AG	22,500	1,177,854
Koninklijke DSM NV	7,851	341,350
LyondellBasell Industries NV	33,600	820,848

Company	Shares	U.S. $ Value
Mitsubishi Gas Chemical Co., Inc.	19,000	$116,641
Monsanto Co.	43,658	2,621,226
Potash Corp. of Saskatchewan, Inc.	49,477	2,138,396
Ube Industries Ltd./Japan	41,000	136,253

		10,694,292

Metals & Mining - 1.3%
Agnico-Eagle Mines Ltd.	6,486	386,047
Alcoa, Inc.	82,600	790,482
BHP Billiton PLC	6,900	184,326
Centamin Egypt Ltd. (a)	35,600	51,851
Exxaro Resources Ltd.	6,700	140,426
Hindalco Industries Ltd.	25,700	67,841
JFE Holdings, Inc.	9,600	193,788
KGHM Polska Miedz SA	4,600	180,118
New Gold, Inc. (a)	7,477	77,203
Newcrest Mining Ltd.	30,800	1,015,203
Newmont Mining Corp.	2,500	157,250
OneSteel Ltd.	96,600	113,209
Rio Tinto Ltd.	16,900	989,892
Rio Tinto PLC	23,120	1,025,329
Tata Steel Ltd.	8,300	69,899
ThyssenKrupp AG	14,400	353,828
Vale SA (Sponsored ADR) (Local Preference Shares)	22,700	476,700
Xstrata PLC	31,530	398,151

		6,671,543

		17,365,835

Utilities - 1.6%
Electric Utilities - 0.7%
American Electric Power Co., Inc.	21,200	806,024
E.ON AG	34,526	749,077
Edison International	12,100	462,825
EDP - Energias de Portugal SA	91,200	280,895
Great Plains Energy, Inc.	28,900	557,770
NV Energy, Inc.	45,100	663,421

		3,520,012

Gas Utilities - 0.2%
Atmos Energy Corp.	17,100	554,895
Gas Natural SDG SA	25,900	440,432
Tokyo Gas Co., Ltd.	12,000	55,738

		1,051,065

Independent Power Producers & Energy Traders - 0.1%
AES Corp. (The) (a)	38,500	375,760

Multi-Utilities - 0.6%
CenterPoint Energy, Inc.	33,000	647,460
CMS Energy Corp.	32,600	645,154
DTE Energy Co.	20,400	1,000,008
Public Service Enterprise Group, Inc.	6,900	230,253

Company	Shares		U.S. $ Value
TECO Energy, Inc.		33,900	$580,707

			3,103,582

			8,050,419

Telecommunication Services - 1.2%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.		64,700	1,845,244
CenturyLink, Inc.		41,500	1,374,480
Nippon Telegraph & Telephone Corp.		18,900	905,464
Telecom Corp. of New Zealand Ltd.		62,600	123,138
Telecom Italia SpA (ordinary shares)		428,500	465,569
Telecom Italia SpA (savings shares)		148,800	144,712
Telenor ASA		9,500	146,520
Vivendi SA		15,700	319,651

			5,324,778

Wireless Telecommunication Services - 0.2%
Vodafone Group PLC		328,853	847,546

			6,172,324

Other Instruments - 0.1%
Other Instruments - 0.1%
Retail Opportunity Investments Corp.		29,100	322,428

Total Common Stocks (cost $336,997,036)			318,690,493

	Principal Amount (000)
MORTGAGE PASS-THROUGH’S - 9.6%
Agency Fixed Rate 30-Year - 7.9%
Federal Home Loan Mortgage Corp. Gold
4.50%, 10/01/39	U.S.$	4,335	4,591,622
5.50%, 4/01/38		3,462	3,747,846
Series 2005
5.50%, 1/01/35		1,109	1,205,246
Series 2007
5.50%, 7/01/35		113	123,483
Federal National Mortgage Association
3.50%, TBA		2,770	2,844,876
4.00%, 1/01/41		1,645	1,726,388
4.00%, TBA		5,505	5,769,928
4.50%, 8/01/40		1,318	1,398,620
5.00%, 12/01/39		571	614,587
5.50%, 6/01/38		1,989	2,161,314
6.00%, 8/01/37-2/01/40		4,267	4,681,955
Series 2003
5.00%, 11/01/33		331	356,564
Series 2004
5.50%, 2/01/34-11/01/34		450	490,174
6.00%, 9/01/34-11/01/34		390	431,440
Series 2005
4.50%, 8/01/35		358	381,644
Series 2006
5.00%, 2/01/36		1,204	1,298,429
6.00%, 3/01/36		157	173,635

	Principal Amount (000)		U.S. $ Value
Series 2007
4.50%, 9/01/35	U.S.$	295	$314,846
5.00%, 11/01/35-7/01/36		361	389,184
5.50%, 1/01/37-8/01/37		1,697	1,849,295
Series 2008
5.50%, 8/01/37-5/01/38		1,240	1,349,032
6.00%, 3/01/37-5/01/38		3,114	3,423,663
Series 2010
6.00%, 4/01/40		759	832,550

			40,156,321

Agency Fixed Rate 15-Year - 0.9%
Federal National Mortgage Association
4.50%, TBA		792	843,232
4.50%, 6/01/26		3,598	3,830,192

			4,673,424

Agency ARMs - 0.8%
Federal Home Loan Mortgage Corp.
2.467%, 4/01/35 (c)		973	1,025,301
4.955%, 10/01/39 (d)		926	980,291
Series 2008
4.438%, 11/01/37 (d)		110	115,598
Federal National Mortgage Association
3.622%, 8/01/37 (c)		519	545,193
5.087%, 8/01/38 (c)		842	881,064
Series 2006
2.109%, 3/01/36 (d)		93	96,401
2.301%, 2/01/36 (d)		162	170,658
5.76%, 11/01/36 (c)		27	28,067
Series 2007
2.462%, 3/01/34 (d)		281	296,165

			4,138,738

Total Mortgage Pass-Through’s (cost $47,797,659)			48,968,483

CORPORATES - INVESTMENT GRADES - 7.8%
Industrial - 3.4%
Basic - 0.5%
Anglo American Capital PLC
9.375%, 4/08/19 (b)		350	463,533
AngloGold Ashanti Holdings PLC
5.375%, 4/15/20		290	284,119
ArcelorMittal
6.125%, 6/01/18		535	516,474
Arcelormittal USA, Inc.
6.50%, 4/15/14		105	112,115
BHP Billiton Finance USA Ltd.
7.25%, 3/01/16		203	245,358
Dow Chemical Co. (The)
8.55%, 5/15/19		253	324,083
International Paper Co.
5.30%, 4/01/15		134	142,182
7.95%, 6/15/18		190	219,455

	Principal Amount (000)		U.S. $ Value
Packaging Corp. of America
5.75%, 8/01/13	U.S.$	30	$32,028
PPG Industries, Inc.
5.75%, 3/15/13		129	137,362
Teck Resources Ltd.
6.00%, 8/15/40		30	30,876

			2,507,585

Capital Goods - 0.1%
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (b)		40	42,454
Owens Corning
6.50%, 12/01/16		178	192,015
Republic Services, Inc.
3.80%, 5/15/18		17	17,677
5.25%, 11/15/21		165	184,953
5.50%, 9/15/19		233	265,974

			703,073

Communications - Media - 0.7%
CBS Corp.
8.875%, 5/15/19		301	384,425
Comcast Corp.
5.15%, 3/01/20		740	835,236
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
4.60%, 2/15/21		255	261,861
4.75%, 10/01/14		155	167,927
News America, Inc.
6.15%, 3/01/37		222	237,174
9.25%, 2/01/13		144	157,302
Reed Elsevier Capital, Inc.
8.625%, 1/15/19		435	555,275
Time Warner Cable, Inc.
5.00%, 2/01/20		157	166,778
7.50%, 4/01/14		145	164,011
Time Warner Entertainment Co. LP
8.375%, 3/15/23		311	398,217
WPP Finance UK
5.875%, 6/15/14		70	75,663
8.00%, 9/15/14		350	396,124

			3,799,993

Communications - Telecommunications - 0.4%
American Tower Corp.
5.05%, 9/01/20		380	379,227
AT&T Corp.
8.00%, 11/15/31		15	20,928
AT&T, Inc.
4.45%, 5/15/21		251	269,291
BellSouth Corp.
5.20%, 9/15/14		94	103,215
Embarq Corp.
7.082%, 6/01/16		261	270,178
Telecom Italia Capital SA
6.00%, 9/30/34		65	53,175
6.175%, 6/18/14		305	303,524
6.375%, 11/15/33		60	51,330
7.175%, 6/18/19		170	170,442

	Principal Amount (000)		U.S. $ Value
United States Cellular Corp.
6.70%, 12/15/33	U.S.$	250	$251,407
Vodafone Group PLC
7.875%, 2/15/30		100	142,654

			2,015,371

Consumer Cyclical - Automotive - 0.1%
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (b)		341	371,868

Consumer Cyclical - Entertainment - 0.3%
Time Warner, Inc.
4.70%, 1/15/21		123	128,563
7.625%, 4/15/31		275	343,268
Turner Broadcasting System, Inc.
8.375%, 7/01/13		225	250,064
Viacom, Inc.
5.625%, 9/15/19		473	533,504

			1,255,399

Consumer Cyclical - Other - 0.0%
Marriott International, Inc./DE Series J
5.625%, 2/15/13		216	224,515

Consumer Cyclical - Retailers - 0.1%
CVS Caremark Corp.
6.125%, 8/15/16		100	115,659
6.60%, 3/15/19		195	237,192

			352,851

Consumer Non-Cyclical - 0.3%
Ahold Finance USA LLC
6.875%, 5/01/29		420	537,249
Bunge Ltd. Finance Corp.
5.10%, 7/15/15		69	71,711
5.875%, 5/15/13		180	188,963
8.50%, 6/15/19		153	190,631
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (b)		260	277,909
Delhaize Group SA
5.875%, 2/01/14		105	114,415
Whirlpool Corp.
8.60%, 5/01/14		45	51,326

			1,432,204

Energy - 0.4%
Anadarko Petroleum Corp.
5.95%, 9/15/16		192	210,009
6.45%, 9/15/36		109	115,299
Canadian Natural Resources Ltd.
5.15%, 2/01/13		100	105,240
ConocoPhillips Holding Co.
6.95%, 4/15/29		66	87,866
Hess Corp.
7.875%, 10/01/29		25	33,643

	Principal Amount (000)		U.S. $ Value
8.125%, 2/15/19	U.S.$	78	$100,535
Marathon Petroleum Corp.
3.50%, 3/01/16 (b)		67	69,076
5.125%, 3/01/21 (b)		113	117,676
Nabors Industries, Inc.
9.25%, 1/15/19		315	398,480
Noble Energy, Inc.
8.25%, 3/01/19		303	397,830
Noble Holding International Ltd.
4.90%, 8/01/20		36	38,725
Weatherford International Ltd./Bermuda
9.625%, 3/01/19		285	368,224

			2,042,603

Other Industrial - 0.1%
Noble Group Ltd.
6.75%, 1/29/20 (b)		445	391,600

Services - 0.0%
Western Union Co. (The)
5.93%, 10/01/16		90	102,815

Technology - 0.1%
Agilent Technologies, Inc.
5.00%, 7/15/20		71	76,601
Computer Sciences Corp.
5.50%, 3/15/13		180	188,518
Motorola Solutions, Inc.
7.50%, 5/15/25		35	40,986
Xerox Corp.
8.25%, 5/15/14		280	318,776

			624,881

Transportation - Airlines - 0.1%
Southwest Airlines Co.
5.25%, 10/01/14		307	329,169
5.75%, 12/15/16		155	171,828

			500,997

Transportation - Railroads - 0.0%
CSX Corp.
5.50%, 8/01/13		35	37,537

Transportation - Services - 0.2%
Asciano Finance Ltd.
3.125%, 9/23/15 (b)		470	464,825
Con-way, Inc.
6.70%, 5/01/34		291	284,369
Ryder System, Inc.
5.85%, 11/01/16		127	146,571
7.20%, 9/01/15		127	150,956

			1,046,721

			17,410,013

Financial Institutions - 3.3%
Banking - 1.9%
Bank of America Corp.
5.875%, 1/05/21	U.S.$	200	$186,932

	Principal Amount (000)	U.S. $ Value
7.375%, 5/15/14	340	350,551
Series L
5.65%, 5/01/18	285	270,617
Bear Stearns Cos. LLC (The)
5.55%, 1/22/17	290	303,521
5.70%, 11/15/14	190	204,900
Citigroup, Inc.
5.375%, 8/09/20	232	240,356
5.50%, 4/11/13	230	236,722
6.50%, 8/19/13	260	273,597
8.50%, 5/22/19	190	229,486
Compass Bank
5.50%, 4/01/20	314	308,205
Countrywide Financial Corp.
6.25%, 5/15/16	92	81,193
Goldman Sachs Group, Inc. (The)
5.25%, 7/27/21	213	210,128
6.00%, 6/15/20	440	452,613
7.50%, 2/15/19	335	373,833
JPMorgan Chase & Co.
4.40%, 7/22/20	390	394,578
4.625%, 5/10/21	233	238,195
Macquarie Group Ltd.
4.875%, 8/10/17 (b)	470	463,351
Merrill Lynch & Co., Inc.
6.05%, 5/16/16	245	220,484
Morgan Stanley
5.50%, 7/24/20	530	480,030
6.625%, 4/01/18	345	342,261
National Capital Trust II
5.486%, 3/23/15 (b)	91	80,143
Nationwide Building Society
6.25%, 2/25/20 (b)	465	468,641
North Fork Bancorporation, Inc.
5.875%, 8/15/12	100	101,593
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	205	190,890
Royal Bank of Scotland PLC (The)
6.125%, 1/11/21	510	504,168
Santander US Debt SA Unipersonal
2.991%, 10/07/13 (b)	500	480,558
Shinhan Bank
4.125%, 10/04/16 (b)	260	253,351
Societe Generale SA
2.50%, 1/15/14 (b)	245	227,889
5.20%, 4/15/21 (b)	250	217,069
SouthTrust Corp.
5.80%, 6/15/14	225	239,627
Unicredit Luxembourg Finance SA
6.00%, 10/31/17 (b)	230	177,382
Union Bank NA
5.95%, 5/11/16	250	275,270
Wachovia Corp.
5.50%, 5/01/13	320	340,049

		9,418,183

	Principal Amount (000)		U.S. $ Value
Brokerage - 0.1%
Jefferies Group, Inc.
5.125%, 4/13/18	U.S.$	322	$301,554
6.875%, 4/15/21		186	193,192
Lazard Group LLC
6.85%, 6/15/17		160	176,176

			670,922

Finance - 0.2%
General Electric Capital Corp.
4.80%, 5/01/13		315	330,817
5.625%, 5/01/18		480	524,731
Series A
4.375%, 11/21/11		25	25,107
SLM Corp.
Series A
5.375%, 5/15/14		270	265,716

			1,146,371

Insurance - 0.9%
Allied World Assurance Co. Ltd.
7.50%, 8/01/16		160	181,713
Allstate Corp. (The)
6.125%, 5/15/37		216	194,130
American International Group, Inc.
6.40%, 12/15/20		300	305,637
Assurant, Inc.
5.625%, 2/15/14		135	141,397
Coventry Health Care, Inc.
5.95%, 3/15/17		90	100,852
6.125%, 1/15/15		40	44,271
6.30%, 8/15/14		275	301,530
Genworth Financial, Inc.
6.515%, 5/22/18		550	483,074
Guardian Life Insurance Co. of America
7.375%, 9/30/39 (b)		210	276,954
Hartford Financial Services Group, Inc.
4.00%, 3/30/15		95	95,565
5.50%, 3/30/20		435	424,131
Humana, Inc.
6.30%, 8/01/18		55	62,561
6.45%, 6/01/16		40	45,269
7.20%, 6/15/18		285	337,562
Lincoln National Corp.
8.75%, 7/01/19		98	116,156
Markel Corp.
7.125%, 9/30/19		230	260,593
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (b)		185	278,565
MetLife, Inc.
7.717%, 2/15/19		112	137,285
10.75%, 8/01/39		140	175,000
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (b)		335	390,264
XL Group PLC
5.25%, 9/15/14		135	140,562

	Principal Amount (000)		U.S. $ Value
6.375%, 11/15/24	U.S.$	157	$165,777

			4,658,848

Other Finance - 0.1%
Aviation Capital Group Corp.
7.125%, 10/15/20 (b)		173	167,076
ORIX Corp.
4.71%, 4/27/15		458	474,870

			641,946

REITS - 0.1%
ERP Operating LP
5.25%, 9/15/14		105	113,214
HCP, Inc.
5.375%, 2/01/21		130	130,434
Healthcare Realty Trust, Inc.
5.125%, 4/01/14		131	135,343

			378,991

			16,915,261

Utility - 0.8%
Electric - 0.5%
Allegheny Energy Supply Co. LLC
5.75%, 10/15/19 (b)		300	320,279
Ameren Corp.
8.875%, 5/15/14		240	271,471
Constellation Energy Group, Inc.
5.15%, 12/01/20		385	392,633
FirstEnergy Corp.
Series B
6.45%, 11/15/11		13	13,071
Series C
7.375%, 11/15/31		275	339,169
Nisource Finance Corp.
6.80%, 1/15/19		502	585,541
Pacific Gas & Electric Co.
6.05%, 3/01/34		38	45,354
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.15%, 11/15/13 (b)		348	373,179
TECO Finance, Inc.
4.00%, 3/15/16		100	105,418
5.15%, 3/15/20		125	137,298
Union Electric Co.
6.70%, 2/01/19		45	55,279

			2,638,692

Natural Gas - 0.3%
DCP Midstream LLC
5.35%, 3/15/20 (b)		137	144,335
Energy Transfer Partners LP
6.70%, 7/01/18		127	142,152
7.50%, 7/01/38		410	445,081
EQT Corp.
8.125%, 6/01/19		234	283,701

	Principal Amount (000)		U.S. $ Value
Kinder Morgan Energy Partners LP
4.15%, 3/01/22	U.S.$	200	$197,525
TransCanada PipeLines Ltd.
6.35%, 5/15/67		120	119,484
Williams Partners LP
5.25%, 3/15/20		298	320,528

			1,652,806

			4,291,498

Non Corporate Sectors - 0.3%
Agencies - Not Government Guaranteed - 0.3%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.70%, 8/07/18 (b)		178	206,035
Gazprom OAO Via Gaz Capital SA
6.212%, 11/22/16 (b)		425	428,188
MDC-GMTN B.V.
3.75%, 4/20/16 (b)		520	538,875
Petrobras International Finance Co. - Pifco
5.75%, 1/20/20		345	358,110

			1,531,208

Total Corporates - Investment Grades (cost $37,994,074)			40,147,980

GOVERNMENTS - TREASURIES - 7.4%
United States - 7.4%
U.S. Treasury Bonds
4.50%, 2/15/36		2,485	3,217,687
4.625%, 2/15/40		5,000	6,681,250
5.375%, 2/15/31		1,590	2,236,683
U.S. Treasury Notes
1.00%, 8/31/16		9,145	9,167,863
1.50%, 6/30/16		4,310	4,428,870
2.625%, 4/30/16-11/15/20		8,850	9,479,964
3.625%, 2/15/20		2,570	2,966,744

Total Governments - Treasuries (cost $34,875,035)			38,179,061

ASSET-BACKED SECURITIES - 3.4%
Autos - Fixed Rate - 2.0%
Ally Auto Receivables Trust
Series 2011-2, Class A2
0.67%, 10/15/13		560	559,761
Series 2011-1, Class A3
1.38%, 1/15/15		677	681,482
AmeriCredit Automobile Receivables Trust
Series 2011-3, Class A2
0.84%, 11/10/14		765	764,054
Series 2011-4, Class A2
0.92%, 3/09/15		300	299,827
BMW Vehicle Lease Trust
Series 2011-1, Class A2
0.64%, 4/22/13		850	849,951

	Principal Amount (000)		U.S. $ Value
CarMax Auto Owner Trust
Series 2009-2, Class A4
2.82%, 12/15/14	U.S.$	205	$211,932
Ford Auto Securitization Trust
Series 2011-R3A, Class A2
1.96%, 7/15/15 (b)	CAD	655	626,666
Ford Credit Auto Lease Trust
Series 2011-A, Class A2
0.74%, 9/15/13	U.S.$	790	789,379
Ford Credit Auto Owner Trust
Series 2011-B, Class A2
0.68%, 1/15/14		730	728,756
Huntington Auto Trust
Series 2011-1A, Class A3
1.01%, 1/15/16 (b)		297	297,185
Hyundai Auto Lease Securitization Trust
Series 2011-A, Class A2
0.69%, 11/15/13 (b)		356	355,591
Mercedes-Benz Auto Lease Trust
Series 2011-1A, Class A2
0.79%, 4/15/13 (b)		1,007	1,007,155
MMCA Automobile Trust
Series 2011-A, Class A2
0.75%, 10/15/13 (b)		620	619,843
SMART Trust/Australia
Series 2011-2USA, Class A2A
1.22%, 11/14/13 (b)		695	694,626
Volkswagen Auto Loan Enhanced Trust
Series 2011-1, Class A3
1.22%, 6/22/15		1,040	1,045,646
World Omni Automobile Lease Securitization Trust
Series 2011-A, Class A2
0.81%, 10/15/13		990	989,537

			10,521,391

Credit Cards - Floating Rate - 0.6%
Discover Card Master Trust
Series 2009-A1, Class A1
1.529%, 12/15/14 (c)		190	191,596
Series 2009-A2, Class A
1.529%, 2/17/15 (c)		200	201,570
Series 2010-A1, Class A1
0.879%, 9/15/15 (c)		184	185,359
GE Capital Credit Card Master Note Trust
Series 2011-1, Class A
0.779%, 1/15/17 (c)		425	427,652
Series 2011-2, Class A
0.709%, 5/15/19 (c)		715	715,099
Penarth Master Issuer PLC
Series 2010-2A, Class A2
0.981%, 12/18/14 (b)(c)		1,160	1,157,889

			2,879,165

	Principal Amount (000)		U.S. $ Value
Autos - Floating Rate - 0.5%
Ford Credit Floorplan Master Owner Trust
Series 2009-2, Class A
1.779%, 9/15/14 (c)	U.S.$	1,095	$1,106,538
GE Dealer Floorplan Master Note Trust
Series 2009-2A, Class A
1.779%, 10/20/14 (b)(c)		794	801,557
Hyundai Floorplan Master Owner Trust
Series 2009-1A, Class A
1.479%, 11/17/14 (b)(c)		595	596,829

			2,504,924

Other ABS - Fixed Rate - 0.2%
CNH Equipment Trust
Series 2010-C, Class A3
1.17%, 5/15/15		411	413,001
GE Equipment Midticket LLC
Series 2011-1, Class A3
1.00%, 8/24/15		195	195,153
John Deere Owner Trust
Series 2011-A, Class A2
0.64%, 6/16/14		615	614,727

			1,222,881

Home Equity Loans - Floating Rate - 0.1%
Bear Stearns Asset Backed Securities Trust
Series 2007-HE3, Class M1
0.685%, 4/25/37 (c)(e)		100	1,892
Home Equity Asset Trust
Series 2007-3, Class M1
0.585%, 8/25/37 (c)(e)		29	29
HSBC Home Equity Loan Trust
Series 2007-1, Class M1
0.611%, 3/20/36 (c)		365	259,947
Option One Mortgage Loan Trust
Series 2007-2, Class M1
0.595%, 3/25/37 (c)(e)		125	986
Residential Asset Securities Corp.
Series 2003-KS3, Class A2
0.835%, 5/25/33 (c)(e)		1	921
Soundview Home Equity Loan Trust
Series 2007-OPT2, Class 2A2
0.365%, 7/25/37 (c)		300	156,341

			420,116

Home Equity Loans - Fixed Rate - 0.0%
Credit-Based Asset Servicing and Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33		146	124,417

Total Asset-Backed Securities (cost $18,210,522)			17,672,894

	Principal Amount (000)		U.S. $ Value
AGENCIES - 3.1%
Agency Debentures - 3.1%
Federal Farm Credit Bank
0.236%, 11/13/12 (c)	U.S.$	900	$900,304
0.245%, 10/12/12 (c)		1,200	1,200,582
0.261%, 9/20/12 (c)		1,100	1,100,652
0.295%, 6/26/13 (c)		2,500	2,501,773
Federal National Mortgage Association
0.26%, 9/17/12-10/18/12 (c)		1,810	1,810,770
6.25%, 5/15/29		740	1,049,305
6.625%, 11/15/30		2,277	3,384,127
Residual Funding Corp. Principal Strip Zero Coupon, 7/15/20		4,770	3,948,759

Total Agencies
(cost $14,543,227)			15,896,272

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.7%
Non-Agency Fixed Rate CMBS - 1.6%
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2006-5, Class A4
5.414%, 9/10/47		355	370,569
Bear Stearns Commercial Mortgage Securities
Series 2006-PW12, Class A4
5.903%, 9/11/38		250	274,474
Citigroup Commercial Mortgage Trust
Series 2004-C1, Class A4
5.541%, 4/15/40		110	117,370
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C1, Class A4
4.75%, 1/15/37		70	73,085
Series 2005-C1, Class A4
5.014%, 2/15/38		260	277,944
Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class A3
6.011%, 6/15/38		620	662,069
Greenwich Capital Commercial Funding Corp.
Series 2005-GG5, Class AJ
5.457%, 4/10/37		215	127,592
Series 2007-GG9, Class A2
5.381%, 3/10/39		320	322,255
GS Mortgage Securities Corp. II
Series 2004-GG2, Class A6
5.396%, 8/10/38		80	85,032
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-CB11, Class A4
5.335%, 8/12/37		170	183,977
Series 2006-CB14, Class A4
5.481%, 12/12/44		315	339,912
Series 2006-CB16, Class A4
5.552%, 5/12/45		335	359,421
Series 2007-LDPX, Class A3

	Principal Amount (000)		U.S. $ Value
5.42%, 1/15/49	U.S.$	475	$492,494
LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class A4
5.497%, 6/15/29		40	42,958
Series 2006-C1, Class A4
5.156%, 2/15/31		1,095	1,183,837
Series 2006-C3, Class A4
5.661%, 3/15/39		285	311,421
Series 2006-C4, Class A4
6.067%, 6/15/38		275	301,750
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-2, Class A4
6.097%, 6/12/46		110	121,729
Series 2006-3, Class A4
5.414%, 7/12/46		480	515,139
Series 2006-4, Class AM
5.204%, 12/12/49		265	229,021
Series 2007-9, Class A4
5.70%, 9/12/49		440	453,834
Morgan Stanley Capital I
Series 2006-IQ12, Class A4
5.332%, 12/15/43		780	841,993
WF-RBS Commercial Mortgage Trust
Series 2011-C3, Class A2
3.24%, 3/15/44 (b)		428	428,813

			8,116,689

Agency CMBS - 0.1%
FHLMC Multifamily Structured Pass Through Certificates
Series K008, Class A2
3.531%, 6/25/20		634	670,858

Non-Agency Floating Rate CMBS - 0.0%
GS Mortgage Securities Corp. II
Series 2007-EOP, Class E
2.669%, 3/06/20 (b)(c)		75	72,588

Total Commercial Mortgage-Backed Securities (cost $8,204,276)			8,860,135

GOVERNMENTS - SOVEREIGN AGENCIES - 0.4%
United Kingdom - 0.4%
Royal Bank of Scotland PLC (The)
1.45%, 10/20/11 (b)		1,338	1,338,545
2.625%, 5/11/12 (b)		695	703,831

Total Governments - Sovereign Agencies (cost $2,032,962)			2,042,376

CORPORATES - NON-INVESTMENT GRADES - 0.4%
Industrial - 0.2%
Basic - 0.1%
Lyondell Chemical Co.
8.00%, 11/01/17 (b)		161	173,477
United States Steel Corp.
6.05%, 6/01/17		2	1,820

	Principal Amount (000)		U.S. $ Value
Westvaco Corp.
8.20%, 1/15/30	U.S.$	15	$17,006
Weyerhaeuser Co.
7.375%, 3/15/32		110	109,705

			302,008

Capital Goods - 0.1%
Griffon Corp.
7.125%, 4/01/18		173	152,673
Hanson Australia Funding Ltd.
5.25%, 3/15/13		120	121,200
Mohawk Industries, Inc.
6.875%, 1/15/16		112	115,640

			389,513

Communications - Media - 0.0%
RR Donnelley & Sons Co.
4.95%, 4/01/14		23	21,735

Communications - Telecommunications - 0.0%
eAccess Ltd.
8.25%, 4/01/18 (b)		105	96,600

Consumer Cyclical - Retailers - 0.0%
JC Penney Co., Inc.
5.65%, 6/01/20		122	114,375

			924,231

Financial Institutions - 0.2%
Banking - 0.1%
ABN Amro Bank NV
4.31%, 3/10/16	EUR	90	69,995
BankAmerica Capital II
Series 2
8.00%, 12/15/26	U.S.$	94	87,420
LBG Capital No.1 PLC
8.00%, 6/15/20 (b)		235	155,100

			312,515

Brokerage - 0.0%
Lehman Brothers Holdings, Inc.
5.00%, 1/14/11 (f)		80	18,900
6.20%, 9/26/14 (f)		33	7,961
7.875%, 11/01/09-8/15/10 (f)		370	87,412
Series G
4.80%, 3/13/14 (f)		42	9,923

			124,196

Insurance - 0.1%
ING Capital Funding Trust III
Series 9
3.969%, 12/31/11 (c)		200	149,580

	Principal Amount (000)		U.S. $ Value
XL Group PLC
Series E
6.50%, 4/15/17	U.S.$	245	$192,325

			341,905

			778,616

Utility - 0.0%
Electric - 0.0%
CMS Energy Corp.
8.75%, 6/15/19		165	192,314

Total Corporates - Non-Investment Grades (cost $2,190,914)			1,895,161

QUASI-SOVEREIGNS - 0.2%
Malaysia - 0.1%
Petronas Capital Ltd.
5.25%, 8/12/19 (b)		460	502,383

Russia - 0.1%
Russian Agricultural Bank OJSC Via
RSHB Capital SA
7.75%, 5/29/18 (b)		386	405,300

Kazakhstan - 0.0%
KazMunayGas National Co.
7.00%, 5/05/20 (b)		251	251,000

Total Quasi-Sovereigns (cost $1,096,002)			1,158,683

	Shares
PREFERRED STOCKS - 0.2%
Utility - 0.1%
Other Utility - 0.1%
DTE Energy Trust I
7.80%		20,000	537,000

Industrial - 0.1%
Communications - Telecommunications - 0.1%
Centaur Funding Corp.
9.08% (b)		200	231,063

Financial Institutions - 0.0%
Finance - 0.0%
Citigroup Capital XII
8.50%		7,000	174,344

Total Preferred Stocks (cost $907,616)			942,407

	Principal Amount (000)		U.S. $ Value
LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.1%
United States - 0.1%
California GO
7.625%, 3/01/40
(cost $464,527)	U.S.$	455	$560,888

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.1%
Non-Agency Fixed Rate - 0.1%
Bear Stearns Alt-A Trust
Series 2006-1, Class 22A1
2.647%, 2/25/36		147	81,510
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
5.07%, 5/25/35		57	49,950
Indymac Index Mortgage Loan Trust
Series 2006-AR7, Class 4A1
5.454%, 5/25/36		56	25,038
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A8, Class A1C1
5.25%, 8/25/36		39	38,039

			194,537

Non-Agency Floating Rate - 0.0%
Countrywide Alternative Loan Trust
Series 2005-62, Class 2A1
1.242%, 12/25/35 (c)		34	20,538
Series 2006-OA14, Class 3A1
1.092%, 11/25/46 (c)		157	69,515
Series 2007-OA3, Class M1
0.545%, 4/25/47 (c)(e)		185	866

			90,919

Non-Agency ARMs - 0.0%
Citigroup Mortgage Loan Trust, Inc.
Series 2006-AR1, Class 3A1
2.69%, 3/25/36 (c)		83	51,967

Total Collateralized Mortgage Obligations (cost $756,861)			337,423

GOVERNMENTS - SOVEREIGN BONDS - 0.1%
Russia - 0.1%
Russian Foreign Bond - Eurobond
7.50%, 3/31/30 (b)
(cost $287,468)		259	290,947

	Shares
RIGHTS - 0.0%
Financials - 0.0%
Commercial Banks - 0.0%
Banco Bilbao Vizcaya Argentaria SA (a)
(cost $6,094)		40,400	5,954

	Principal Amount (000)		U.S. $ Value
SHORT-TERM INVESTMENTS - 4.4%
Time Deposit - 4.4%
State Street Time Deposit
0.01%, 10/03/11
(cost $22,603,617)	U.S.$	22,604	22,603,617

Total Investments - 101.0% (cost $528,967,890) (g)			$518,252,774
Other assets less liabilities - (1.0)%			(5,343,545)

Net Assets - 100.0%			$512,909,229

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at September 30, 2011	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
EURO STOXX 50	5	December 2011	$131,740	$144,425	$12,685
Topix Index Futures	3	December 2011	288,323	294,632	6,309

					$18,994

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at September 30, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Bank PLC Wholesale:
Great British Pound settling 11/15/11	244	$395,941	$380,337	$(15,604)
Japanese Yen settling 12/15/11	120,077	1,554,632	1,558,446	3,814
Japanese Yen settling 12/15/11	92,448	1,204,707	1,199,857	(4,850)
Mexican Nuevo Peso settling 10/19/11	23,827	1,834,019	1,715,504	(118,515)
BNP Paribas SA:
Australian Dollar settling 12/15/11	564	592,995	541,107	(51,888)
Euro settling 11/15/11	612	872,715	819,709	(53,006)
Euro settling 11/15/11	2,034	2,879,577	2,724,327	(155,250)
Credit Suisse London Branch (GFX):
Great British Pound settling 11/15/11	1,219	1,964,589	1,900,129	(64,460)
Japanese Yen settling 12/15/11	26,861	342,777	348,621	5,844
Norwegian Krone settling 11/15/11	13,534	2,485,590	2,300,851	(184,739)
Swiss Franc settling 11/15/11	675	889,305	745,307	(143,998)
Deutsche Bank AG London:
Japanese Yen settling 11/15/11	32,762	417,180	425,010	7,830
Goldman Sachs International:
Great British Pound settling 12/15/11	355	560,290	553,204	(7,086)
Mexican Nuevo Peso settling 10/19/11	2,523	199,467	181,634	(17,833)
HSBC Bank USA:

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at September 30, 2011	Unrealized Appreciation/ (Depreciation)
Australian Dollar settling 11/15/11	1,643	$1,704,842	$1,581,851	$(122,991)
Great British Pound settling 11/15/11	276	446,667	430,218	(16,449)
Great British Pound settling 11/15/11	2,429	3,930,996	3,786,230	(144,766)
Swedish Krona settling 12/15/11	5,071	790,861	736,468	(54,393)
Swiss Franc settling 11/15/11	313	357,122	345,601	(11,521)
Morgan Stanley and Co Inc.:
Australian Dollar settling 11/15/11	628	641,690	604,627	(37,063)
Royal Bank of Canada:
Swedish Krona settling 11/15/11	8,743	1,366,631	1,271,511	(95,120)
Royal Bank of Scotland PLC:
Euro settling 12/15/11	974	1,400,710	1,304,488	(96,222)
Norwegian Krone settling 12/15/11	2,793	516,696	474,138	(42,558)
Standard Chartered Bank:
Euro settling 11/15/11	1,526	2,195,507	2,043,915	(151,592)
Japanese Yen settling 11/15/11	78,871	1,033,249	1,023,167	(10,082)
State Street Bank and Trust Co.:
Australian Dollar settling 12/15/11	201	204,057	192,841	(11,216)
Canadian Dollar settling 11/15/11	136	132,270	129,653	(2,617)
Canadian Dollar settling 11/15/11	150	145,886	142,999	(2,887)
Canadian Dollar settling 11/15/11	123	123,930	117,260	(6,670)
Canadian Dollar settling 11/15/11	155	156,110	147,766	(8,344)
Euro settling 11/15/11	25	35,409	33,485	(1,924)
Great British Pound settling 11/15/11	141	222,568	219,785	(2,783)
Japanese Yen settling 11/15/11	9,133	116,586	118,479	1,893
Japanese Yen settling 11/15/11	15,531	202,625	201,479	(1,146)
Mexican Nuevo Peso settling 10/19/11	501	37,337	36,051	(1,286)
UBS AG:
Swedish Krona settling 11/15/11	5,672	869,139	824,890	(44,249)
Westpac Banking Corp.:
Japanese Yen settling 11/15/11	68,587	889,943	889,756	(187)
Japanese Yen settling 11/15/11	57,774	752,364	749,483	(2,881)
New Zealand Dollar settling 11/15/11	2,534	2,089,587	1,926,094	(163,493)
New Zealand Dollar settling 12/15/11	1,003	832,445	760,769	(71,676)
Swiss Franc settling 11/15/11	2,856	3,383,926	3,153,474	(230,452)
Swiss Franc settling 12/15/11	734	848,574	810,990	(37,584)
Sale Contracts
Barclays Bank PLC Wholesale:
Canadian Dollar settling 10/21/11	655	656,089	624,783	31,306
Canadian Dollar settling 11/15/11	377	383,208	359,405	23,803
Euro settling 12/15/11	1,264	1,788,293	1,692,887	95,406
Norwegian Krone settling 11/15/11	6,546	1,188,690	1,112,854	75,836
BNP Paribas SA:
Great British Pound settling 12/15/11	670	1,071,330	1,044,075	27,255
Citibank N.A.:
Canadian Dollar settling 11/15/11	1,294	1,307,784	1,233,609	74,175
Canadian Dollar settling 11/15/11	948	958,098	903,756	54,342

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at September 30, 2011	Unrealized Appreciation/ (Depreciation)
Japanese Yen settling 11/15/11	152,540	$1,878,773	$1,978,851	$(100,078)
Credit Suisse London Branch (GFX):
Swiss Franc settling 11/15/11	1,999	2,764,238	2,207,211	557,027
Goldman Sachs International:
Euro settling 11/15/11	2,318	3,281,176	3,104,715	176,461
Mexican Nuevo Peso settling 10/19/11	24,895	2,015,724	1,792,438	223,286
Swedish Krona settling 11/15/11	7,634	1,165,680	1,110,227	55,453
HSBC Bank USA:
Euro settling 11/15/11	343	488,223	459,412	28,811
Great British Pound settling 11/15/11	1,170	1,909,990	1,823,750	86,240
Mexican Nuevo Peso settling 10/19/11	1,955	156,347	140,751	15,596
New Zealand Dollar settling 11/15/11	1,180	974,149	896,919	77,230
Morgan Stanley and Co Inc.:
Euro settling 10/17/11	167	227,445	223,800	3,645
Royal Bank of Scotland PLC:
Great British Pound settling 11/15/11	3,648	5,822,810	5,686,360	136,450
Societe Generale:
Japanese Yen settling 11/15/11	81,876	1,056,451	1,062,150	(5,699)
Standard Chartered Bank:
Canadian Dollar settling 12/15/11	1,777	1,799,448	1,693,091	106,357
Euro settling 11/15/11	268	385,581	358,958	26,623
Euro settling 11/15/11	853	1,164,883	1,142,503	22,380
Norwegian Krone settling 11/15/11	4,405	810,626	748,873	61,753
State Street Bank and Trust Co.:
Australian Dollar settling 11/15/11	126	132,029	121,310	10,719
Australian Dollar settling 11/15/11	222	224,329	213,738	10,591
Canadian Dollar settling 11/15/11	274	277,626	261,213	16,413
Canadian Dollar settling 12/15/11	234	236,242	222,951	13,291
Great British Pound settling 11/15/11	106	172,490	165,229	7,261
Japanese Yen settling 11/15/11	18,893	246,185	245,092	1,093
Japanese Yen settling 12/15/11	23,178	302,163	300,821	1,342
Norwegian Krone settling 11/15/11	1,251	226,771	212,676	14,095
Norwegian Krone settling 11/15/11	1,332	234,812	226,447	8,365
Swedish Krona settling 11/15/11	854	132,096	124,199	7,897
Swedish Krona settling 11/15/11	1,600	238,251	232,691	5,560
Swiss Franc settling 11/15/11	189	237,172	208,686	28,486
Swiss Franc settling 11/15/11	104	132,560	114,833	17,727
Swiss Franc settling 12/15/11	144	165,118	159,104	6,014
Westpac Banking Corp.:
Euro settling 12/15/11	803	1,110,759	1,075,466	35,293
Japanese Yen settling 11/15/11	52,614	682,687	682,544	143
New Zealand Dollar settling 11/15/11	1,354	1,114,479	1,029,176	85,303

				$(46,749)

CREDIT DEFAULT SWAP CONTRACTS ON INDICES

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at September 30, 2011	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America, N.A.:
CDX-NAHYS16V1-5Y, 6/20/16*	(5.00)%	2.75%		$930	$87,247	$64,035	$23,212
Barclays Bank PLC:				+
ITRAXX-FINSENS15V1-5Y, 6/20/16*	(1.00)	2.75	EUR	1,800	173,942	159,229	14,713
Morgan Stanley Capital Services Inc.:
CDX-NAHYS16V1-5Y, 6/20/16*	(5.00)	2.75		$1,850	173,557	131,593	41,964
ITRAXX-FINSENS15V1-5Y, 6/20/16*	(1.00)	2.75	EUR	890	86,003	78,490	7,513

							$87,402

*	Termination date

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the aggregate market value of these securities amounted to $18,532,799 or 3.6% of net assets.
(c)	Floating Rate Security. Stated interest rate was in effect at September 30, 2011.
(d)	Variable rate coupon, rate shown as of September 30, 2011.
(e)	Illiquid security.
(f)	Security is in default and is non-income producing.
(g)	As of September 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $31,731,635 and gross unrealized depreciation of investments was $(42,446,751), resulting in net unrealized depreciation of $(10,715,116).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Please note: The issuer classifications presented herein are based on the Barclays Capital Fixed Income Indices developed by Barclays Capital. The fund components are divided either into duration, country, bond ratings or corporate sectors as classified by Barclays Capital.

Currency Abbreviation:

CAD	-	Canadian Dollar
EUR	-	Euro

Glossary:

ABS	-	Asset-Backed Securities
ADR	-	American Depositary Receipt
ARMs	-	Adjustable Rate Mortgages
CMBS	-	Commercial Mortgage-Backed Securities
FHLMC	-	Federal Home Loan Mortgage Corporation
GO	-	General Obligation
OJSC	-	Open Joint Stock Company
REG	-	Registered Shares

AllianceBernstein Variable Products Series Fund

Balanced Wealth Strategy Portfolio

September 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2011:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks
Financials	$46,403,603		$35,108,419		$	– 0	–	$81,512,022
Information Technology	42,792,950		5,847,206			– 0	–	48,640,156
Consumer Discretionary	33,267,775		12,047,196			– 0	–	45,314,971
Energy	25,547,460		6,414,217			151,391		32,113,068
Health Care	25,718,280		4,513,898			– 0	–	30,232,178
Industrials	17,565,499		8,828,866			– 0	–	26,394,365
Consumer Staples	12,845,068		9,727,659			– 0	–	22,572,727
Materials	9,522,362		7,843,473			– 0	–	17,365,835
Utilities	6,524,277		1,526,142			– 0	–	8,050,419
Telecommunication Services	3,219,724		2,952,600			– 0	–	6,172,324
Other Instruments	322,428		– 0	–		– 0	–	322,428
Mortgage Pass-Through’s	– 0	–	48,968,483			– 0	–	48,968,483
Corporates - Investment Grades	– 0	–	40,147,980			– 0	–	40,147,980
Governments - Treasuries	– 0	–	38,179,061			– 0	–	38,179,061
Asset-Backed Securities	– 0	–	15,905,480			1,767,414		17,672,894
Agencies	– 0	–	15,896,272			– 0	–	15,896,272
Commercial Mortgage-Backed Securities	– 0	–	7,977,100			883,035		8,860,135
Governments - Sovereign Agencies	– 0	–	2,042,376			– 0	–	2,042,376
Corporates - Non-Investment Grades	– 0	–	1,895,161			– 0	–	1,895,161
Quasi-Sovereigns	– 0	–	1,158,683			– 0	–	1,158,683
Preferred Stocks	711,344		231,063			– 0	–	942,407
Local Governments - Municipal Bonds	– 0	–	560,888			– 0	–	560,888
Collateralized Mortgage Obligations	– 0	–	– 0	–		337,423		337,423
Governments - Sovereign Bonds	– 0	–	290,947			– 0	–	290,947
Rights	5,954		– 0	–		– 0	–	5,954
Short-Term Investments	– 0	–	22,603,617			– 0	–	22,603,617

Total Investments in Securities	224,446,724		290,666,787+			3,139,263		518,252,774
Other Financial Instruments* :
Assets:
Futures Contracts	18,994		– 0	–		– 0	–	18,994
Forward Currency Exchange Contracts	– 0	–	2,248,409			– 0	–	2,248,409
Credit Default Swap Contracts	– 0	–	87,402			– 0	–	87,402
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(2,295,158)			– 0	–	(2,295,158)

Total	$224,465,718		$290,707,440			$3,139,263		$518,312,421

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Portfolio values its securities which may materially affect the value of securities trading in such markets. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Energy		Asset-Backed Securities		Commercial Mortgage - Backed Securities
Balance as of 12/31/10	$ – 0	–	$1,281,731		$3,969,206
Accrued discounts/(premiums)	– 0	–	1,025		20,552
Realized gain (loss)	– 0	–	(81,944)		199,189
Change in unrealized appreciation/depreciation	(40,426)		278,119		(281,752)
Purchases	191,817		813,022		207,268
Sales	– 0	–	(524,539)		(3,231,428)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 9/30/11	$151,391		$1,767,414		$883,035

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/11	$(40,426)		$222,867		$(119,915)

	Collateralized Mortgage Obligations		Total
Balance as of 12/31/10	$563,019		$5,813,956
Accrued discounts/(premiums)	32		21,609
Realized gain (loss)	(125,957)		(8,712)
Change in unrealized appreciation/depreciation	82,079		38,020
Purchases	2,907		1,215,014
Sales	(184,657)		(3,940,624)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 9/30/11	$337,423		$3,139,263

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/11	$(42,529)		$19,997

AllianceBernstein Variable Products Series Fund

Dynamic Asset Allocation Portfolio

Portfolio of Investments

September 30, 2011 (unaudited)

Company	Shares		U.S. $ Value
INVESTMENT COMPANIES - 28.2%
Funds and Investment Trusts - 28.2%
iShares Russell 2000 Index Fund		6,810	$437,543
SPDR S&P 500 ETF Trust		32,640	3,693,869
SPDR S&P MidCap 400 ETF Trust		3,410	484,663
Vanguard MSCI EAFE ETF		123,420	3,723,581
Vanguard MSCI Emerging Markets ETF		32,700	1,173,603

Total Investment Companies (cost $10,381,530)			9,513,259

	Principal Amount (000)
GOVERNMENTS - TREASURIES - 19.3%
United States - 19.3%
U.S. Treasury Bonds
3.50%, 2/15/39	U.S.$	152	169,005
4.375%, 11/15/39-5/15/41		368	473,790
4.75%, 2/15/37		76	102,077
5.375%, 2/15/31		65	91,437
6.00%, 2/15/26		49	70,162
6.25%, 8/15/23		124	176,739
7.25%, 5/15/16		108	139,447
7.50%, 11/15/16		92	122,015
8.00%, 11/15/21		123	192,111
U.S. Treasury Notes
0.375%, 8/31/12-9/30/12		160	160,305
0.50%, 10/15/13		273	274,066
0.625%, 1/31/13		60	60,328
0.75%, 3/31/13-8/15/13		834	841,112
1.00%, 1/15/14		60	60,895
1.125%, 12/15/12-6/15/13		484	490,771
1.25%, 3/15/14		95	97,041
1.375%, 11/30/15		62	63,608
1.75%, 7/31/15		60	62,527
2.00%, 4/30/16		600	631,128
2.125%, 8/15/21		35	35,618
2.25%, 11/30/17		184	194,954
2.375%, 10/31/14-7/31/17		199	212,000
2.50%, 3/31/15		148	157,966
2.625%, 11/15/20		270	288,731
2.75%, 5/31/17-2/15/19		335	364,649
3.00%, 2/28/17		59	65,001
3.125%, 10/31/16		237	262,126
3.25%, 7/31/16		232	257,629
3.625%, 2/15/21		195	225,271
4.00%, 11/15/12		57	59,414
4.375%, 8/15/12		110	114,000

Total Governments - Treasuries (cost $6,196,084)			6,515,923

	Shares
COMMON STOCKS - 4.4%
Information Technology - 0.8%
Communications Equipment - 0.1%
Cisco Systems, Inc.		790	12,237

Company	Shares	U.S. $ Value
F5 Networks, Inc. (a)	10	$711
Harris Corp.	15	513
JDS Uniphase Corp. (a)	30	299
Juniper Networks, Inc. (a)	80	1,381
Motorola Mobility Holdings, Inc. (a)	45	1,700
Motorola Solutions, Inc.	45	1,885
QUALCOMM, Inc.	250	12,157
Tellabs, Inc.	45	193

		31,076

Computers & Peripherals - 0.2%
Apple, Inc. (a)	133	50,697
Dell, Inc. (a)	240	3,396
EMC Corp. (a)	285	5,982
Hewlett-Packard Co.	290	6,510
Lexmark International, Inc.-Class A (a)	10	270
NetApp, Inc. (a)	50	1,697
SanDisk Corp. (a)	30	1,211
Western Digital Corp. (a)	30	772

		70,535

Electronic Equipment, Instruments & Components - 0.0%
Amphenol Corp.-Class A	25	1,019
Corning, Inc.	215	2,657
FLIR Systems, Inc.	20	501
Jabil Circuit, Inc.	25	445
Molex, Inc.	15	306

		4,928

Internet Software & Services - 0.1%
Akamai Technologies, Inc. (a)	25	497
eBay, Inc. (a)	165	4,866
Google, Inc.-Class A (a)	40	20,575
Monster Worldwide, Inc. (a)	15	108
VeriSign, Inc.	25	715
Yahoo!, Inc. (a)	185	2,435

		29,196

IT Services - 0.1%
Automatic Data Processing, Inc.	70	3,301
Cognizant Technology Solutions Corp.-Class A (a)	45	2,822
Computer Sciences Corp.	20	537
Fidelity National Information Services, Inc.	40	973
Fiserv, Inc. (a)	20	1,015
International Business Machines Corp.	175	30,630
Mastercard, Inc.-Class A	15	4,757
Paychex, Inc.	45	1,187
SAIC, Inc. (a)	35	413
Teradata Corp. (a)	25	1,338
Total System Services, Inc.	20	339
Visa, Inc.-Class A	70	6,000
Western Union Co. (The)-Class W	90	1,376

		54,688

Company	Shares	U.S. $ Value
Office Electronics - 0.0%
Xerox Corp.	195	$1,359

Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc. (a)	75	381
Altera Corp.	50	1,576
Analog Devices, Inc.	40	1,250
Applied Materials, Inc.	185	1,915
Broadcom Corp.-Class A (a)	70	2,330
Intel Corp.	760	16,211
KLA-Tencor Corp.	20	766
Linear Technology Corp.	30	830
LSI Corp. (a)	80	414
MEMC Electronic Materials, Inc. (a)	30	157
Microchip Technology, Inc.	25	778
Micron Technology, Inc. (a)	120	605
Novellus Systems, Inc. (a)	10	273
NVIDIA Corp. (a)	75	938
Teradyne, Inc. (a)	20	220
Texas Instruments, Inc.	165	4,397
Xilinx, Inc.	35	960

		34,001

Software - 0.2%
Adobe Systems, Inc. (a)	70	1,692
Autodesk, Inc. (a)	35	972
BMC Software, Inc. (a)	25	964
CA, Inc.	55	1,067
Citrix Systems, Inc. (a)	30	1,636
Compuware Corp. (a)	30	230
Electronic Arts, Inc. (a)	45	920
Intuit, Inc. (a)	40	1,898
Microsoft Corp.	1,055	26,259
Oracle Corp.	555	15,951
Red Hat, Inc. (a)	30	1,268
Salesforce.com, Inc. (a)	21	2,400
Symantec Corp. (a)	105	1,711

		56,968

		282,751

Financials - 0.6%
Capital Markets - 0.1%
Ameriprise Financial, Inc.	35	1,378
Bank of New York Mellon Corp. (The)	175	3,253
BlackRock, Inc.-Class A	17	2,516
Charles Schwab Corp. (The)	140	1,578
E*Trade Financial Corp. (a)	30	273
Federated Investors, Inc.-Class B	10	175
Franklin Resources, Inc.	20	1,913
Goldman Sachs Group, Inc. (The)	78	7,375
Invesco Ltd.	60	931
Janus Capital Group, Inc.	20	120
Legg Mason, Inc.	20	514
Morgan Stanley	195	2,633
Northern Trust Corp.	30	1,049

Company	Shares	U.S. $ Value
State Street Corp.	75	$2,412
T Rowe Price Group, Inc.	35	1,672

		27,792

Commercial Banks - 0.1%
BB&T Corp.	90	1,920
Comerica, Inc.	30	689
Fifth Third Bancorp	120	1,212
First Horizon National Corp.	35	209
Huntington Bancshares, Inc./OH	115	552
KeyCorp	125	741
M&T Bank Corp.	25	1,747
PNC Financial Services Group, Inc.	80	3,855
Regions Financial Corp.	175	583
SunTrust Banks, Inc.	70	1,257
US Bancorp	275	6,473
Wells Fargo & Co.	755	18,211
Zions Bancorporation	20	281

		37,730

Consumer Finance - 0.0%
American Express Co.	150	6,735
Capital One Financial Corp.	70	2,774
Discover Financial Services	70	1,606
SLM Corp.	70	871

		11,986

Diversified Financial Services - 0.1%
Bank of America Corp.	1,425	8,721
Citigroup, Inc.	418	10,709
CME Group, Inc.-Class A	10	2,464
IntercontinentalExchange, Inc. (a)	10	1,183
JPMorgan Chase & Co.	565	17,018
Leucadia National Corp.	25	567
Moody’s Corp.	25	761
NASDAQ OMX Group, Inc. (The) (a)	20	463
NYSE Euronext	35	813

		42,699

Insurance - 0.2%
ACE Ltd.	45	2,727
Aflac, Inc.	65	2,272
Allstate Corp. (The)	70	1,658
American International Group, Inc. (a)	62	1,361
AON Corp.	45	1,889
Assurant, Inc.	10	358
Berkshire Hathaway, Inc. (a)	245	17,405
Chubb Corp. (The)	40	2,400
Cincinnati Financial Corp.	20	527
Genworth Financial, Inc.-Class A (a)	65	373
Hartford Financial Services Group, Inc.	65	1,049
Lincoln National Corp.	40	625
Loews Corp.	40	1,382
Marsh & McLennan Cos., Inc.	80	2,123
MetLife, Inc.	150	4,201
Principal Financial Group, Inc.	40	907
Progressive Corp. (The)	85	1,510
Prudential Financial, Inc.	75	3,514

Company	Shares	U.S. $ Value
Torchmark Corp.	15	$523
Travelers Cos., Inc. (The)	60	2,924
Unum Group	40	838
XL Group PLC	40	752

		51,318

Real Estate Investment Trusts (REITs) - 0.1%
Apartment Investment & Management Co.-Class A	15	332
AvalonBay Communities, Inc.	15	1,711
Boston Properties, Inc.	20	1,782
Equity Residential	40	2,075
HCP, Inc.	60	2,104
Health Care REIT, Inc.	25	1,170
Host Hotels & Resorts, Inc.	90	985
Kimco Realty Corp.	50	752
Plum Creek Timber Co., Inc.	20	694
ProLogis, Inc.	60	1,455
Public Storage	20	2,227
Simon Property Group, Inc.	46	5,059
Ventas, Inc.	41	2,025
Vornado Realty Trust	25	1,865
Weyerhaeuser Co.	70	1,088

		25,324

Real Estate Management & Development - 0.0%
CB Richard Ellis Group, Inc.-Class A (a)	35	471

Thrifts & Mortgage Finance - 0.0%
Hudson City Bancorp, Inc.	70	396
People’s United Financial, Inc.	45	513

		909

		198,229

Health Care - 0.5%
Biotechnology - 0.1%
Amgen, Inc.	135	7,418
Biogen Idec, Inc. (a)	35	3,260
Celgene Corp. (a)	70	4,335
Cephalon, Inc. (a)	10	807
Gilead Sciences, Inc. (a)	115	4,462

		20,282

Health Care Equipment & Supplies - 0.1%
Baxter International, Inc.	80	4,491
Becton Dickinson and Co.	30	2,200
Boston Scientific Corp. (a)	210	1,241
CareFusion Corp. (a)	30	719
Covidien PLC	75	3,307
CR Bard, Inc.	15	1,313
DENTSPLY International, Inc.	20	614
Edwards Lifesciences Corp. (a)	15	1,069
Intuitive Surgical, Inc. (a)	5	1,821
Medtronic, Inc.	150	4,986
St Jude Medical, Inc.	45	1,629
Stryker Corp.	45	2,121
Varian Medical Systems, Inc. (a)	15	782

Company	Shares	U.S. $ Value
Zimmer Holdings, Inc. (a)	25	$1,338

		27,631

Health Care Providers & Services - 0.1%
Aetna, Inc.	50	1,818
AmerisourceBergen Corp.-Class A	35	1,304
Cardinal Health, Inc.	45	1,885
CIGNA Corp.	35	1,468
Coventry Health Care, Inc. (a)	20	576
DaVita, Inc. (a)	15	940
Express Scripts, Inc.-Class A (a)	80	2,966
Humana, Inc.	25	1,818
Laboratory Corp. of America Holdings (a)	15	1,186
McKesson Corp.	35	2,544
Medco Health Solutions, Inc. (a)	55	2,579
Patterson Cos., Inc.	10	286
Quest Diagnostics, Inc./DE	20	987
Tenet Healthcare Corp. (a)	65	268
UnitedHealth Group, Inc.	155	7,149
WellPoint, Inc.	60	3,917

		31,691

Health Care Technology - 0.0%
Cerner Corp. (a)	20	1,370

Life Sciences Tools & Services - 0.0%
Agilent Technologies, Inc. (a)	45	1,406
Life Technologies Corp. (a)	25	961
PerkinElmer, Inc.	15	288
Thermo Fisher Scientific, Inc. (a)	55	2,785
Waters Corp. (a)	15	1,133

		6,573

Pharmaceuticals - 0.2%
Abbott Laboratories	235	12,018
Allergan, Inc.	50	4,119
Bristol-Myers Squibb Co.	245	7,688
Eli Lilly & Co.	145	5,361
Forest Laboratories, Inc. (a)	35	1,078
Hospira, Inc. (a)	20	740
Johnson & Johnson	405	25,802
Merck & Co., Inc.	445	14,556
Mylan, Inc./PA (a)	55	935
Pfizer, Inc.	1,120	19,801
Watson Pharmaceuticals, Inc. (a)	15	1,024

		93,122

		180,669

Energy - 0.5%
Energy Equipment & Services - 0.1%
Baker Hughes, Inc.	60	2,770
Cameron International Corp. (a)	40	1,662
Diamond Offshore Drilling, Inc.	10	547
FMC Technologies, Inc. (a)	30	1,128
Halliburton Co.	130	3,968

Company	Shares	U.S. $ Value
Helmerich & Payne, Inc.	15	$609
Nabors Industries Ltd. (a)	35	429
National Oilwell Varco, Inc.	65	3,329
Noble Corp. (a)	35	1,027
Rowan Cos., Inc. (a)	15	453
Schlumberger Ltd.	195	11,647

		27,569

Oil, Gas & Consumable Fuels - 0.4%
Alpha Natural Resources, Inc. (a)	32	566
Anadarko Petroleum Corp.	75	4,729
Apache Corp.	55	4,413
Cabot Oil & Gas Corp.	15	929
Chesapeake Energy Corp.	95	2,427
Chevron Corp.	290	26,831
ConocoPhillips	200	12,664
Consol Energy, Inc.	30	1,018
Denbury Resources, Inc. (a)	50	575
Devon Energy Corp.	60	3,326
El Paso Corp.	100	1,748
EOG Resources, Inc.	45	3,195
EQT Corp.	20	1,067
Exxon Mobil Corp.	699	50,768
Hess Corp.	40	2,098
Marathon Oil Corp.	105	2,266
Marathon Petroleum Corp.	52	1,407
Murphy Oil Corp.	25	1,104
Newfield Exploration Co. (a)	20	794
Noble Energy, Inc.	25	1,770
Occidental Petroleum Corp.	120	8,580
Peabody Energy Corp.	35	1,186
Pioneer Natural Resources Co.	15	987
QEP Resources, Inc.	25	677
Range Resources Corp.	20	1,169
Southwestern Energy Co. (a)	45	1,500
Spectra Energy Corp.	85	2,085
Sunoco, Inc.	15	465
Tesoro Corp. (a)	15	292
Valero Energy Corp.	75	1,334
Williams Cos., Inc. (The)	85	2,069

		144,039

		171,608

Consumer Staples - 0.5%
Beverages - 0.1%
Brown-Forman Corp.-Class B	15	1,052
Coca-Cola Co. (The)	330	22,295
Coca-Cola Enterprises, Inc.	40	995
Constellation Brands, Inc.-Class A (a)	20	360
Dr Pepper Snapple Group, Inc.	30	1,163
Molson Coors Brewing Co.-Class B	20	792
PepsiCo, Inc.	225	13,928

		40,585

Food & Staples Retailing - 0.1%
Costco Wholesale Corp.	60	4,927
CVS Caremark Corp.	190	6,380

Company	Shares	U.S. $ Value
Kroger Co. (The)	85	$1,867
Safeway, Inc.	45	748
SUPERVALU, Inc.	25	167
Sysco Corp.	85	2,202
Wal-Mart Stores, Inc.	253	13,131
Walgreen Co.	135	4,440
Whole Foods Market, Inc.	20	1,306

		35,168

Food Products - 0.1%
Archer-Daniels-Midland Co.	105	2,605
Campbell Soup Co.	25	809
ConAgra Foods, Inc.	50	1,211
Dean Foods Co. (a)	20	177
General Mills, Inc.	95	3,655
Hershey Co. (The)	20	1,185
HJ Heinz Co.	45	2,272
Hormel Foods Corp.	15	405
JM Smucker Co. (The)	15	1,093
Kellogg Co.	35	1,862
Kraft Foods, Inc.-Class A	245	8,227
McCormick & Co., Inc./MD	15	692
Mead Johnson Nutrition Co.-Class A	30	2,065
Sara Lee Corp.	80	1,308
Tyson Foods, Inc.-Class A	35	608

		28,174

Household Products - 0.1%
Clorox Co.	20	1,327
Colgate-Palmolive Co.	75	6,651
Kimberly-Clark Corp.	55	3,905
Procter & Gamble Co. (The)	395	24,956

		36,839

Personal Products - 0.0%
Avon Products, Inc.	55	1,078
Estee Lauder Cos., Inc. (The)-Class A	15	1,318

		2,396

Tobacco - 0.1%
Altria Group, Inc.	300	8,043
Lorillard, Inc.	20	2,214
Philip Morris International, Inc.	260	16,219
Reynolds American, Inc.	45	1,686

		28,162

		171,324

Consumer Discretionary - 0.5%
Auto Components - 0.0%
Goodyear Tire & Rubber Co. (The) (a)	30	303
Johnson Controls, Inc.	100	2,637

		2,940

Automobiles - 0.0%
Ford Motor Co. (a)	525	5,077
Harley-Davidson, Inc.	30	1,030

		6,107

Company	Shares	U.S. $ Value
Distributors – 0.0%
Genuine Parts Co.	20	$1,016

Diversified Consumer Services - 0.0%
Apollo Group, Inc.-Class A (a)	15	594
DeVry, Inc.	10	370
H&R Block, Inc.	40	532

		1,496

Hotels, Restaurants & Leisure - 0.1%
Carnival Corp.	65	1,969
Chipotle Mexican Grill, Inc.-Class A (a)	4	1,212
Darden Restaurants, Inc.	20	855
International Game Technology	40	581
Marriott International, Inc./DE-Class A	45	1,226
McDonald’s Corp.	150	13,173
Starbucks Corp.	110	4,102
Starwood Hotels & Resorts Worldwide, Inc.	25	971
Wyndham Worldwide Corp.	20	570
Wynn Resorts Ltd.	10	1,151
Yum! Brands, Inc.	65	3,210

		29,020

Household Durables - 0.0%
DR Horton, Inc.	35	316
Fortune Brands, Inc.	20	1,082
Harman International Industries, Inc.	10	286
Leggett & Platt, Inc.	15	297
Lennar Corp.-Class A	20	271
Newell Rubbermaid, Inc.	35	415
Pulte Group, Inc. (a)	45	178
Whirlpool Corp.	10	499

		3,344

Internet & Catalog Retail - 0.1%
Amazon.com, Inc. (a)	50	10,811
Expedia, Inc.	25	644
NetFlix, Inc. (a)	6	679
Priceline.com, Inc. (a)	7	3,146

		15,280

Leisure Equipment & Products - 0.0%
Hasbro, Inc.	20	652
Mattel, Inc.	45	1,165

		1,817

Media - 0.1%
Cablevision Systems Corp.	30	472
CBS Corp.-Class B	90	1,834
Comcast Corp.-Class A	390	8,151
DIRECTV (a)	115	4,859
Discovery Communications, Inc.-Class A (a)	35	1,317
Gannett Co., Inc.	30	286
Interpublic Group of Cos., Inc. (The)	65	468
McGraw-Hill Cos., Inc. (The)	40	1,640
News Corp.-Class A	315	4,873
Omnicom Group, Inc.	40	1,473

Company	Shares	U.S. $ Value
Scripps Networks Interactive, Inc.-Class A	10	$372
Time Warner Cable, Inc.-Class A	55	3,447
Time Warner, Inc.	155	4,645
Viacom, Inc.-Class B	80	3,099
Walt Disney Co. (The)	265	7,992
Washington Post Co. (The)-Class B	1	327

		45,255

Multiline Retail - 0.1%
Big Lots, Inc. (a)	10	348
Family Dollar Stores, Inc.	15	763
JC Penney Co., Inc.	30	803
Kohl’s Corp.	40	1,964
Macy’s, Inc.	55	1,448
Nordstrom, Inc.	20	914
Sears Holdings Corp. (a)	5	288
Target Corp.	105	5,149

		11,677

Specialty Retail - 0.1%
Abercrombie & Fitch Co.-Class A	10	616
AutoNation, Inc. (a)	5	164
AutoZone, Inc. (a)	5	1,596
Bed Bath & Beyond, Inc. (a)	35	2,006
Best Buy Co., Inc.	40	932
CarMax, Inc. (a)	30	715
GameStop Corp.-Class A (a)	15	346
Gap, Inc. (The)	55	893
Home Depot, Inc.	230	7,560
Limited Brands, Inc.	35	1,348
Lowe’s Cos., Inc.	190	3,675
O’Reilly Automotive, Inc. (a)	20	1,333
Ross Stores, Inc.	15	1,180
Staples, Inc.	95	1,263
Tiffany & Co.	15	912
TJX Cos., Inc.	55	3,051
Urban Outfitters, Inc. (a)	15	335

		27,925

Textiles, Apparel & Luxury Goods - 0.0%
Coach, Inc.	40	2,073
NIKE, Inc.-Class B	60	5,131
Ralph Lauren Corp.	10	1,297
VF Corp.	15	1,823

		10,324

		156,201

Industrials - 0.5%
Aerospace & Defense - 0.1%
Boeing Co. (The)	110	6,656
General Dynamics Corp.	50	2,844
Goodrich Corp.	20	2,414
Honeywell International, Inc.	115	5,050
ITT Corp.	25	1,050
L-3 Communications Holdings, Inc.	15	930
Lockheed Martin Corp.	40	2,906
Northrop Grumman Corp.	40	2,086

Company	Shares	U.S. $ Value
Precision Castparts Corp.	20	$3,109
Raytheon Co.	50	2,043
Rockwell Collins, Inc.	20	1,055
Textron, Inc.	35	617
United Technologies Corp.	135	9,499

		40,259

Air Freight & Logistics - 0.1%
C.H. Robinson Worldwide, Inc.	25	1,712
Expeditors International of Washington, Inc.	30	1,216
FedEx Corp.	45	3,046
United Parcel Service, Inc.-Class B	145	9,157

		15,131

Airlines - 0.0%
Southwest Airlines Co.	105	844

Building Products - 0.0%
Masco Corp.	45	320

Commercial Services & Supplies - 0.0%
Avery Dennison Corp.	15	376
Cintas Corp.	15	422
Iron Mountain, Inc.	25	791
Pitney Bowes, Inc.	25	470
Republic Services, Inc.-Class A	40	1,122
RR Donnelley & Sons Co.	25	353
Stericycle, Inc. (a)	10	807
Waste Management, Inc.	65	2,117

		6,458

Construction & Engineering - 0.0%
Fluor Corp.	25	1,164
Jacobs Engineering Group, Inc. (a)	15	484
Quanta Services, Inc. (a)	25	470

		2,118

Electrical Equipment - 0.0%
Emerson Electric Co.	110	4,544
First Solar, Inc. (a)	10	632
Rockwell Automation, Inc.	20	1,120
Roper Industries, Inc.	15	1,034

		7,330

Industrial Conglomerates - 0.1%
3M Co.	105	7,538
Danaher Corp.	80	3,355
General Electric Co.	1,510	23,012
Tyco International Ltd.	65	2,649

		36,554

Machinery - 0.1%
Caterpillar, Inc.	95	7,015
Cummins, Inc.	30	2,450
Deere & Co.	65	4,197
Dover Corp.	25	1,165
Eaton Corp.	45	1,597
Flowserve Corp.	10	740
Illinois Tool Works, Inc.	75	3,120

Company	Shares	U.S. $ Value
Ingersoll-Rand PLC	45	$1,264
Joy Global, Inc.	15	936
PACCAR, Inc.	50	1,691
Pall Corp.	15	636
Parker Hannifin Corp.	25	1,578
Snap-On, Inc.	10	444
Stanley Black & Decker, Inc.	25	1,228

		28,061

Professional Services - 0.0%
Dun & Bradstreet Corp.	5	306
Equifax, Inc.	15	461
Robert Half International, Inc.	15	319

		1,086

Road & Rail - 0.1%
CSX Corp.	150	2,800
Norfolk Southern Corp.	50	3,051
Ryder System, Inc.	5	188
Union Pacific Corp.	75	6,125

		12,164

Trading Companies & Distributors - 0.0%
Fastenal Co.	40	1,331
WW Grainger, Inc.	10	1,496

		2,827

		153,152

Utilities - 0.2%
Electric Utilities - 0.1%
American Electric Power Co., Inc.	65	2,471
Duke Energy Corp.	185	3,698
Edison International	45	1,721
Entergy Corp.	25	1,657
Exelon Corp.	90	3,835
FirstEnergy Corp.	55	2,470
NextEra Energy, Inc.	65	3,511
Northeast Utilities	20	673
Pepco Holdings, Inc.	30	568
Pinnacle West Capital Corp.	15	644
PPL Corp.	75	2,141
Progress Energy, Inc.	40	2,069
Southern Co.	120	5,084

		30,542

Gas Utilities - 0.0%
Nicor, Inc.	5	275
Oneok, Inc.	15	991

		1,266

Independent Power Producers & Energy Traders - 0.0%
AES Corp. (The) (a)	85	830
Constellation Energy Group, Inc.	25	951
NRG Energy, Inc. (a)	30	636

		2,417

Company	Shares	U.S. $ Value
Multi-Utilities - 0.1%
Ameren Corp.	30	$893
CenterPoint Energy, Inc.	55	1,079
CMS Energy Corp.	30	594
Consolidated Edison, Inc.	40	2,281
Dominion Resources, Inc./VA	85	4,316
DTE Energy Co.	20	980
Integrys Energy Group, Inc.	10	486
NiSource, Inc.	35	748
PG&E Corp.	55	2,327
Public Service Enterprise Group, Inc.	75	2,503
SCANA Corp.	15	607
Sempra Energy	40	2,060
TECO Energy, Inc.	25	428
Wisconsin Energy Corp.	30	939
Xcel Energy, Inc.	70	1,728

		21,969

		56,194

Materials - 0.2%
Chemicals - 0.1%
Air Products & Chemicals, Inc.	30	2,291
Airgas, Inc.	10	638
CF Industries Holdings, Inc.	10	1,234
Dow Chemical Co. (The)	165	3,706
Eastman Chemical Co.	10	685
Ecolab, Inc.	30	1,467
EI du Pont de Nemours & Co.	135	5,396
FMC Corp.	10	691
International Flavors & Fragrances, Inc.	10	562
Monsanto Co.	80	4,803
Mosaic Co. (The)	40	1,959
PPG Industries, Inc.	30	2,120
Praxair, Inc.	50	4,674
Sherwin-Williams Co. (The)	15	1,115
Sigma-Aldrich Corp.	15	927

		32,268

Construction Materials - 0.0%
Vulcan Materials Co.	15	413

Containers & Packaging - 0.0%
Ball Corp.	20	621
Bemis Co., Inc.	10	293
Owens-Illinois, Inc. (a)	20	302
Sealed Air Corp.	20	334

		1,550

Metals & Mining - 0.1%
AK Steel Holding Corp.	10	65
Alcoa, Inc.	140	1,340
Allegheny Technologies, Inc.	15	555
Cliffs Natural Resources, Inc.	20	1,023
Freeport-McMoRan Copper & Gold, Inc.	135	4,111
Newmont Mining Corp.	75	4,717
Nucor Corp.	40	1,266
Titanium Metals Corp.	10	150
United States Steel Corp.	20	440

		13,667

Company	Shares	U.S. $ Value
Paper & Forest Products - 0.0%
International Paper Co.	65	$1,512
MeadWestvaco Corp.	20	491

		2,003

		49,901

Telecommunication Services - 0.1%
Diversified Telecommunication Services - 0.1%
AT&T, Inc.	850	24,242
CenturyLink, Inc.	90	2,981
Frontier Communications Corp.	140	855
Verizon Communications, Inc.	400	14,720
Windstream Corp.	65	758

		43,556

Wireless Telecommunication Services - 0.0%
American Tower Corp.-Class A (a)	55	2,959
MetroPCS Communications, Inc. (a)	35	305
Sprint Nextel Corp. (a)	420	1,277

		4,541

		48,097

Producer Durables - 0.0%
Back Office Support HR & Consulting - 0.0%
Accenture PLC	95	5,005

Total Common Stocks (cost $1,731,990)		1,473,131

SHORT-TERM INVESTMENTS - 57.6%
Investment Companies - 57.6%
AllianceBernstein Fixed-Income Shares, Inc.-
Government STIF Portfolio, 0.08% (b) (cost $19,413,828)	19,413,828	19,413,828
Total Investments - 109.5% (cost $37,723,432) (c)		36,916,141
Other assets less liabilities - (9.5)% (d)		(3,213,637)

Net Assets - 100.0%		$33,702,504

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at September 30, 2011	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
German Euro Bobl Futures	1	December 2011	$162,299	$163,624	$1,325
German Euro Bund Futures	1	December 2011	179,233	182,862	3,629

Type	Number of Contracts	Expiration Month	Original Value	Value at September 30, 2011	Unrealized Appreciation/ (Depreciation)
German Euro Schatz Futures	1	December 2011	$146,624	$146,870	$246
JGB Mini 10 Yr Futures	3	December 2011	555,176	553,248	(1,928)
MSCI EAFE Mini Index Futures	28	December 2011	1,924,626	1,885,240	(39,386)
MSCI Emerging Market EMini Futures	9	December 2011	430,485	378,135	(52,350)
Russell 2000 Mini Index Futures	2	December 2011	134,293	128,300	(5,993)
S+P Midcap 400 EMini Index Futures	1	December 2011	82,407	77,890	(4,517)
U.S. T-Note 10 Yr Futures	37	December 2011	4,803,184	4,813,469	10,285
U.S. T-Note 2 Yr Futures	6	December 2011	1,323,103	1,321,219	(1,884)
U.S. T-Note 5 Yr Futures	2	December 2011	245,083	244,969	(114)
UK Long Gilt Bond Futures	1	December 2011	198,451	202,707	4,256
Ultra Long U.S. T-Bond Futures	11	December 2011	1,643,658	1,744,875	101,217

					$14,786

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at September 30, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts
HSBC Bank USA:
Japanese Yen settling 12/15/11	44,052	$576,831	$571,739	$(5,092)
State Street Bank and Trust Co.:
Australian Dollar settling 12/15/11	25	25,961	23,985	(1,976)
Japanese Yen settling 12/15/11	981	12,782	12,732	(50)
Japanese Yen settling 12/15/11	1,341	17,580	17,404	(176)
Japanese Yen settling 12/15/11	1,379	18,078	17,898	(180)
Japanese Yen settling 12/15/11	1,649	21,614	21,402	(212)
Japanese Yen settling 12/15/11	2,952	38,549	38,313	(236)
Japanese Yen settling 12/15/11	2,506	32,769	32,525	(244)
Japanese Yen settling 12/15/11	3,853	50,312	50,007	(305)
Sale Contracts
Barclays Bank PLC Wholesale:
Great British Pound settling 12/15/11	25	38,970	38,958	12
HSBC Bank USA:
Great British Pound settling 12/15/11	353	548,325	550,087	(1,762)
Swiss Franc settling 12/15/11	314	347,915	346,936	979
Royal Bank of Canada:
Euro settling 12/15/11	270	369,174	361,614	7,560
Euro settling 12/15/11	308	415,459	412,507	2,952
Great British Pound settling 12/15/11	292	460,382	455,030	5,352
Japanese Yen settling 12/15/11	40,135	522,700	520,901	1,799
Swedish Krona settling 12/15/11	1,059	157,994	153,800	4,194
State Street Bank and Trust Co.:
Australian Dollar settling 12/15/11	453	455,999	434,613	21,386
Australian Dollar settling 12/15/11	40	40,910	38,376	2,534

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at September 30, 2011	Unrealized Appreciation/ (Depreciation)
Australian Dollar settling 12/15/11	31	$32,129	$29,742	$2,387
Australian Dollar settling 12/15/11	43	43,531	41,255	2,276
Australian Dollar settling 12/15/11	25	26,206	23,986	2,220
Australian Dollar settling 12/15/11	23	23,454	22,066	1,388
Australian Dollar settling 12/15/11	44	42,627	42,214	413
Canadian Dollar settling 12/15/11	43	43,521	40,970	2,551
Canadian Dollar settling 12/15/11	22	22,441	20,961	1,480
Euro settling 12/15/11	420	586,622	562,510	24,112
Euro settling 12/15/11	30	43,209	40,179	3,030
Euro settling 12/15/11	27	38,962	36,161	2,801
Euro settling 12/15/11	22	31,235	29,465	1,770
Euro settling 12/15/11	19	26,921	25,447	1,474
Euro settling 12/15/11	17	24,177	22,769	1,408
Euro settling 12/15/11	33	45,477	44,197	1,280
Euro settling 12/15/11	24	33,288	32,144	1,144
Euro settling 12/15/11	58	78,730	77,680	1,050
Euro settling 12/15/11	25	33,709	33,483	226
Euro settling 12/15/11	60	80,384	80,359	25
Great British Pound settling 12/15/11	135	215,995	210,374	5,621
Great British Pound settling 12/15/11	24	38,101	37,400	701
Great British Pound settling 12/15/11	19	30,245	29,608	637
Great British Pound settling 12/15/11	26	40,785	40,516	269
Japanese Yen settling 12/15/11	4,055	53,142	52,629	513
Japanese Yen settling 12/15/11	4,155	54,286	53,927	359
Japanese Yen settling 12/15/11	3,808	49,647	49,423	224
Japanese Yen settling 12/15/11	2,675	34,863	34,718	145

				$96,039

TOTAL RETURN SWAP CONTRACTS ON INDICES

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Index
Receive	FTSE EPRA/NAREIT Developed Real Estate index	16	1.00%	$44	8/15/12	JPMorgan Chase Bank, N.A.	$(3,175)
Receive	FTSE EPRA/NAREIT Developed Real Estate index	13	1.00	33	10/15/12	JPMorgan Chase Bank, N.A.	0
Receive	FTSE EPRA/NAREIT Developed Real Estate index	7	0.47	19	6/15/12	JPMorgan Chase Bank, N.A.	(1,389)

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	FTSE EPRA/NAREIT Developed Real Estate index	11	0.45%	$30	6/15/12	JPMorgan Chase Bank, N.A.	$(2,182)
Receive	FTSE EPRA/NAREIT Developed Real Estate index	11	0.46	30	6/15/12	JPMorgan Chase Bank, N.A.	(2,183)
Receive	FTSE EPRA/NAREIT Developed Real Estate index	5	0.46	14	7/16/12	JPMorgan Chase Bank, N.A.	(992)
Receive	FTSE EPRA/NAREIT Developed Real Estate index	5	0.46	14	7/16/12	JPMorgan Chase Bank, N.A.	(992)
Receive	FTSE EPRA/NAREIT Developed Real Estate index	6	0.46	17	7/16/12	JPMorgan Chase Bank, N.A.	(1,190)
Receive	FTSE EPRA/NAREIT Developed Real Estate index	6	0.46	17	7/16/12	JPMorgan Chase Bank, N.A.	(1,190)
Receive	FTSE EPRA/NAREIT Developed Real Estate index	8	0.46	22	7/16/12	JPMorgan Chase Bank, N.A.	(1,587)
Receive	FTSE EPRA/NAREIT Developed Real Estate index	9	0.43	25	7/16/12	JPMorgan Chase Bank, N.A.	(1,786)
Receive	FTSE EPRA/NAREIT Developed Real Estate index	10	0.46	28	7/16/12	JPMorgan Chase Bank, N.A.	(1,984)
Receive	FTSE EPRA/NAREIT Developed Real Estate index	7	1.00	19	8/15/12	JPMorgan Chase Bank, N.A.	(1,389)
Receive	FTSE EPRA/NAREIT Developed Real Estate index	14	0.48	39	8/15/12	JPMorgan Chase Bank, N.A.	(2,778)
Receive	FTSE EPRA/NAREIT Developed Real Estate index	14	0.48	39	8/15/12	JPMorgan Chase Bank, N.A.	(2,778)
Receive	FTSE EPRA/NAREIT Developed Real Estate index	20	0.48	55	8/15/12	JPMorgan Chase Bank, N.A.	(3,969)
Receive	FTSE EPRA/NAREIT Developed Real Estate index	29	1.00	80	8/15/12	JPMorgan Chase Bank, N.A.	(5,755)
Receive	FTSE EPRA/NAREIT Developed Real Estate index	7	1.00	19	9/17/12	JPMorgan Chase Bank, N.A.	(1,389)
Receive	FTSE EPRA/NAREIT Developed Real Estate index	11	1.00	30	9/17/12	JPMorgan Chase Bank, N.A.	(2,183)

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	FTSE EPRA/NAREIT Developed Real Estate index	13	0.48%	$36	9/17/12	JPMorgan Chase Bank, N.A.	$(2,580)
Receive	FTSE EPRA/NAREIT Developed Real Estate index	14	0.48	39	9/17/12	JPMorgan Chase Bank, N.A.	(2,778)
Receive	FTSE EPRA/NAREIT Developed Real Estate index	29	1.00	74	10/15/12	JPMorgan Chase Bank, N.A.	66
Receive	FTSE EPRA/NAREIT Developed Real Estate index	16	1.00	41	10/15/12	JPMorgan Chase Bank, N.A.	(22)
Receive	FTSE EPRA/NAREIT Developed Real Estate index	10	1.00	26	10/15/12	JPMorgan Chase Bank, N.A.	(606)
Receive	FTSE EPRA/NAREIT Developed Real Estate index	15	0.48	40	10/15/12	JPMorgan Chase Bank, N.A.	(1,468)
Receive	FTSE EPRA/NAREIT Developed Real Estate index	16	0.48	45	10/15/12	JPMorgan Chase Bank, N.A.	(3,699)
Receive	FTSE EPRA/NAREIT Developed Real Estate index	233	0.43	643	4/16/12	UBS AG	(46,224)
Receive	FTSE EPRA/NAREIT Developed Real Estate index	18	0.43	50	5/15/12	UBS AG	(3,571)
Receive	FTSE EPRA/NAREIT Developed Real Estate index	8	0.46	22	6/15/12	UBS AG	(1,587)
Receive	FTSE EPRA/NAREIT Developed Real Estate index	11	0.46	30	6/15/12	UBS AG	(2,183)

							$(103,543)

*	BBA - British Bankers’ Association
(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of September 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $348,405 and gross unrealized depreciation of investments was $(1,155,696), resulting in net unrealized depreciation of $(807,291).
(d)	An amount of U.S. $625,850 has been segregated to collateralize margin requirements for the open futures contracts at September 30, 2011.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AllianceBernstein Variable Products Series Fund

Dynamic Asset Allocation Portfolio

September 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2011:

		$20,901,745		$20,901,745			$20,901,745		$20,901,745
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Investment Companies	$	– 0	–	$9,513,259		$	– 0	–	$9,513,259
Governments - Treasuries		– 0	–	6,515,923			– 0	–	6,515,923
Common Stocks		1,473,131		– 0	–		– 0	–	1,473,131
Short-Term Investments		19,413,828		– 0	–		– 0	–	19,413,828

Total Investments in Securities		20,886,959		16,029,182			– 0	–	36,916,141
Other Financial Instruments* :
Assets:
Futures Contracts		120,958		– 0	–		– 0	–	120,958
Forward Currency Exchange Contracts		– 0	–	106,272			– 0	–	106,272
Total Return Swap Contracts		– 0	–	66			– 0	–	66
Liabilities:
Futures Contracts		(106,172)		– 0	–		– 0	–	(106,172)
Forward Currency Exchange Contracts		– 0	–	(10,233)			– 0	–	(10,233)
Total Return Swap Contracts		– 0	–	(103,609)			– 0	–	(103,609)

Total		$20,901,745		$16,021,678		$	– 0	–	$36,923,423

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Variable Products Series Fund

Global Thematic Growth Portfolio

Portfolio of Investments

September 30, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 92.6%
Information Technology - 20.7%
Communications Equipment - 3.9%
Juniper Networks, Inc. (a)	188,055	$3,245,829
QUALCOMM, Inc.	47,700	2,319,651

		5,565,480

Computers & Peripherals - 4.5%
Apple, Inc. (a)	7,110	2,710,190
Silicon Graphics International Corp. (a)	137,481	1,638,774
Toshiba Corp.	491,000	2,003,008

		6,351,972

Internet Software & Services - 5.4%
Cornerstone OnDemand, Inc. (a)	164,039	2,057,049
Equinix, Inc. (a)	16,900	1,501,227
LinkedIn Corp. (a)	13,706	1,070,164
MercadoLibre, Inc.	24,400	1,311,500
Rackspace Hosting, Inc. (a)	49,219	1,680,337

		7,620,277

Semiconductors & Semiconductor Equipment - 2.7%
Cree, Inc. (a)	48,350	1,256,133
NVIDIA Corp. (a)	207,400	2,592,500

		3,848,633

Software - 4.2%
Intuit, Inc. (a)	31,200	1,480,128
Red Hat, Inc. (a)	51,500	2,176,390
Salesforce.com, Inc. (a)	19,310	2,206,747

		5,863,265

		29,249,627

Financials - 15.5%
Capital Markets - 3.1%
CITIC Securities Co., Ltd. (a) (b)	1,183,300	2,020,943
Greenhill & Co., Inc.	83,631	2,391,010

		4,411,953

Commercial Banks - 2.3%
Bank Rakyat Indonesia Persero Tbk PT	1,802,500	1,180,221
BOC Hong Kong Holdings Ltd.	507,000	1,080,945
Siam Commercial Bank PCL	279,500	953,096

		3,214,262

Consumer Finance - 3.9%
Green Dot Corp. (a)	129,883	4,067,936
SKS Microfinance Ltd. (a)	304,622	1,520,316

		5,588,252

Real Estate Investment Trusts (REITs) - 1.3%
Weyerhaeuser Co.	116,337	1,809,040

Company	Shares	U.S. $ Value
Real Estate Management & Development - 4.9%
Ciputra Development Tbk PT	37,857,500	$2,172,902
Guangzhou R&F Properties Co., Ltd.	1,604,400	1,180,703
Hang Lung Group Ltd.	307,000	1,566,219
Sun Hung Kai Properties Ltd.	171,000	1,961,713

		6,881,537

		21,905,044

Consumer Discretionary - 14.5%
Auto Components - 0.5%
Johnson Controls, Inc.	27,500	725,175

Automobiles - 3.7%
Tesla Motors, Inc. (a)	90,993	2,219,319
Toyota Motor Corp. (Sponsored ADR)	27,100	1,849,846
Volkswagen AG (Preference Shares)	8,900	1,174,518

		5,243,683

Hotels, Restaurants & Leisure - 2.5%
Ajisen China Holdings Ltd.	915,000	1,046,462
Ctrip.com International Ltd. (ADR) (a)	77,400	2,489,184

		3,535,646

Household Durables - 1.1%
Rinnai Corp.	18,600	1,552,824

Internet & Catalog Retail - 3.9%
Amazon.com, Inc. (a)	10,420	2,253,117
NetFlix, Inc. (a)	16,564	1,874,382
Rakuten, Inc.	1,216	1,416,695

		5,544,194

Specialty Retail - 1.7%
L’Occitane International SA (a)	334,750	675,103
Zhongsheng Group Holdings Ltd.	1,082,500	1,699,889

		2,374,992

Textiles, Apparel & Luxury Goods - 1.1%
Cie Financiere Richemont SA	34,300	1,527,905

		20,504,419

Energy - 12.2%
Energy Equipment & Services - 3.9%
Halliburton Co.	42,300	1,290,996
Nabors Industries Ltd. (a)	140,250	1,719,465
Saipem SpA	33,000	1,158,213
Schlumberger Ltd.	22,400	1,337,952

		5,506,626

Oil, Gas & Consumable Fuels - 8.3%
Cameco Corp.	83,943	1,541,238
Denbury Resources, Inc. (a)	259,300	2,981,950
Kinder Morgan, Inc./Delaware	62,656	1,622,164
Noble Energy, Inc.	20,300	1,437,240
Occidental Petroleum Corp.	17,950	1,283,425
Paladin Energy Ltd. (a)	910,500	1,044,833

Company	Shares	U.S. $ Value
Santos Ltd.	168,800	$1,826,821

		11,737,671

		17,244,297

Health Care - 10.5%
Biotechnology - 3.1%
Cepheid, Inc. (a)	46,500	1,805,595
Genomic Health, Inc. (a)	115,761	2,544,427

		4,350,022

Health Care Equipment & Supplies - 1.6%
Given Imaging Ltd. (a)	148,158	2,235,704

Health Care Technology - 1.1%
athenahealth, Inc. (a)	26,822	1,597,250

Life Sciences Tools & Services - 4.2%
Covance, Inc. (a)	32,600	1,481,670
Illumina, Inc. (a)	110,145	4,507,134

		5,988,804

Pharmaceuticals - 0.5%
Novartis AG	13,360	746,312

		14,918,092

Materials - 9.8%
Chemicals - 4.1%
Dow Chemical Co. (The)	47,000	1,055,620
Linde AG	12,000	1,605,761
Monsanto Co.	22,200	1,332,888
Stella Chemifa Corp.	64,100	1,777,500

		5,771,769

Metals & Mining - 5.7%
Barrick Gold Corp.	54,090	2,523,299
Freeport-McMoRan Copper & Gold, Inc.	45,700	1,391,565
Goldcorp, Inc.	42,000	1,926,653
Ivanhoe Mines Ltd./CA (a)	59,700	823,232
Mongolian Mining Corp. (a)	1,696,500	1,512,871

		8,177,620

		13,949,389

Industrials - 7.6%
Construction & Engineering - 1.3%
Shaw Group, Inc. (The) (a)	86,200	1,873,988

Electrical Equipment - 4.0%
A123 Systems, Inc. (a)	522,035	1,795,800
Babcock & Wilcox Co. (The) (a)	105,400	2,060,570
Mitsubishi Electric Corp.	203,000	1,798,145

		5,654,515

Machinery - 1.2%
FANUC Corp.	12,200	1,680,500

Company		Shares	U.S. $ Value
Road & Rail - 1.1%
Zipcar, Inc. (a)		88,087	$1,585,566

			10,794,569

Consumer Staples - 1.8%
Beverages - 1.1%
Heckmann Corp. (a)		292,240	1,545,949

Food Products - 0.7%
Besunyen Holdings Co., Ltd.		5,698,000	1,029,328

			2,575,277

Total Common Stocks (cost $161,098,848)			131,140,714

		Contracts
OPTIONS PURCHASED - CALLS - 0.9%
Utilities - 0.9%
Market Vectors Gold Miners Expiration: Jan 2012, Exercise Price: $ 65.00 (a) (c)		2,880	660,960
Market Vectors JR Gold Miners Expiration: Jan 2013, Exercise Price: $ 45.00 (a) (c)		2,000	580,000

Total Options Purchased - Calls (cost $2,747,176)			1,240,960

		Principal Amount (000)
SHORT-TERM INVESTMENTS - 9.1%
Time Deposit - 9.1%
State Street Time Deposit 0.01%, 10/03/11 (cost $12,849,370)	U.S.$	12,849	12,849,370

Total Investments - 102.6% (cost $176,695,394) (d)			145,231,044
Other assets less liabilities - (2.6)%			(3,626,839)

Net Assets - 100.0%			$141,604,205

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at September 30, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Bank PLC Wholesale:
Canadian Dollar settling 10/14/11	4,248	$4,387,908	$4,052,724	$(335,184)
BNP Paribas SA:
Australian Dollar settling 10/14/11	3,715	3,922,055	3,590,951	(331,104)
Great British Pound settling 10/14/11	1,948	3,196,656	3,037,410	(159,246)
Deutsche Bank AG London:
Euro settling 10/14/11	9,925	14,186,001	13,296,025	(889,976)
HSBC BankUSA:
Great British Pound settling 10/14/11	6,943	11,106,092	10,825,843	(280,249)
Sale Contracts
Royal Bank of Scotland PLC:
Japanese Yen settling 10/14/11	69,323	857,613	898,903	(41,290)

				$(2,037,049)

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the market value of this security amounted to $2,020,943 or 1.4% of net assets.
(c)	One contract relates to 100 shares.
(d)	As of September 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $6,528,083 and gross unrealized depreciation of investments was $(37,992,433), resulting in net unrealized depreciation of $(31,464,350).

Glossary:

ADR	-	American Depositary Receipt

COUNTRY BREAKDOWN *

September 30, 2011 (unaudited)

54.2%	United States
8.3%	Japan
6.5%	China
4.7%	Canada
3.2%	Hong Kong
2.3%	Indonesia
2.0%	Australia
1.9%	Germany
1.6%	Switzerland
1.5%	Israel
1.1%	India
1.0%	Mongolia
0.9%	Argentina
1.9%	Other
8.9%	Short-Term

100.0%	Total Investments

*	All data are as of September 30, 2011. The Portfolio's country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.8% or less in the following countries: Italy, Luxembourg and Thailand.

AllianceBernstein Variable Products Series Fund

Global Thematic Growth Portfolio

September 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2011:

Investments in Securities:	Level 1		Level 2	Level 3			Total
Assets:
Common Stocks
Information Technology	$27,246,619		$2,003,008	$	– 0	–	$29,249,627
Financials	10,288,929		10,663,019		953,096		21,905,044
Consumer Discretionary	11,411,023		9,093,396		– 0	–	20,504,419
Energy	13,214,430		4,029,867		– 0	–	17,244,297
Health Care	14,171,780		746,312		– 0	–	14,918,092
Materials	9,053,257		4,896,132		– 0	–	13,949,389
Industrials	7,315,924		3,478,645		– 0	–	10,794,569
Consumer Staples	1,545,949		1,029,328		– 0	–	2,575,277
Options Purchased - Calls	– 0	–	1,240,960		– 0	–	1,240,960
Short-Term Investments	– 0	–	12,849,370		– 0	–	12,849,370

Total Investments in Securities	94,247,911		50,030,037+		953,096		145,231,044
Other Financial Instruments* :
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(2,037,049)		– 0	–	(2,037,049)

Total	$94,247,911		$47,992,988		$953,096		$143,193,995

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Portfolio values its securities which may materially affect the value of securities trading in such markets. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the end of the reporting period.

	Financials		Total
Balance as of 12/31/10	$2,085,450		$2,085,450
Accrued discounts/(premiums)	– 0	–	– 0	–
Realized gain (loss)	465,929		465,929
Change in unrealized appreciation/depreciation	(252,137)		(252,137)
Purchases	876,004		876,004
Sales	(2,222,150)		(2,222,150)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 9/30/11	$953,096		$953,096

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/11*	$(252,138)		$(252,138)

*	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation of investments in the accompanying statement of operations.

AllianceBernstein Variable Products Series Fund

Growth Portfolio

Portfolio of Investments

September 30, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.1%
Information Technology - 30.2%
Communications Equipment - 4.2%
Aruba Networks, Inc. (a)	27,310	$571,052
QUALCOMM, Inc.	54,200	2,635,746

		3,206,798

Computers & Peripherals - 9.4%
Apple, Inc. (a)	16,230	6,186,551
EMC Corp. (a)	51,310	1,076,997

		7,263,548

Internet Software & Services - 3.1%
Google, Inc.-Class A (a)	4,720	2,427,874

IT Services - 3.0%
Accenture PLC	28,440	1,498,219
Visa, Inc.-Class A	9,150	784,338

		2,282,557

Semiconductors & Semiconductor Equipment - 3.2%
Broadcom Corp.-Class A (a)	44,720	1,488,729
Marvell Technology Group Ltd. (a)	67,700	983,681

		2,472,410

Software - 7.3%
Citrix Systems, Inc. (a)	18,800	1,025,164
Informatica Corp. (a)	5,100	208,845
Intuit, Inc. (a)	20,680	981,059
Oracle Corp.	91,730	2,636,320
Red Hat, Inc. (a)	18,770	793,220

		5,644,608

		23,297,795

Consumer Discretionary - 16.8%
Auto Components - 0.8%
Johnson Controls, Inc.	22,600	595,962

Automobiles - 1.0%
Harley-Davidson, Inc.	22,400	768,992

Hotels, Restaurants & Leisure - 4.0%
Las Vegas Sands Corp. (a)	15,330	587,752
McDonald’s Corp.	18,720	1,643,990
Starbucks Corp.	22,020	821,126

		3,052,868

Internet & Catalog Retail - 2.1%
Amazon.com, Inc. (a)	7,630	1,649,835

Media - 1.1%
Walt Disney Co. (The)	27,260	822,162

Multiline Retail - 0.9%
Macy’s, Inc.	27,170	715,114

Company	Shares	U.S. $Value
Specialty Retail - 4.3%
Bed Bath & Beyond, Inc. (a)	11,110	$636,714
Home Depot, Inc.	43,960	1,444,965
Limited Brands, Inc.	15,195	585,160
TJX Cos., Inc.	11,400	632,358

		3,299,197

Textiles, Apparel & Luxury Goods - 2.6%
NIKE, Inc.-Class B	9,210	787,547
PVH Corp.	12,720	740,813
VF Corp.	4,090	497,017

		2,025,377

		12,929,507

Energy - 12.2%
Energy Equipment & Services - 5.7%
FMC Technologies, Inc. (a)	18,900	710,640
Halliburton Co.	34,050	1,039,206
National Oilwell Varco, Inc.	17,890	916,326
Schlumberger Ltd.	29,565	1,765,917

		4,432,089

Oil, Gas & Consumable Fuels - 6.5%
Anadarko Petroleum Corp.	18,200	1,147,510
EOG Resources, Inc.	13,980	992,720
Newfield Exploration Co. (a)	18,200	722,358
Noble Energy, Inc.	15,290	1,082,532
Occidental Petroleum Corp.	14,410	1,030,315

		4,975,435

		9,407,524

Health Care - 11.7%
Biotechnology - 2.0%
Amarin Corp. PLC (ADR) (a)	47,900	440,680
Human Genome Sciences, Inc. (a)	30,470	386,664
Pharmasset, Inc. (a)	8,620	710,030

		1,537,374

Health Care Equipment & Supplies - 3.2%
Baxter International, Inc.	21,090	1,183,992
Covidien PLC	21,910	966,231
Volcano Corp. (a)	10,090	298,967

		2,449,190

Health Care Providers & Services - 4.5%
Express Scripts, Inc.-Class A (a)	15,770	584,594
Healthspring, Inc. (a)	14,010	510,805
HMS Holdings Corp. (a)	29,200	712,188
McKesson Corp.	14,920	1,084,684
UnitedHealth Group, Inc.	13,680	630,921

		3,523,192

Pharmaceuticals - 2.0%
Allergan, Inc.	10,640	876,523

Company	Shares	U.S. $ Value
Watson Pharmaceuticals, Inc. (a)	9,500	$648,375

		1,524,898

		9,034,654

Industrials - 9.7%
Aerospace & Defense - 3.4%
Boeing Co. (The)	16,990	1,028,065
United Technologies Corp.	22,960	1,615,466

		2,643,531

Air Freight & Logistics - 2.2%
United Parcel Service, Inc.-Class B	26,430	1,669,055

Electrical Equipment - 1.7%
AMETEK, Inc.	13,300	438,501
Emerson Electric Co.	20,130	831,570

		1,270,071

Industrial Conglomerates - 1.9%
Danaher Corp.	34,310	1,438,961

Machinery - 0.5%
Joy Global, Inc.	6,700	417,946

		7,439,564

Consumer Staples - 8.9%
Beverages - 1.5%
Coca-Cola Enterprises, Inc.	45,400	1,129,552

Food Products - 2.2%
Kellogg Co.	13,920	740,405
Kraft Foods, Inc.-Class A	28,740	965,089

		1,705,494

Household Products - 1.1%
Colgate-Palmolive Co.	9,840	872,611

Tobacco - 4.1%
Altria Group, Inc.	49,050	1,315,031
Philip Morris International, Inc.	29,700	1,852,686

		3,167,717

		6,875,374

Financials - 4.0%
Commercial Banks - 0.9%
Wells Fargo & Co.	26,860	647,863

Diversified Financial Services - 1.9%
CME Group, Inc. - Class A	1,660	409,024
IntercontinentalExchange, Inc. (a)	5,060	598,395
JPMorgan Chase & Co.	15,430	464,752

		1,472,171

Insurance - 1.2%
AON Corp.	7,510	315,270
MetLife, Inc.	11,050	309,511

Company	Shares	U.S. $ Value
Prudential Financial, Inc.	7,000	$328,020

		952,801

		3,072,835

Materials - 3.6%
Chemicals - 2.5%
Monsanto Co.	15,910	955,237
Potash Corp. of Saskatchewan, Inc.	22,560	975,043

		1,930,280

Metals & Mining - 1.1%
Freeport-McMoRan Copper & Gold, Inc.	26,230	798,703

		2,728,983

Total Common Stocks (cost $73,227,738)		74,786,236

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 1.7%
Time Deposit - 1.7%
State Street Time Deposit 0.01%, 10/03/11 (cost $1,320,687)	$1,321	1,320,687

Total Investments - 98.8% (cost $74,548,425) (b)		76,106,923
Other assets less liabilities - 1.2%		961,101

Net Assets - 100.0%		$77,068,024

(a)	Non-income producing security.
(b)	As of September 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $8,506,849 and gross unrealized depreciation of investments was $(6,948,351), resulting in net unrealized appreciation of $1,558,498.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Variable Products Series Fund

Growth Portfolio

September 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2011:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks	$74,786,236		$	– 0	–	$	– 0	–	$74,786,236
Short-Term Investments	– 0	–		1,320,687			– 0	–	1,320,687

Total Investments in Securities	74,786,236			1,320,687			– 0	–	76,106,923
Other Financial Instruments*	– 0	–		– 0	–		– 0	–	– 0	–

Total	$74,786,236			$1,320,687		$	– 0	–	$76,106,923

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Variable Products Series Fund

Growth & Income Portfolio

Portfolio of Investments

September 30, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.6%
Financials - 19.9%
Capital Markets - 4.3%
BlackRock, Inc.-Class A	74,610	$11,043,026
Franklin Resources, Inc.	47,700	4,562,028
Goldman Sachs Group, Inc. (The)	121,510	11,488,771
State Street Corp.	219,020	7,043,683

		34,137,508

Commercial Banks - 2.9%
PNC Financial Services Group, Inc.	194,320	9,364,281
Wells Fargo & Co.	583,500	14,074,020

		23,438,301

Consumer Finance - 0.8%
Capital One Financial Corp.	171,900	6,812,397

Diversified Financial Services - 5.0%
IntercontinentalExchange, Inc. (a)	89,400	10,572,444
JPMorgan Chase & Co.	967,080	29,128,449

		39,700,893

Insurance - 6.9%
ACE Ltd.	247,570	15,002,742
Axis Capital Holdings Ltd.	442,211	11,470,953
MetLife, Inc.	812,902	22,769,385
Travelers Cos., Inc. (The)	125,790	6,129,747

		55,372,827

		159,461,926

Health Care - 18.3%
Biotechnology - 6.4%
Amgen, Inc.	552,400	30,354,380
Gilead Sciences, Inc. (a)	537,900	20,870,520

		51,224,900

Health Care Equipment & Supplies - 0.9%
Baxter International, Inc.	135,300	7,595,742

Health Care Providers & Services - 4.1%
HCA Holdings, Inc. (a)	298,157	6,010,845
UnitedHealth Group, Inc.	577,100	26,615,852

		32,626,697

Life Sciences Tools & Services - 2.0%
Agilent Technologies, Inc. (a)	162,864	5,089,500
Covance, Inc. (a)	231,849	10,537,537

		15,627,037

Pharmaceuticals - 4.9%
Abbott Laboratories	141,500	7,236,310
Endo Pharmaceuticals Holdings, Inc. (a)	101,175	2,831,889
Merck & Co., Inc.	434,789	14,221,948

Company	Shares	U.S. $ Value
Pfizer, Inc.	826,060	$14,604,741

		38,894,888

		145,969,264

Information Technology - 14.1%
Computers & Peripherals - 2.0%
Apple, Inc. (a)	43,200	16,466,976

IT Services - 3.0%
Accenture PLC	128,373	6,762,690
Amdocs Ltd. (a)	215,700	5,849,784
International Business Machines Corp.	63,150	11,053,144

		23,665,618

Semiconductors & Semiconductor Equipment - 3.8%
Fairchild Semiconductor International, Inc. (a)	243,800	2,633,040
Marvell Technology Group Ltd. (a)	1,301,258	18,907,279
Micron Technology, Inc. (a)	810,160	4,083,206
NVIDIA Corp. (a)	376,600	4,707,500

		30,331,025

Software - 5.3%
Activision Blizzard, Inc.	561,233	6,678,673
Microsoft Corp.	1,020,910	25,410,450
Oracle Corp.	354,600	10,191,204

		42,280,327

		112,743,946

Energy - 13.5%
Energy Equipment & Services - 4.8%
Diamond Offshore Drilling, Inc.	199,210	10,904,756
Helmerich & Payne, Inc.	94,400	3,832,640
National Oilwell Varco, Inc.	354,197	18,141,970
Oceaneering International, Inc.	158,309	5,594,640

		38,474,006

Oil, Gas & Consumable Fuels - 8.7%
Chevron Corp.	340,100	31,466,052
Devon Energy Corp.	178,900	9,918,216
Energen Corp.	162,700	6,652,803
Exxon Mobil Corp.	205,320	14,912,391
Occidental Petroleum Corp.	93,840	6,709,560

		69,659,022

		108,133,028

Industrials - 11.8%
Aerospace & Defense - 4.1%
Honeywell International, Inc.	117,605	5,164,035
L-3 Communications Holdings, Inc.	118,240	7,327,333
Raytheon Co.	488,270	19,955,595

		32,446,963

Construction & Engineering - 1.8%
Foster Wheeler AG (a)	392,600	6,984,354

Company	Shares	U.S. $ Value
URS Corp. (a)	242,800	$7,201,448

		14,185,802

Electrical Equipment - 1.6%
AMETEK, Inc.	202,700	6,683,019
Hubbell, Inc.-Class B	123,320	6,109,273

		12,792,292

Industrial Conglomerates - 1.3%
General Electric Co.	713,440	10,872,826

Machinery - 2.1%
Actuant Corp.-Class A	294,600	5,818,350
Dover Corp.	141,300	6,584,580
Joy Global, Inc.	71,285	4,446,758

		16,849,688

Road & Rail - 0.9%
Norfolk Southern Corp.	116,022	7,079,662

		94,227,233

Consumer Discretionary - 10.6%
Auto Components - 1.0%
Autoliv, Inc.	157,500	7,638,750

Automobiles - 0.8%
Harley-Davidson, Inc.	182,200	6,254,926

Household Durables - 0.7%
Harman International Industries, Inc.	201,400	5,756,012

Internet & Catalog Retail - 1.4%
Liberty Interactive Corp.(a)	737,625	10,894,721

Leisure Equipment & Products - 0.5%
Mattel, Inc.	146,819	3,801,144

Media - 4.7%
Comcast Corp.-Class A	826,160	17,266,744
Interpublic Group of Cos., Inc. (The)	727,738	5,239,714
Liberty Media Corp.-Liberty Starz (a)	43,651	2,774,457
Scripps Networks Interactive, Inc.-Class A	251,630	9,353,087
Time Warner, Inc.	103,406	3,099,078

		37,733,080

Multiline Retail - 1.1%
Kohl’s Corp.	103,510	5,082,341
Macy’s, Inc.	157,500	4,145,400

		9,227,741

Specialty Retail - 0.4%
Lowe’s Cos., Inc.	164,200	3,175,628

		84,482,002

Consumer Staples - 6.5%
Beverages - 0.8%
Coca-Cola Enterprises, Inc.	250,000	6,220,000

Food & Staples Retailing - 2.5%
CVS Caremark Corp.	418,417	14,050,443

Company	Shares	U.S. $ Value
Kroger Co. (The)	263,928	$5,795,859

		19,846,302

Tobacco - 3.2%
Lorillard, Inc.	177,291	19,626,114
Philip Morris International, Inc.	102,800	6,412,664

		26,038,778

		52,105,080

Telecommunication Services - 2.3%
Diversified Telecommunication Services - 2.3%
AT&T, Inc.	432,150	12,324,918
Verizon Communications, Inc.	158,910	5,847,888

		18,172,806

Materials - 1.4%
Chemicals - 0.8%
CF Industries Holdings, Inc.	33,740	4,405,152
Solutia, Inc. (a)	169,000	2,171,650

		6,576,802

Paper & Forest Products - 0.6%
Domtar Corp.	64,300	4,383,331

		10,960,133

Utilities - 1.2%
Electric Utilities - 0.6%
Exelon Corp.	109,830	4,679,856

Multi-Utilities - 0.6%
Public Service Enterprise Group, Inc.	140,040	4,673,135

		9,352,991

Total Common Stocks (cost $815,304,222)		795,608,409

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 1.1%
Time Deposit - 1.1%
State Street Time Deposit 0.01%, 10/03/11 (cost $8,401,446)	$8,401	8,401,446

Total Investments - 100.7% (cost $823,705,668) (b)		804,009,855
Other assets less liabilities - (0.7)%		(5,338,370)

Net Assets - 100.0%		$798,671,485

(a)	Non-income producing security.
(b)

As of September 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $54,632,267 and gross unrealized depreciation of investments was $(74,328,080), resulting in net unrealized depreciation of $(19,695,813).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AllianceBernstein Variable Products Series Fund

Growth & Income Portfolio

September 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2011:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks	$795,608,409		$	– 0	–	$	– 0	–	$795,608,409
Short-Term Investments	– 0	–		8,401,446			– 0	–	8,401,446

Total Investments in Securities	795,608,409			8,401,446			– 0	–	804,009,855
Other Financial Instruments*	– 0	–		– 0	–		– 0	–	– 0	–

Total	$795,608,409			$8,401,446		$	– 0	–	$804,009,855

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Variable Products Series Fund

Intermediate Bond Portfolio

Portfolio of Investments

September 30, 2011 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 27.8%
United States - 27.8%
U.S. Treasury Bonds
4.50%, 2/15/36	U.S.$	2,610	$3,379,543
4.625%, 2/15/40		3,520	4,703,600
5.375%, 2/15/31		1,250	1,758,399
U.S. Treasury Notes
1.00%, 8/31/16		10,645	10,671,613
1.50%, 6/30/16		3,950	4,058,941
2.625%, 4/30/16-11/15/20		13,890	14,908,918
3.625%, 2/15/20		1,030	1,189,006

Total Governments - Treasuries (cost $38,016,696)			40,670,020

MORTGAGE PASS - THROUGH’S - 26.5%
Agency Fixed Rate 30 - Year - 22.1%
Federal Home Loan Mortgage Corp. Gold
4.50%, 10/01/39		3,670	3,887,255
Series 2005
5.50%, 1/01/35		4,061	4,413,707
Series 2007
5.50%, 7/01/35		152	165,750
Federal National Mortgage Association
3.50%, TBA		2,190	2,249,198
4.00%, TBA		3,545	3,715,603
4.00%, 1/01/41		2,010	2,108,332
5.50%, 6/01/38		1,769	1,922,012
6.00%, 5/01/31-2/01/40		2,725	2,990,478
Series 2002
7.00%, 3/01/32		18	20,863
Series 2003
5.00%, 11/01/33		163	175,711
5.50%, 4/01/33-7/01/33		571	622,739
Series 2004
5.50%, 4/01/34-11/01/34		498	542,746
6.00%, 9/01/34		274	302,544
Series 2005
4.50%, 8/01/35		500	533,409
5.00%, 10/01/35		1,271	1,369,825
5.50%, 2/01/35		604	658,178
Series 2006
5.00%, 2/01/36		1,092	1,176,834
Series 2007
4.50%, 9/01/35-8/01/37		685	730,314
5.00%, 7/01/36		186	200,749
Series 2008
5.50%, 5/01/38		406	440,722
6.00%, 3/01/37-5/01/38		3,413	3,754,464
Series 2010
6.00%, 4/01/40		369	405,024
Government National Mortgage Association
Series 1994
9.00%, 9/15/24		5	6,032

			32,392,489

	Principal Amount (000)		U.S. $ Value
Agency Fixed Rate 15 - Year - 2.5%
Federal National Mortgage Association
4.50%, TBA	U.S.$	915	$974,189
4.50%, 6/01/26		2,493	2,653,917

			3,628,106

Agency ARMs - 1.9%
Federal Home Loan Mortgage Corp.
2.592%, 4/01/36 (a)		637	671,886
4.955%, 10/01/39 (a)		926	980,291
Series 2007
6.091%, 1/01/37 (b)		73	75,908
Federal National Mortgage Association
Series 2003
2.685%, 12/01/33 (a)		197	208,014
Series 2006
2.109%, 3/01/36 (a)		127	131,106
2.301%, 2/01/36 (a)		188	198,226
5.76%, 11/01/36 (b)		165	171,491
Series 2007
2.462%, 3/01/34 (a)		338	355,688

			2,792,610

Total Mortgage Pass - Through’s (cost $37,437,130)			38,813,205

CORPORATES - INVESTMENT GRADES - 22.8%
Industrial - 10.1%
Basic - 1.3%
Anglo American Capital PLC
9.375%, 4/08/19 (c)		315	417,180
AngloGold Ashanti Holdings PLC
5.375%, 4/15/20		250	244,930
ArcelorMittal
6.125%, 6/01/18		460	444,071
Dow Chemical Co. (The)
7.60%, 5/15/14		81	91,998
8.55%, 5/15/19		143	183,177
International Paper Co.
7.95%, 6/15/18		196	226,386
Packaging Corp. of America
5.75%, 8/01/13		155	165,478
PPG Industries, Inc.
5.75%, 3/15/13		152	161,852
Teck Resources Ltd.
6.00%, 8/15/40		27	27,788

			1,962,860

Capital Goods - 0.5%
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (c)		41	43,515
Owens Corning
6.50%, 12/01/16		265	285,865
Republic Services, Inc.
5.25%, 11/15/21		150	168,140

	Principal Amount (000)		U.S. $ Value
5.50%, 9/15/19	U.S.$	230	$262,549

			760,069

Communications - Media - 2.0%
CBS Corp.
8.875%, 5/15/19		283	361,436
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22		280	403,999
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
4.75%, 10/01/14		160	173,344
News America, Inc.
9.25%, 2/01/13		235	256,707
Reed Elsevier Capital, Inc.
8.625%, 1/15/19		320	408,478
TCI Communications, Inc.
7.875%, 2/15/26		210	271,116
Time Warner Cable, Inc.
7.50%, 4/01/14		145	164,011
Time Warner Entertainment Co. LP
8.375%, 3/15/23		371	475,044
WPP Finance UK
8.00%, 9/15/14		315	356,511

			2,870,646

Communications - Telecommunications - 1.0%
American Tower Corp.
5.05%, 9/01/20		340	339,308
AT&T Corp.
8.00%, 11/15/31		20	27,904
AT&T, Inc.
4.45%, 5/15/21		177	189,899
Embarq Corp.
7.082%, 6/01/16		176	182,189
Telecom Italia Capital SA
6.175%, 6/18/14		355	353,282
6.375%, 11/15/33		40	34,220
United States Cellular Corp.
6.70%, 12/15/33		380	382,138

			1,508,940

Consumer Cyclical - Automotive - 0.2%
Harley - Davidson Funding Corp.
5.75%, 12/15/14 (c)		300	327,157

Consumer Cyclical - Entertainment - 0.6%
Time Warner, Inc.
7.625%, 4/15/31		390	486,816
Viacom, Inc.
5.625%, 9/15/19		375	422,968

			909,784

Consumer Cyclical - Other - 0.3%
Marriott International, Inc./DE
Series J
5.625%, 2/15/13		372	386,665

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Retailers - 0.2%
CVS Caremark Corp.
6.60%, 3/15/19	U.S.$	180	$218,946

Consumer Non - Cyclical - 1.0%
Ahold Finance USA LLC
6.875%, 5/01/29		375	479,687
Bunge Ltd. Finance Corp.
5.10%, 7/15/15		206	214,094
5.875%, 5/15/13		180	188,963
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (c)		350	374,108
Delhaize Group SA
5.875%, 2/01/14		105	114,414
Whirlpool Corp.
8.60%, 5/01/14		55	62,732

			1,433,998

Energy - 1.3%
Anadarko Petroleum Corp.
5.95%, 9/15/16		162	177,195
6.45%, 9/15/36		124	131,166
ConocoPhillips Holding Co.
6.95%, 4/15/29		155	206,351
Hess Corp.
7.875%, 10/01/29		55	74,014
8.125%, 2/15/19		22	28,356
Marathon Petroleum Corp.
3.50%, 3/01/16 (c)		50	51,549
5.125%, 3/01/21 (c)		86	89,559
Nabors Industries, Inc.
9.25%, 1/15/19		310	392,155
Noble Energy, Inc.
8.25%, 3/01/19		316	414,898
Noble Holding International Ltd.
4.90%, 8/01/20		32	34,422
TNK - BP Finance SA
7.50%, 7/18/16 (c)		100	103,500
Weatherford International Ltd./Bermuda
6.00%, 3/15/18		12	13,274
9.625%, 3/01/19		190	245,483

			1,961,922

Other Industrial - 0.2%
Noble Group Ltd.
6.75%, 1/29/20 (c)		335	294,800

Technology - 0.6%
Agilent Technologies, Inc.
5.00%, 7/15/20		64	69,049
Computer Sciences Corp.
5.50%, 3/15/13		280	293,250
Motorola Solutions, Inc.
7.50%, 5/15/25		25	29,276
Xerox Corp.
8.25%, 5/15/14		375	426,932

			818,507

	Principal Amount (000)	U.S. $ Value
Transportation - Airlines - 0.3%
Southwest Airlines Co.
5.25%, 10/01/14	U.S.$ 210	$225,164
5.75%, 12/15/16	155	171,828

		396,992

Transportation - Services - 0.6%
Asciano Finance Ltd.
3.125%, 9/23/15 (c)	420	415,376
Con - way, Inc.
6.70%, 5/01/34	263	257,007
Ryder System, Inc.
5.85%, 11/01/16	116	133,876
7.20%, 9/01/15	108	128,372

		934,631

		14,785,917

Financial Institutions - 9.6%
Banking - 5.5%
Bank of America Corp.
Series L
5.65%, 5/01/18	765	726,393
Bear Stearns Cos. LLC (The)
5.70%, 11/15/14	450	485,289
Citigroup, Inc.
6.50%, 8/19/13	355	373,565
8.50%, 5/22/19	340	410,659
Compass Bank
5.50%, 4/01/20	250	245,386
Goldman Sachs Group, Inc. (The)
5.25%, 7/27/21	88	86,813
6.00%, 6/15/20	395	406,323
7.50%, 2/15/19	295	329,196
JPMorgan Chase & Co.
4.40%, 7/22/20	420	424,930
Macquarie Group Ltd.
4.875%, 8/10/17 (c)	425	418,988
Merrill Lynch & Co., Inc.
6.05%, 5/16/16	315	283,480
Morgan Stanley
5.50%, 7/24/20	385	348,701
6.625%, 4/01/18	295	292,658
National Capital Trust II
5.486%, 3/23/15 (c)	122	107,445
National Westminster Bank PLC
6.50%, 9/07/21	GBP 50	59,740
Nationwide Building Society
6.25%, 2/25/20 (c)	U.S.$ 330	332,584
Royal Bank of Scotland PLC (The)
6.125%, 1/11/21	240	237,256
Santander US Debt SA Unipersonal
2.991%, 10/07/13 (c)	400	384,446
Shinhan Bank
4.125%, 10/04/16 (c)	370	360,538
Societe Generale SA

	Principal Amount (000)		U.S. $ Value
2.50%, 1/15/14 (c)	U.S.$	205	$190,683
5.20%, 4/15/21 (c)		205	177,996
Standard Chartered PLC
6.409%, 1/30/17 (c)		100	84,468
UFJ Finance Aruba AEC
6.75%, 7/15/13		240	257,904
Unicredit Luxembourg Finance SA
6.00%, 10/31/17 (c)		190	146,533
Union Bank NA
5.95%, 5/11/16		250	275,270
VTB Bank OJSC Via VTB Capital SA
6.609%, 10/31/12 (c)		135	137,025
Wachovia Corp.
5.50%, 5/01/13		505	536,640

			8,120,909

Brokerage - 0.2%
Jefferies Group, Inc.
5.125%, 4/13/18		199	186,364
6.875%, 4/15/21		164	170,342

			356,706

Finance - 0.2%
SLM Corp.
Series A
5.375%, 5/15/14		349	343,463

Insurance - 3.1%
Allstate Corp. (The)
6.125%, 5/15/37		399	358,601
American International Group, Inc.
6.40%, 12/15/20		215	219,040
Coventry Health Care, Inc.
6.30%, 8/15/14		280	307,012
Genworth Financial, Inc.
6.515%, 5/22/18		405	355,718
Guardian Life Insurance Co. of America
7.375%, 9/30/39 (c)		210	276,954
Hartford Financial Services Group, Inc.
4.00%, 3/30/15		85	85,506
5.50%, 3/30/20		390	380,256
Humana, Inc.
6.30%, 8/01/18		275	312,806
6.45%, 6/01/16		40	45,269
7.20%, 6/15/18		85	100,676
Lincoln National Corp.
8.75%, 7/01/19		113	133,935
Markel Corp.
7.125%, 9/30/19		200	226,603
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (c)		225	338,795
MetLife, Inc.
7.717%, 2/15/19		109	133,608
10.75%, 8/01/39		140	175,000
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (c)		360	419,388

	Principal Amount (000)		U.S. $ Value
Principal Financial Group, Inc.
7.875%, 5/15/14	U.S.$	325	$369,160
XL Group PLC
5.25%, 9/15/14		110	114,532
6.25%, 5/15/27		200	205,006

			4,557,865

Other Finance - 0.4%
Aviation Capital Group Corp.
7.125%, 10/15/20 (c)		155	149,692
ORIX Corp.
4.71%, 4/27/15		397	411,624

			561,316

REITS - 0.2%
HCP, Inc.
5.375%, 2/01/21		132	132,440
Ventas Realty LP/Ventas Capital Corp.
6.75%, 4/01/17		84	87,506

			219,946

			14,160,205

Utility - 2.3%
Electric - 1.4%
Ameren Corp.
8.875%, 5/15/14		235	265,816
Constellation Energy Group, Inc.
5.15%, 12/01/20		325	331,444
FirstEnergy Corp.
Series B
6.45%, 11/15/11		19	19,103
Series C
7.375%, 11/15/31		420	518,004
Nisource Finance Corp.
6.80%, 1/15/19		340	396,581
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.15%, 11/15/13 (c)		235	252,003
TECO Finance, Inc.
4.00%, 3/15/16		95	100,147
5.15%, 3/15/20		120	131,806
Union Electric Co.
6.70%, 2/01/19		45	55,279

			2,070,183

Natural Gas - 0.9%
DCP Midstream LLC
5.35%, 3/15/20 (c)		108	113,782
Energy Transfer Partners LP
6.70%, 7/01/18		24	26,863
7.50%, 7/01/38		336	364,749
EQT Corp.
8.125%, 6/01/19		205	248,542
Kinder Morgan Energy Partners LP
4.15%, 3/01/22		143	141,231

	Principal Amount (000)		U.S. $ Value
TransCanada PipeLines Ltd.
6.35%, 5/15/67	U.S.$	235	$233,991
Williams Partners LP
5.25%, 3/15/20		173	186,078

			1,315,236

			3,385,419

Non Corporate Sectors - 0.8%
Agencies - Not Government Guaranteed - 0.8%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.70%, 8/07/18 (c)		116	134,270
Gazprom OAO Via Gaz Capital SA
6.212%, 11/22/16 (c)		340	342,550
MDC-GMTN B.V.
3.75%, 4/20/16 (c)		365	378,249
Petrobras International Finance Co. - Pifco
5.75%, 1/20/20		275	285,450

			1,140,519

Total Corporates - Investment Grades (cost $31,286,322)			33,472,060

AGENCIES - 5.7%
Agency Debentures - 5.7%
Federal Farm Credit Bank
0.261%, 9/20/12 (b)		1,750	1,751,038
0.269%, 9/29/14 (b)		880	878,431
Federal National Mortgage Association
0.26%, 9/17/12 (b)		1,560	1,560,919
6.25%, 5/15/29		1,020	1,446,339
Residual Funding Corp. Principal Strip
Zero Coupon, 7/15/20		3,365	2,785,655

Total Agencies (cost $7,876,837)			8,422,382

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.3%
Non-Agency Fixed Rate CMBS - 4.3%
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2006-5, Class A4
5.414%, 9/10/47		455	474,955
Greenwich Capital Commercial Funding Corp.
Series 2005-GG5, Class AJ
5.457%, 4/10/37		235	139,462
GS Mortgage Securities Corp. II
Series 2004-GG2, Class A6
5.396%, 8/10/38		300	318,872
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB14, Class A4
5.481%, 12/12/44		545	588,101
Series 2007-LDPX, Class A3
5.42%, 1/15/49		1,110	1,150,880

	Principal Amount (000)	U.S. $ Value
LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class A4
5.497%, 6/15/29	U.S.$ 830	$ 891,385
Series 2006-C1, Class A4
5.156%, 2/15/31	1,240	1,340,601
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class AM
5.204%, 12/12/49	285	246,305
Series 2007-9, Class A4
5.70%, 9/12/49	1,105	1,139,742

Total Commercial Mortgage-Backed Securities (cost $5,578,496)		6,290,303

GOVERNMENTS - SOVEREIGN AGENCIES - 1.6%
Germany - 0.1%
Landwirtschaftliche Rentenbank
5.125%, 2/01/17	70	82,612

United Kingdom - 1.5%
Royal Bank of Scotland PLC (The)
1.45%, 10/20/11 (c)	1,307	1,307,532
2.625%, 5/11/12 (c)	895	906,373

		2,213,905

Total Governments - Sovereign Agencies (cost $2,273,456)		2,296,517

INFLATION-LINKED SECURITIES - 1.5%
United States - 1.5%
U.S. Treasury Inflation Index
1.875%, 7/15/13 (TIPS)
(cost $2,199,849)	2,091	2,189,028

ASSET-BACKED SECURITIES - 1.4%
Autos - Fixed Rate - 0.4%
CarMax Auto Owner Trust
Series 2009-2, Class A4
2.82%, 12/15/14	165	170,579
Ford Auto Securitization Trust
Series 2011-R3A, Class A2
1.96%, 7/15/15 (c)	CAD 521	498,463

		669,042

Credit Cards - Floating Rate - 0.4%
Discover Card Master Trust
Series 2009-A1, Class A1
1.529%, 12/15/14 (b)	U.S.$ 180	181,512
Series 2009-A2, Class A
1.529%, 2/17/15 (b)	185	186,452
Series 2010-A1, Class A1
0.879%, 9/15/15 (b)	166	167,226

		535,190

	Principal Amount (000)	U.S. $ Value
Other ABS - Fixed Rate - 0.3%
CNH Equipment Trust
Series 2010-C, Class A3
1.17%, 5/15/15	U.S.$ 353	$353,903
GE Equipment Midticket LLC
Series 2011-1, Class A3
1.00%, 8/24/15	155	155,316

		509,219

Home Equity Loans - Fixed Rate - 0.2%
Asset Backed Funding Certificates
Series 2003-WF1, Class A2
1.343%, 12/25/32	77	62,148
Citifinancial Mortgage Securities, Inc.
Series 2003-1, Class AFPT
3.36%, 1/25/33	68	57,104
Credit-Based Asset Servicing and Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33	168	143,092

		262,344

Home Equity Loans - Floating Rate - 0.1%
HSBC Home Equity Loan Trust
Series 2005-3, Class A1
0.491%, 1/20/35 (b)	98	85,863
Option One Mortgage Loan Trust
Series 2007-2, Class M1
0.595%, 3/25/37 (b)(d)	160	1,262

		87,125

Total Asset-Backed Securities (cost $2,307,131)		2,062,920

CORPORATES - NON-INVESTMENT GRADES - 1.1%
Financial Institutions - 0.5%
Banking - 0.2%
ABN Amro Bank NV
4.31%, 3/10/16	EUR 125	97,216
BankAmerica Capital II
Series 2
8.00%, 12/15/26	U.S.$ 98	91,140
LBG Capital No.1 PLC
8.00%, 6/15/20 (c)	175	115,500

		303,856

Brokerage - 0.0%
Lehman Brothers Holdings, Inc.
6.20%, 9/26/14 (e)	75	18,093
7.875%, 11/01/09 (e)	43	10,159

		28,252

Insurance - 0.3%
ING Capital Funding Trust III
Series 9
3.969%, 12/31/11 (b)	270	201,932

	Principal Amount (000)		U.S. $ Value
XL Group PLC
Series E
6.50%, 4/15/17	U.S.$	240	$188,400

			390,332

			722,440

Industrial - 0.5%
Basic - 0.1%
Lyondell Chemical Co.
8.00%, 11/01/17 (c)		121	130,378
Westvaco Corp.
8.20%, 1/15/30		50	56,685

			187,063

Capital Goods - 0.2%
Griffon Corp.
7.125%, 4/01/18		117	103,253
Mohawk Industries, Inc.
6.875%, 1/15/16		163	168,297

			271,550

Communications - Telecommunications - 0.1%
eAccess Ltd.
8.25%, 4/01/18 (c)		100	92,000

Consumer Cyclical - Entertainment - 0.0%
Greektown Holdings LLC
10.75%, 12/01/13 (d)(e)		55	0

Consumer Cyclical - Retailers - 0.1%
JC Penney Co., Inc.
5.65%, 6/01/20		104	97,500

Consumer Non-Cyclical - 0.0%
Voyager Learning Exchange
8.375%, 12/01/14 (d)(e)(f)		70	0

			648,113

Utility - 0.1%
Electric - 0.1%
CMS Energy Corp.
8.75%, 6/15/19		145	169,004

Total Corporates - Non-Investment Grades (cost $1,493,452)			1,539,557

QUASI-SOVEREIGNS - 0.7%
Quasi-Sovereign Bonds - 0.7%
Kazakhstan - 0.2%
KazMunayGas National Co.
7.00%, 5/05/20 (c)		212	212,000

Malaysia - 0.3%
Petronas Capital Ltd.
5.25%, 8/12/19 (c)		420	458,698

	Principal Amount (000)	U.S. $ Value
Russia - 0.2%
Russian Agricultural Bank OJSC Via
RSHB Capital SA
6.299%, 5/15/17 (c)	U.S.$ 345	$340,687

Total Quasi-Sovereigns (cost $972,594)		1,011,385

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.6%
Non-Agency Fixed Rate - 0.3%
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
5.07%, 5/25/35	203	178,395
Indymac Index Mortgage Loan Trust
Series 2006-AR7, Class 4A1
5.454%, 5/25/36	156	69,423
JP Morgan Alternative Loan Trust
Series 2006-A3, Class 2A1
2.68%, 7/25/36	335	175,782

		423,600

Non-Agency Floating Rate - 0.2%
Countrywide Alternative Loan Trust
Series 2005-62, Class 2A1
1.242%, 12/25/35 (b)	91	55,042
Series 2007-OA3, Class M1
0.545%, 4/25/47 (b)(d)	145	679
WaMu Mortgage Pass Through Certificates
Series 2007-OA1, Class A1A
0.942%, 2/25/47 (b)	275	152,041

		207,762

Non-Agency ARMs - 0.1%
Citigroup Mortgage Loan Trust, Inc.
Series 2006-AR1, Class 3A1
2.69%, 3/25/36 (b)	319	200,843

Agency Fixed Rate - 0.0%
Fannie Mae Grantor Trust
Series 2004-T5, Class AB4
0.809%, 5/28/35	50	35,552

Total Collateralized Mortgage Obligations (cost $1,574,122)		867,757

SUPRANATIONALS - 0.5%
European Bank for Reconstruction & Development
Series G
9.25%, 9/10/12	BRL 1,150	617,682
European Investment Bank
4.875%, 2/15/36	U.S.$ 110	128,675

Total Supranationals (cost $769,859)		746,357

	Principal Amount (000)		U.S. $ Value
LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.3%
United States - 0.3%
California GO
7.625%, 3/01/40
(cost $413,475)	U.S.$	405	$499,252

	Shares
PREFERRED STOCKS - 0.2%
Financial Institutions - 0.2%
Finance - 0.1%
Citigroup Capital XII
8.50%		7,000	174,344

REITS - 0.1%
Sovereign Real Estate Investment Trust
12.00% (c)		93	107,578

Total Preferred Stocks (cost $262,658)			281,922

COMMON STOCKS - 0.0%
Greektown Superholdings, Inc. (d)(f)(g)
(cost $4)		41	2,665

WARRANTS - 0.0%
Talon Equity Co., expiring 11/15/24 (g) (cost $0)		47	0

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 8.6%
Time Deposit - 8.6%
State Street Time Deposit
0.01%, 10/03/11
(cost $12,651,106)	U.S.$	12,651	12,651,106

Total Investments - 103.6% (cost $145,113,187) (h)			151,816,436
Other assets less liabilities - (3.6)% (i)			(5,262,195)

Net Assets - 100.0%			$146,554,241

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at September 30, 2011	Unrealized Appreciation/ (Depreciation)
Sold Contracts
U.S. T-Note 2 Yr Futures	45	December 2011	$9,923,127	$9,909,140	$13,987

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at September 30, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Bank PLC Wholesale:
Mexican Peso settling 10/19/11	17,775	$1,368,195	$1,279,782	$(88,413)
Goldman Sachs International:
Brazilian Real settling 10/04/11	1,241	669,305	660,103	(9,202)
Brazilian Real settling 10/04/11	1,241	688,003	660,102	(27,901)
State Street Bank and Trust Co.
Mexican Peso settling 10/19/11	287	21,431	20,693	(738)
Sale Contracts
Barclays Bank PLC Wholesale:
Canadian Dollar settling 10/21/11	521	521,866	496,964	24,902
Goldman Sachs International:
Brazilian Real settling 10/04/11	1,241	764,495	660,103	104,392
Brazilian Real settling 10/04/11	1,241	669,304	660,102	9,202
Brazilian Real settling 11/03/11	1,241	683,834	655,180	28,654
Mexican Peso settling 10/19/11	16,786	1,359,107	1,208,556	150,551
Morgan Stanley and Co., Inc.
Euro settling 10/17/11	133	180,933	178,033	2,900
State Street Bank and Trust Co.
Euro settling 10/17/11	103	141,528	138,187	3,341
Great British Pound settling 10/07/11	46	74,852	71,610	3,242
Mexican Peso settling 10/19/11	1,277	102,091	91,918	10,173

				$211,103

CREDIT DEFAULT SWAP CONTRACTS ON INDICES

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at September 30, 2011	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America, N.A.:
CDX- NAHYS16V1- 5Y, 6/20/16*	(5.00)%	7.72%	$740	$(69,423)	$(50,953)	$18,470
Barclays Bank PLC:
ITRAXX- FINSENS15V 1-5Y, 6/20/16*	(1.00)	2.75	EUR 1,400	(135,288)	(123,845)	11,443
Morgan Stanley Capital Services Inc.:
CDX- NAHYS16V1- 5Y, 6/20/16*	(5.00)	7.72	$1,800	(168,866)	(128,037)	40,829
CDX- NAIGS17V1- 5Y, 12/20/16*	(1.00)	1.45	2,940	(62,498)	(57,165)	5,333
ITRAXX- FINSENS15V 1-5Y, 6/20/16*	(1.00)	2.75	EUR 740	(71,508)	(65,261)	6,247

						$82,322

*	Termination date

(a)	Variable rate coupon, rate shown as of September 30, 2011.

(b)	Floating Rate Security. Stated interest rate was in effect at September 30, 2011.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the aggregate market value of these securities amounted to $11,032,342 or 7.5% of net assets.
(d)	Illiquid security.
(e)	Security is in default and is non-income producing.
(f)	Fair valued.
(g)	Non-income producing security.
(h)	As of September 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $8,417,697 and gross unrealized depreciation of investments was $(1,714,448), resulting in net unrealized appreciation of $6,703,249.
(i)	An amount of U.S. $22,500 has been segregated to collateralize margin requirements for the open futures contracts at September 30, 2011.

Currency Abbreviations:

BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CMBS	-	Commercial Mortgage-Backed Securities
GO	-	General Obligation
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

AllianceBernstein Variable Products Series Fund

Intermediate Bond Portfolio

September 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2011:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$40,670,020		$	– 0	–	$40,670,020
Mortgage Pass-Through’s		– 0	–	38,813,205			– 0	–	38,813,205
Corporates - Investment Grades		– 0	–	33,472,060			– 0	–	33,472,060
Agencies		– 0	–	8,422,382			– 0	–	8,422,382
Commercial Mortgage-Backed Securities		– 0	–	4,764,794			1,525,509		6,290,303
Governments - Sovereign Agencies		– 0	–	2,296,517			– 0	–	2,296,517
Inflation-Linked Securities		– 0	–	2,189,028			– 0	–	2,189,028
Asset-Backed Securities		– 0	–	1,204,232			858,688		2,062,920
Corporates - Non-Investment Grades^		– 0	–	1,539,557			– 0	–	1,539,557
Quasi-Sovereigns		– 0	–	1,011,385			– 0	–	1,011,385
Collateralized Mortgage Obligations		– 0	–	35,552			832,205		867,757
Supranationals		– 0	–	746,357			– 0	–	746,357
Local Governments - Municipal Bonds		– 0	–	499,252			– 0	–	499,252
Preferred Stocks		174,344		107,578			– 0	–	281,922
Common Stocks		– 0	–	– 0	–		2,665		2,665
Warrants^		– 0	–	– 0	–		– 0	–	– 0	–
Short-Term Investments		– 0	–	12,651,106			– 0	–	12,651,106

Total Investments in Securities		174,344		148,423,025			3,219,067		151,816,436
Other Financial Instruments* :
Assets:
Futures Contracts		13,987		– 0	–		– 0	–	13,987
Forward Currency Exchange Contracts		– 0	–	337,357			– 0	–	337,357
Credit Default Swap Contracts		– 0	–	82,322			– 0	–	82,322
Liabilities:
Forward Currency Exchange Contracts		– 0	–	(126,254)			– 0	–	(126,254)

Total		$188,331		$148,716,450			$3,219,067		$152,123,848

^	The Portfolio held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Commercial Mortgage- Backed Securities	Asset-Backed Securities	Corporates - Non- Investment Grades^
Balance as of 12/31/10	$5,004,541	$1,034,307	$	– 0	–
Accrued discounts/(premiums)	34,111	117		– 0	–
Realized gain (loss)	303,323	(75,343)		– 0	–

Change in unrealized appreciation/depreciation	(411,617)		42,173			-
Purchases	– 0	–	155,390			– 0	–
Sales	(3,404,849)		(297,956)			– 0	–
Transfers in to Level 3	– 0	–	– 0	–		– 0	–
Transfers out of Level 3	– 0	–	– 0	–		– 0	–

Balance as of 9/30/11	$1,525,509		$858,688		$	– 0	–

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/11	$(142,080)		$(15,020)		$	– 0	–

	Collateralized Mortgage Obligations		Common Stocks		Warrants^
Balance as of 12/31/10	$1,221,568		$2,870			$8,827
Accrued discounts/(premiums)	6		– 0	–		– 0	–
Realized gain (loss)	(154,889)		44,153			9,277
Change in unrealized appreciation/depreciation	531,986		(205)			(6,687)
Purchases	– 0	–	– 0	–		– 0	–
Sales	(766,466)		(44,153)			(11,417)
Transfers in to Level 3	– 0	–	– 0	–		– 0	–
Transfers out of Level 3	– 0	–	– 0	–		– 0	–

Balance as of 9/30/11	$832,205		$2,665		$	– 0	–

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/11	$(51,404)		$(205)		$	– 0	–

	Total
Balance as of 12/31/10	$7,272,113
Accrued discounts/(premiums)	34,234
Realized gain (loss)	126,521
Change in unrealized appreciation/depreciation	155,650
Purchases	155,390
Sales	(4,524,841)
Transfers in to Level 3	– 0	–
Transfers out of Level 3	– 0	–

Balance as of 9/30/11	$3,219,067

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/11	$(208,709)

^	The Portfolio held securities with zero market value at period end.

AllianceBernstein Variable Products Series Fund

International Growth Portfolio

Portfolio of Investments

September 30, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 94.3%
Financials - 21.4%
Capital Markets - 4.0%
Azimut Holding SpA	61,305	$423,972
Man Group PLC	653,262	1,689,836
Partners Group Holding AG	21,833	3,594,904

		5,708,712

Commercial Banks - 11.8%
Banco Santander Brasil SA	69,800	509,324
Bank Central Asia Tbk PT	1,653,000	1,432,692
Bank Rakyat Indonesia Persero Tbk PT	1,395,000	913,402
BNP Paribas SA	7,765	306,116
Chongqing Rural Commercial Bank (a)	389,000	118,922
CIMB Group Holdings Bhd	459,000	994,755
HDFC Bank Ltd.	64,500	609,696
HSBC Holdings PLC	147,441	1,129,294
Industrial & Commercial Bank of China-Class H	3,148,255	1,520,261
Itausa - Investimentos Itau SA (Preference Shares)	274,314	1,390,354
NOMOS-BANK (GDR) (a) (b)	17,204	164,470
Sberbank of Russia (Sponsored ADR) (a)	94,116	809,398
Societe Generale SA	12,516	327,641
Standard Chartered PLC	120,757	2,409,220
Turkiye Garanti Bankasi AS	425,100	1,645,052
Turkiye Halk Bankasi AS	147,200	1,050,549
United Overseas Bank Ltd.	125,000	1,607,346

		16,938,492

Diversified Financial Services - 2.2%
Deutsche Boerse AG (a)	22,600	1,143,008
FirstRand Ltd.	236,100	570,717
IG Group Holdings PLC	206,938	1,434,101

		3,147,826

Insurance - 3.3%
AIA Group Ltd.	879,400	2,501,576
Prudential PLC	253,800	2,179,644

		4,681,220

Real Estate Management & Development - 0.1%
Etalon Group Ltd. (GDR) (a)(b)	53,835	186,196

		30,662,446

Consumer Staples - 13.0%
Beverages - 2.8%
Anheuser-Busch InBev NV	57,882	3,072,326
Cia de Bebidas das Americas (Preference Shares)	32,648	985,387

		4,057,713

Food & Staples Retailing - 3.0%
Olam International Ltd.	553,262	942,791
Tesco PLC	500,973	2,934,487
X5 Retail Group NV (GDR) (a)(b)	16,750	463,975

		4,341,253

Company	Shares	U.S. $ Value
Food Products - 3.0%
Danone	18,576	$1,141,927
Nestle SA	57,962	3,190,964

		4,332,891

Household Products - 0.9%
Reckitt Benckiser Group PLC	25,000	1,266,700

Tobacco - 3.3%
British American Tobacco PLC	110,237	4,654,791

		18,653,348

Consumer Discretionary - 12.0%
Automobiles - 2.4%
Nissan Motor Co., Ltd.	225,000	1,990,809
Volkswagen AG (Preference Shares)	10,668	1,407,838

		3,398,647

Diversified Consumer Services - 0.2%
Estacio Participacoes SA	28,600	250,977

Hotels, Restaurants & Leisure - 1.7%
Ajisen China Holdings Ltd.	365,500	418,013
Carnival PLC	55,935	1,743,532
Shangri-La Asia Ltd.	162,500	310,275

		2,471,820

Internet & Catalog Retail - 0.8%
Rakuten, Inc.	993	1,156,890

Media - 2.9%
Eutelsat Communications	51,030	2,049,979
Informa PLC	129,733	658,409
Naspers Ltd.	17,840	770,424
SES SA (FDR)	26,264	639,144

		4,117,956

Multiline Retail - 0.3%
Golden Eagle Retail Group Ltd.	233,000	477,304

Specialty Retail - 2.5%
Belle International Holdings Ltd.(b)	606,000	1,047,812
Dunelm Group PLC	41,400	304,314
Fast Retailing Co., Ltd.	6,100	1,092,492
Zhongsheng Group Holdings Ltd.	741,500	1,164,405

		3,609,023

Textiles, Apparel & Luxury Goods - 1.2%
Cie Financiere Richemont SA	39,195	1,745,954

		17,228,571

Energy - 11.8%
Energy Equipment & Services - 2.4%
Saipem SpA	46,475	1,631,150
Schlumberger Ltd.	29,400	1,756,062

		3,387,212

Oil, Gas & Consumable Fuels - 9.4%
Adaro Energy Tbk PT	7,187,500	1,383,824

Company	Shares	U.S. $ Value
Afren PLC (a)	811,644	$1,018,220
Alliance Oil Co., Ltd. (GDR) (a)	112,284	1,189,075
BG Group PLC	149,310	2,857,587
China Shenhua Energy Co., Ltd.-Class H	347,000	1,358,414
Exillon Energy PLC (a)	110,300	346,024
Gulf Keystone Petroleum Ltd. (a)	474,913	1,062,247
Inpex Corp.	258	1,584,403
Tullow Oil PLC	65,618	1,327,065
Ultrapar Participacoes SA	88,700	1,391,650

		13,518,509

		16,905,721

Materials - 10.6%
Chemicals - 3.9%
Israel Chemicals Ltd.	162,200	1,847,181
K&S AG	35,200	1,842,688
Linde AG	13,900	1,860,007

		5,549,876

Construction Materials - 0.7%
CRH PLC (London)	63,407	986,071

Metals & Mining - 6.0%
African Minerals Ltd.(a)	168,200	1,001,175
African Rainbow Minerals Ltd.	54,200	1,158,914
Antofagasta PLC	113,400	1,619,196
Centamin Egypt Ltd. (a)	702,100	1,022,602
First Quantum Minerals Ltd.	75,000	998,425
Vale SA (Sponsored ADR) (Local Preference Shares)	67,650	1,420,650
Xstrata PLC	115,030	1,452,563

		8,673,525

		15,209,472

Information Technology - 9.5%
Communications Equipment - 1.3%
HTC Corp.	70,325	1,544,118
ZTE Corp.-Class H	108,000	306,557

		1,850,675

Electronic Equipment, Instruments & Components - 0.7%
Murata Manufacturing Co., Ltd.	17,400	944,720

Internet Software & Services - 2.1%
Baidu, Inc./China (Sponsored ADR) (a)	10,000	1,069,100
Mail.ru Group Ltd. (GDR) (a)(b)	9,400	272,169
Tencent Holdings Ltd.	79,200	1,638,772

		2,980,041

Semiconductors & Semiconductor Equipment - 3.4%
ARM Holdings PLC	137,255	1,173,755
ASML Holding NV	28,167	973,970
Samsung Electronics Co., Ltd.	4,020	2,806,990

		4,954,715

Company	Shares	U.S. $ Value
Software - 2.0%
SAP AG	37,847	$1,925,739
Temenos Group AG (a)	75,639	1,021,507

		2,947,246

		13,677,397

Industrials - 7.6%
Aerospace & Defense - 1.5%
Safran SA	69,500	2,126,070

Electrical Equipment - 0.9%
Schneider Electric SA	23,800	1,273,669

Industrial Conglomerates - 0.8%
Bidvest Group Ltd.	61,128	1,125,509

Machinery - 2.7%
Atlas Copco AB-Class A	82,300	1,456,752
FANUC Corp.	18,100	2,493,200

		3,949,952

Road & Rail - 0.6%
All America Latina Logistica SA	178,400	809,335

Trading Companies & Distributors - 1.1%
Mitsui & Co., Ltd.	108,500	1,571,651

		10,856,186

Health Care - 6.8%
Health Care Providers & Services - 0.7%
Fresenius Medical Care AG & Co. KGaA	16,165	1,096,619

Pharmaceuticals - 6.1%
Aspen Pharmacare Holdings Ltd. (a)	67,046	754,642
Bayer AG	16,687	920,853
Mitsubishi Tanabe Pharma Corp.	42,000	780,840
Novartis AG	39,720	2,218,826
Novo Nordisk A/S-Class B	7,950	792,886
Pharmstandard OJSC (GDR) (a)(b)	26,500	506,415
Shire PLC	78,083	2,434,985
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	9,200	342,424

		8,751,871

		9,848,490

Telecommunication Services - 1.6%
Diversified Telecommunication Services - 0.5%
Iliad SA	6,086	679,894

Wireless Telecommunication Services - 1.1%
America Movil SAB de CV Series L (ADR)	41,800	922,944
MTN Group Ltd.	41,383	676,061

		1,599,005

		2,278,899

Total Common Stocks (cost $146,977,542)		135,320,530

Company	Shares		U.S. $ Value
WARRANTS - 0.3%
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
Hon Hai Precision Industry Co., Ltd., JPMorgan Chase Bank NA (a)(b)
(cost $771,381)		220,220	$500,472

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 3.7%
Time Deposit - 3.7%
State Street Time Deposit 0.01%, 10/03/11
(cost $5,242,129)	U.S.$	5,242	5,242,129

Total Investments - 98.3% (cost $152,991,052)(c)			141,063,131
Other assets less liabilities - 1.7%			2,419,869

Net Assets - 100.0%			$143,483,000

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at September 30, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Bank PLCWholselale:
Euro settling 11/15/11	2,536	$3,650,952	$3,396,702	$(254,250)
Great British Pound settling 11/15/11	1,368	2,156,679	2,132,385	(24,294)
Japanese Yen settling 11/15/11	31,775	413,893	412,206	(1,687)
Japanese Yen settling 11/15/11	44,154	579,791	572,795	(6,996)
Norwegian Krone settling 11/15/11	43,953	7,979,992	7,472,240	(507,752)
Canadian imperial Bank of Commerce:
Canadian Dollar settling 11/15/11	1,583	1,592,155	1,509,121	(83,034)
Canadian Dollar settling 11/15/11	3,441	3,460,900	3,280,407	(180,493)
Citibank NA:
Great British Pound settling 11/15/11	10,392	16,813,840	16,198,644	(615,196)
Japanese Yen settling 11/15/11	159,990	2,087,283	2,075,497	(11,786)
Credit Suisse London Branch (GFX):
Euro settling 11/15/11	2,614	3,701,947	3,501,175	(200,772)
Deutsche Bank AG London:
Swiss Franc settling 11/15/11	4,603	5,517,464	5,082,438	(435,026)
Goldman Sachs International:
Swiss Franc settling 11/15/11	7,471	9,114,310	8,249,162	(865,148)
HSBC BankUSA:
Great British Pound settling 11/15/11	262	425,556	408,395	(17,161)
New Zealand Dollar settling 11/15/11	10,504	8,653,668	7,984,095	(669,573)
Morgan Stanley and Co. Inc:

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at September 30, 2011	Unrealized Appreciation/ (Depreciation)
Australian Dollar settling 11/15/11	9,187	$9,387,277	$8,845,080	$(542,197)
Royal Bank of Canada:
Great British Pound settling 11/15/11	500	772,405	779,380	6,975
Royal Bank of Scotland PLC:
Canadian Dollar settling 11/15/11	688	694,830	655,891	(38,939)
Euro settling 11/15/11	374	538,014	500,933	(37,081)
Societe Generale:
Japanese Yen settling 11/15/11	498,688	6,208,842	6,469,312	260,470
Standard Chartered Bank:
Japanese Yen settling 11/15/11	198,343	2,518,280	2,573,037	54,757
Japanese Yen settling 11/15/11	30,526	398,819	396,004	(2,815)
Norwegian Krone settling 11/15/11	4,232	724,608	719,462	(5,146)
UBS AG:
Swedish Krona settling 11/15/11	48,612	7,448,973	7,069,734	(379,239)
Westpac Banking Corp.:
Australian Dollar settling 11/15/11	1,195	1,215,471	1,150,525	(64,946)
Sale Contracts
Bank of America N.A:
Euro settling 11/15/11	1,364	1,869,253	1,826,933	42,320
Swiss Franc settling 11/15/11	2,193	2,797,051	2,421,418	375,633
Barclays Bank PLCWholselale:
Japanese Yen settling 11/15/11	34,573	438,833	448,504	(9,671)
BNP Paribas SA:
New Zealand Dollar settling 11/15/11	5,617	4,558,106	4,269,484	288,622
Credit Suisse London Branch (GFX):
Swiss Franc settling 11/15/11	7,813	10,339,990	8,626,784	1,713,206
Deutsche Bank AG London:
Great British Pound settling 11/15/11	4,815	7,659,293	7,505,434	153,859
Norwegian Krone settling 11/15/11	22,153	3,980,343	3,766,126	214,217
Goldman Sachs International:
Euro settling 11/15/11	10,742	15,205,516	14,387,767	817,749
HSBC BankUSA:
Canadian Dollar settling 11/15/11	1,583	1,631,303	1,509,121	122,182
Great British Pound settling 11/15/11	17,567	28,677,600	27,382,754	1,294,846
Swiss Franc settling 11/15/11	3,342	3,813,110	3,690,095	123,015
Swiss Franc settling 11/15/11	1,104	1,259,627	1,218,990	40,637
Morgan Stanley and Co. Inc:
Australian Dollar settling 11/15/11	2,923	2,962,753	2,814,212	148,541
Royal Bank of Scotland PLC:
Swedish Krona settling 11/15/11	22,605	3,421,180	3,287,488	133,692
Standard Chartered Bank:
Swiss Franc settling 11/15/11	964	1,252,843	1,064,408	188,435

				$1,025,954

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the aggregate market value of these securities amounted to $3,141,509 or 2.2% of net assets.

(c)	As of September 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $12,854,886 and gross unrealized depreciation of investments was $(24,782,807), resulting in net unrealized depreciation of $(11,927,921).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt
FDR	-	Fiduciary Depositary Receipt
GDR	-	Global Depositary Receipt
OJSC	-	Open Joint Stock Company

COUNTRY BREAKDOWN *

September 30, 2011 (unaudited)

25.1%	United Kingdom
8.3%	Switzerland
8.2%	Japan
7.2%	Germany
6.5%	China
5.6%	France
4.8%	Brazil
3.6%	South Africa
2.6%	Indonesia
2.2%	Belgium
2.0%	Hong Kong
2.0%	South Korea
1.9%	Russia
16.3%	Other
3.7%	Short-Term

100.0%	Total Investments

*	All data are as of September 30, 2011. The Portfolio's country breakdown is expressed as a percentage of total investments and may vary over time. "Other" country weightings represent 1.9% or less in the following countries: Canada, Denmark, India, Ireland, Israel, Italy, Luxembourg, Malaysia, Mexico, Netherlands, Singapore, Sweden, Taiwan, Turkey and United States.

AllianceBernstein Variable Products Series Fund

International Growth Portfolio

September 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2011:

Investments in Securities:	Level 1		Level 2	Level 3			Total
Assets:
Common Stocks
Financials	$3,852,084		$26,810,362	$	– 0	–	$30,662,446
Consumer Staples	1,449,362		17,203,986		– 0	–	18,653,348
Consumer Discretionary	250,977		16,977,594		– 0	–	17,228,571
Energy	3,147,712		13,758,009		– 0	–	16,905,721
Materials	2,419,075		12,790,397		– 0	–	15,209,472
Information Technology	1,069,100		12,608,297		– 0	–	13,677,397
Industrials	809,335		10,046,851		– 0	–	10,856,186
Health Care	848,839		8,999,651		– 0	–	9,848,490
Telecommunication Services	922,944		1,355,955		– 0	–	2,278,899
Warrants	– 0	–	500,472		– 0	–	500,472
Short-Term Investments	– 0	–	5,242,129		– 0	–	5,242,129

Total Investments in Securities	14,769,428		126,293,703+		– 0	–	141,063,131
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts	– 0	–	5,979,156		– 0	–	5,979,156
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(4,953,202)		– 0	–	(4,953,202)

Total	$14,769,428		$127,319,657	$	– 0	–	$142,089,085

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Portfolio values its securities which may materially affect the value of securities trading in such markets. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Warrants			Total
Balance as of 12/31/10		$3,964,949			$3,964,949
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		1,005,741			1,005,741
Change in unrealized appreciation/depreciation		(302,269)			(302,269)
Purchases		1,086,388			1,086,388
Sales		(4,956,011)			(4,956,011)
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3		(798,798)			(798,798)

Balance as of 9/30/11	$	– 0	–	$	– 0	–

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/11	$	– 0	–	$	– 0	–

AllianceBernstein Variable Products Series Fund

International Value Portfolio

Portfolio of Investments

September 30, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.4%
Financials - 19.7%
Capital Markets - 1.3%
Deutsche Bank AG	323,500	$11,209,695
Macquarie Group Ltd.	93,800	2,028,512

		13,238,207

Commercial Banks - 10.7%
Australia & New Zealand Banking Group Ltd.	284,200	5,275,089
Banco do Brasil SA	314,900	4,160,147
Barclays PLC	4,151,200	10,180,225
BNP Paribas SA	242,529	9,561,126
Hana Financial Group, Inc.	106,620	3,100,135
KB Financial Group, Inc.	108,211	3,575,518
KBC Groep NV	283,500	6,540,578
Lloyds Banking Group PLC (a)	20,471,800	10,990,354
Mitsubishi UFJ Financial Group, Inc.	1,334,100	6,123,057
National Australia Bank Ltd.	762,000	16,185,904
Societe Generale SA	604,384	15,821,428
Sumitomo Mitsui Financial Group, Inc.	469,400	13,225,610
Turkiye Is Bankasi-Class C	1,198,100	3,077,747
Turkiye Vakiflar Bankasi Tao-Class D	2,365,592	4,715,344

		112,532,262

Diversified Financial Services - 2.6%
ING Groep NV (a)	2,924,800	20,631,108
ORIX Corp.	87,130	6,838,607

		27,469,715

Insurance - 4.3%
Aegon NV (a)	2,017,300	8,176,877
Allianz SE	194,600	18,239,701
Aviva PLC	1,122,900	5,280,857
Muenchener Rueckversicherungs AG	113,500	14,096,325

		45,793,760

Real Estate Investment Trusts (REITs) - 0.3%
British Land Co. PLC	414,900	3,056,098

Real Estate Management & Development - 0.5%
Evergrande Real Estate Group Ltd.	9,557,000	2,944,839
New World Development Ltd.	2,832,000	2,711,483
Wheelock & Co., Ltd.	21,000	62,133

		5,718,455

		207,808,497

Consumer Discretionary - 14.5%
Auto Components - 4.4%
Bridgestone Corp.	590,500	13,398,247
Faurecia	183,425	3,907,039
GKN PLC	3,679,100	9,989,626
Magna International, Inc.-Class A	280,400	9,271,744
NGK Spark Plug Co., Ltd.	414,000	5,626,433
Sumitomo Rubber Industries Ltd.	345,500	4,417,708

		46,610,797

Company	Shares	U.S. $ Value
Automobiles - 6.5%
Bayerische Motoren Werke AG	59,100	$3,904,217
Mazda Motor Corp. (a)	3,435,000	6,948,140
Nissan Motor Co., Ltd.	1,842,000	16,298,084
Renault SA	446,400	14,786,307
Toyota Motor Corp.	543,200	18,620,441
Volkswagen AG (Preference Shares)	62,500	8,248,021

		68,805,210

Distributors - 0.3%
Inchcape PLC	840,800	3,631,645

Household Durables - 1.9%
Sharp Corp.	1,503,000	12,627,012
Sony Corp.	404,500	7,742,926

		20,369,938

Leisure Equipment & Products - 0.4%
Namco Bandai Holdings, Inc.	276,300	3,742,185

Media - 0.3%
Informa PLC	508,000	2,578,155

Specialty Retail - 0.3%
Esprit Holdings Ltd.	2,188,900	2,664,838

Textiles, Apparel & Luxury Goods - 0.4%
Yue Yuen Industrial Holdings Ltd.	1,675,500	4,354,713

		152,757,481

Energy - 12.0%
Oil, Gas & Consumable Fuels - 12.0%
BP PLC	6,320,200	37,893,880
China Petroleum & Chemical Corp.-Class H	5,438,000	5,229,774
ENI SpA	637,800	11,220,636
Gazprom OAO (Sponsored ADR)	1,154,550	11,025,952
JX Holdings, Inc.	1,426,000	8,003,687
Lukoil OAO (London) (Sponsored ADR)	163,800	8,221,122
Nexen, Inc. (Toronto)	583,997	9,084,026
OMV AG	219,100	6,521,829
Petroleo Brasileiro SA (Sponsored ADR)	357,600	7,409,472
PTT PCL	245,400	2,052,566
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	655,005	20,198,540

		126,861,484

Health Care - 10.1%
Pharmaceuticals - 10.1%
AstraZeneca PLC	780,800	34,651,485
GlaxoSmithKline PLC	832,300	17,174,584
Novartis AG	463,660	25,900,823
Otsuka Holdings Co., Ltd.	76,900	2,106,769
Roche Holding AG	125,500	20,269,760
Sanofi	94,145	6,192,552

		106,295,973

Materials - 9.6%
Chemicals - 2.1%
Agrium, Inc. (Toronto)	70,900	4,719,224
Air Water, Inc.	136,000	1,681,011

Company	Shares	U.S. $ Value
Koninklijke DSM NV	164,849	$7,167,399
Mitsubishi Gas Chemical Co., Inc.	733,000	4,499,888
Ube Industries Ltd./Japan	1,168,000	3,881,553

		21,949,075

Metals & Mining - 7.5%
Dowa Holdings Co., Ltd.	492,000	2,738,135
Exxaro Resources Ltd.	180,700	3,787,312
Hindalco Industries Ltd.	721,900	1,905,608
JFE Holdings, Inc.	247,800	5,002,149
KGHM Polska Miedz SA	142,420	5,576,619
New Gold, Inc. (a)	231,739	2,392,801
OneSteel Ltd.	2,610,500	3,059,342
Rio Tinto PLC	519,800	23,052,160
Tata Steel Ltd.	229,800	1,935,287
ThyssenKrupp AG	332,300	8,165,073
Vale SA (Sponsored ADR) (Local Preference Shares)	558,700	11,732,700
Xstrata PLC	808,864	10,214,081

		79,561,267

		101,510,342

Industrials - 8.2%
Aerospace & Defense - 0.2%
BAE Systems PLC	391,416	1,616,612

Airlines - 0.8%
Cathay Pacific Airways Ltd.	1,427,000	2,347,104
Deutsche Lufthansa (REG)	514,000	6,663,634

		9,010,738

Building Products - 1.2%
Asahi Glass Co., Ltd.	1,273,000	12,428,582

Construction & Engineering - 1.6%
Bouygues SA	498,300	16,484,452

Electrical Equipment - 1.3%
Mitsubishi Electric Corp.	279,000	2,471,342
Sumitomo Electric Industries Ltd.	922,600	10,835,373

		13,306,715

Industrial Conglomerates - 0.8%
Bidvest Group Ltd.	260,700	4,800,095
Cookson Group PLC	581,700	3,880,659
Jardine Strategic Holdings Ltd.	7,000	183,252

		8,864,006

Professional Services - 0.7%
Randstad Holding NV	246,500	7,858,587

Road & Rail - 0.6%
East Japan Railway Co.	44,600	2,703,947
Nippon Express Co., Ltd.	875,000	3,732,298

		6,436,245

Trading Companies & Distributors - 1.0%
Mitsubishi Corp.	398,900	8,121,453

Company	Shares	U.S. $ Value
Mitsui & Co., Ltd.	179,600	$2,601,554

		10,723,007

		86,728,944

Telecommunication Services - 7.9%
Diversified Telecommunication Services - 5.7%
Nippon Telegraph & Telephone Corp.	470,000	22,516,823
Telecom Corp. of New Zealand Ltd.	2,584,024	5,082,929
Telecom Italia SpA (ordinary shares)	11,258,700	12,232,679
Telecom Italia SpA (savings shares)	7,794,800	7,580,665
Telenor ASA	253,300	3,906,700
Vivendi SA	431,120	8,777,564

		60,097,360

Wireless Telecommunication Services - 2.2%
Vodafone Group PLC	9,268,075	23,886,417

		83,983,777

Information Technology - 6.2%
Computers & Peripherals - 1.8%
Fujitsu Ltd.	1,705,000	8,040,519
Pegatron Corp.	1,621,000	1,489,647
Toshiba Corp.	1,269,000	5,176,817
Wistron Corp.	3,564,560	4,000,389

		18,707,372

Electronic Equipment, Instruments & Components - 1.1%
AU Optronics Corp.	10,198,990	4,059,315
LG Display Co., Ltd.	446,400	7,280,500

		11,339,815

Office Electronics - 0.9%
Konica Minolta Holdings, Inc.	1,368,000	9,379,982

Semiconductors & Semiconductor Equipment - 2.1%
Advanced Semiconductor Engineering, Inc.	5,329,211	4,543,783
Powertech Technology, Inc.	2,048,000	4,354,796
Samsung Electronics Co., Ltd.	17,180	11,996,044
Sumco Corp. (a)	124,000	1,157,978

		22,052,601

Software - 0.3%
Nintendo Co., Ltd.	26,000	3,820,376

		65,300,146

Consumer Staples - 5.3%
Beverages - 0.9%
Asahi Group Holdings Ltd.	429,900	9,109,307

Food & Staples Retailing - 1.7%
Delhaize Group SA	135,534	7,923,202
Koninklijke Ahold NV	908,200	10,680,590

		18,603,792

Tobacco - 2.7%
Imperial Tobacco Group PLC	264,400	8,922,864

Company	Shares	U.S. $ Value
Japan Tobacco, Inc.	4,217	$19,725,255

		28,648,119

		56,361,218

Utilities - 3.9%
Electric Utilities - 2.5%
E.ON AG	827,200	17,946,966
EDP - Energias de Portugal SA	2,752,400	8,477,353

		26,424,319

Gas Utilities - 1.4%
Gas Natural SDG SA	707,100	12,024,302
Tokyo Gas Co., Ltd.	630,000	2,926,233

		14,950,535

		41,374,854

Total Common Stocks (cost $1,226,913,538)		1,028,982,716

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 1.2%
Time Deposit - 1.2%
State Street Time Deposit 0.01%, 10/03/11 (cost $12,094,493)	$12,094	12,094,493

Total Investments - 98.6% (cost $1,239,008,031) (b)		1,041,077,209
Other assets less liabilities - 1.4% (c)		15,236,216

Net Assets - 100.0%		$1,056,313,425

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at September 30, 2011	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
EURO STOXX 50	380	December 2011	$10,012,215	$10,976,302	$964,087

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at September 30, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America NA:
Euro settling 10/14/11	3,862	$5,293,450	$5,173,728	$(119,722)
Barclays Bank PLC Wholesale:
Euro settling 10/14/11	11,546	16,357,461	15,467,597	(889,864)
Great British Pound settling 1/13/12	6,021	9,487,771	9,380,151	(107,620)
Japanese Yen settling 10/14/11	1,689,094	21,537,699	21,902,281	364,582
BNP Paribas SA:
Australian Dollar settling 10/14/11	68,782	72,615,565	66,485,276	(6,130,289)
Euro settling 10/14/11	3,940	5,620,280	5,278,220	(342,060)
Credit Suisse London Branch (GFX):
Great British Pound settling 10/14/11	35,381	57,041,248	55,167,676	(1,873,572)
Norwegian Krone settling 10/14/11	28,922	5,323,407	4,924,592	(398,815)
Norwegian Krone settling 10/14/11	361,619	66,559,887	61,573,402	(4,986,485)
Deutsche Bank AG London:
Canadian Dollar settling 10/14/11	3,267	3,320,223	3,116,819	(203,404)
Swiss Franc settling 10/14/11	29,728	35,396,165	32,804,069	(2,592,096)
HSBC BankUSA:
Australian Dollar settling 10/14/11	39,686	41,331,382	38,360,831	(2,970,551)
Canadian Dollar settling 10/14/11	3,990	4,018,774	3,806,584	(212,190)
Great British Pound settling 10/14/11	6,545	10,595,177	10,205,264	(389,913)
Great British Pound settling 10/14/11	10,445	16,707,927	16,286,323	(421,604)
Great British Pound settling 10/14/11	64,997	105,218,444	101,346,301	(3,872,143)
Swedish Krona settling 10/14/11	159,824	25,030,520	23,281,270	(1,749,250)
Swiss Franc settling 1/13/12	9,293	10,629,682	10,275,475	(354,207)
Morgan Stanley And Co Inc:
Euro settling 10/14/11	16,767	23,944,718	22,461,909	(1,482,809)
Royal Bank of Canada:
Canadian Dollar settling 10/14/11	3,351	3,244,911	3,196,958	(47,953)
Swedish Krona settling 10/14/11	264,397	41,404,843	38,514,227	(2,890,616)
Standard Chartered Bank:
Euro settling 10/14/11	44,328	63,799,650	59,383,997	(4,415,653)
Japanese Yen settling 10/14/11	3,888,248	49,351,835	50,418,449	1,066,614
Japanese Yen settling 10/14/11	952,040	12,387,483	12,344,989	(42,494)
Japanese Yen settling 10/14/11	2,345,404	30,713,075	30,412,574	(300,501)
Westpac Banking Corp:
Australian Dollar settling 1/13/12	5,118	5,174,451	4,895,044	(279,407)
New Zealand Dollar settling 10/14/11	59,525	49,189,674	45,346,978	(3,842,696)
Swiss Franc settling 10/14/11	84,181	99,709,215	92,891,529	(6,817,686)
Sale Contracts
Barclays Bank PLC Wholesale:
Canadian Dollar settling 10/14/11	28,968	29,922,065	27,636,373	2,285,692
Canadian Dollar settling 10/14/11	7,021	7,141,477	6,698,253	443,224
Euro settling 10/14/11	9,306	13,258,072	12,466,781	791,291
Norwegian Krone settling 10/14/11	161,957	29,464,406	27,576,658	1,887,748
Swiss Franc settling 10/14/11	6,849	8,357,188	7,557,692	799,496
BNP Paribas SA:
Great British Pound settling 10/14/11	6,545	10,702,260	10,205,264	496,996
Citibank NA:
Japanese Yen settling 10/14/11	4,733,493	58,284,846	61,378,640	(3,093,794)
Credit Suisse London Branch (GFX):

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at September 30, 2011	Unrealized Appreciation/ (Depreciation)
Swiss Franc settling 10/14/11	57,063	$78,846,792	$62,967,526	$15,879,266
Deutsche Bank AG London:
Euro settling 10/14/11	16,852	24,086,901	22,575,779	1,511,122
Goldman Sachs International:
Australian Dollar settling 10/14/11	5,388	5,667,098	5,208,087	459,011
Euro settling 10/14/11	63,573	90,072,134	85,165,559	4,906,575
Swedish Krona settling 10/14/11	206,626	31,601,099	30,098,831	1,502,268
Swiss Franc settling 10/14/11	4,466	5,685,913	4,928,114	757,799
HSBC BankUSA:
New Zealand Dollar settling 10/14/11	29,260	24,213,527	22,290,677	1,922,850
New Zealand Dollar settling 10/14/11	5,869	4,856,773	4,471,086	385,687
Morgan Stanley And Co Inc:
Norwegian Krone settling 10/14/11	41,502	7,554,334	7,066,607	487,727
Swedish Krona settling 10/14/11	27,962	4,308,607	4,073,173	235,434
Royal Bank of Canada:
Euro settling 1/13/12	7,958	10,958,245	10,658,204	300,041
Euro settling 1/13/12	6,612	9,011,429	8,855,497	155,932
Norwegian Krone settling 10/14/11	30,584	5,398,050	5,207,583	190,467
Swedish Krona settling 10/14/11	70,016	10,441,111	10,199,103	242,008
Royal Bank of Scotland PLC:
Great British Pound settling 10/14/11	100,378	160,277,568	156,513,977	3,763,591
Great British Pound settling 10/14/11	10,445	16,677,949	16,286,322	391,627
Japanese Yen settling 10/14/11	6,737,104	83,346,476	87,359,226	(4,012,750)
Standard Chartered Bank:
Norwegian Krone settling 10/14/11	127,576	23,521,442	21,722,554	1,798,888
UBS AG:
Australian Dollar settling 10/14/11	54,103	57,518,738	52,296,427	5,222,311
Norwegian Krone settling 10/14/11	28,922	5,302,508	4,924,592	377,916
Swiss Franc settling 10/14/11	7,736	10,134,277	8,536,474	1,597,803
Westpac Banking Corp:
Australian Dollar settling 10/14/11	5,155	5,360,968	4,982,868	378,100
Japanese Yen settling 10/14/11	792,130	10,274,726	10,271,455	3,271
New Zealand Dollar settling 10/14/11	30,265	24,970,774	23,056,300	1,914,474
Swiss Franc settling 10/14/11	10,368	13,047,910	11,440,816	1,607,094

				$(713,239)

(a)	Non-income producing security.
(b)	As of September 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $50,297,582 and gross unrealized depreciation of investments was $(248,228,404), resulting in net unrealized depreciation of $(197,930,822).
(c)	An amount of U.S. $1,319,428 has been segregated to collateralize margin requirements for the open futures contracts at September 30, 2011.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt
REG	-	Registered Shares

COUNTRY BREAKDOWN *

September 30, 2011 (unaudited)

25.8%	Japan
21.8%	United Kingdom
8.5%	Germany
7.3%	France
5.2%	Netherlands
4.4%	Switzerland
3.0%	Italy
2.6%	Australia
2.5%	South Korea
2.4%	Canada
2.2%	Brazil
1.8%	Russia
1.8%	Taiwan
9.5%	Other
1.2%	Short-Term

100.0%	Total Investments

*	All data are as of September 30, 2011. The Portfolio's country breakdown is expressed as a percentage of total investments and may vary over time. "Other" country weightings represent 1.4% or less in the following countries: Austria, Belgium, China, Hong Kong, India, New Zealand, Norway, Poland, Portugal, South Africa, Spain, Thailand and Turkey.

AllianceBernstein Variable Products Series Fund

International Value Portfolio

September 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2011:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks
Financials	$10,283,204		$197,525,293		$	– 0	–	$207,808,497
Consumer Discretionary	9,271,744		143,485,737			– 0	–	152,757,481
Energy	35,740,572		89,068,346			2,052,566		126,861,484
Health Care	– 0	–	106,295,973			– 0	–	106,295,973
Materials	18,844,725		82,665,617			– 0	–	101,510,342
Industrials	– 0	–	86,728,944			– 0	–	86,728,944
Telecommunication Services	– 0	–	83,983,777			– 0	–	83,983,777
Information Technology	– 0	–	65,300,146			– 0	–	65,300,146
Consumer Staples	– 0	–	56,361,218			– 0	–	56,361,218
Utilities	– 0	–	41,374,854			– 0	–	41,374,854
Short-Term Investments	– 0	–	12,094,493			– 0	–	12,094,493

Total Investments in Securities	74,140,245		964,884,398+			2,052,566		1,041,077,209
Other Financial Instruments* :
Assets:
Futures Contracts	964,087		– 0	–		– 0	–	964,087
Forward Currency Exchange Contracts	– 0	–	54,126,905			– 0	–	54,126,905
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(54,840,144)			– 0	–	(54,840,144)

Total	$75,104,332		$964,171,159			$2,052,566		$1,041,328,057

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Portfolio values its securities which may materially affect the value of securities trading in such markets. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Energy			Total
Balance as of 12/31/10	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		(593,419)			(593,419)
Purchases		2,645,985			2,645,985
Sales		– 0	–		– 0	–
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 9/30/11		$2,052,566			$2,052,566

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/11		$(593,419)			$(593,419)

AllianceBernstein Variable Products Series Fund

Large Cap Growth Portfolio

Portfolio of Investments

September 30, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.0%
Technology - 31.7%
Communications Technology - 4.9%
Aruba Networks, Inc. (a)	113,300	$2,369,103
QUALCOMM, Inc.	240,120	11,677,036
Riverbed Technology, Inc. (a)	130,700	2,608,772

		16,654,911

Computer Services, Software & Systems - 12.7%
Citrix Systems, Inc. (a)	123,090	6,712,098
Google, Inc.-Class A (a)	29,980	15,421,112
Intuit, Inc. (a)	143,200	6,793,408
Oracle Corp.	396,150	11,385,351
Rovi Corp. (a)	65,685	2,823,141

		43,135,110

Computer Technology - 10.3%
Apple, Inc. (a)	71,175	27,130,486
EMC Corp. (a)	362,913	7,617,544

		34,748,030

Semiconductors & Component - 3.8%
Broadcom Corp.-Class A (a)	255,752	8,513,984
Marvell Technology Group Ltd. (a)	292,300	4,247,119

		12,761,103

		107,299,154

Consumer Discretionary - 17.1%
Auto Parts - 3.1%
BorgWarner, Inc. (a)	87,900	5,320,587
Johnson Controls, Inc.	198,900	5,244,993

		10,565,580

Cable Television Services - 2.6%
Comcast Corp.-Class A	426,400	8,911,760

Casinos & Gambling - 0.8%
Las Vegas Sands Corp. (a)	68,600	2,630,124

Cosmetics - 0.3%
Estee Lauder Cos., Inc. (The)-Class A	11,409	1,002,167

Diversified Retail - 3.1%
Amazon.com, Inc. (a)	37,535	8,116,193
Dollar General Corp. (a)	65,332	2,466,936

		10,583,129

Entertainment - 2.2%
Walt Disney Co. (The)	246,900	7,446,504

Restaurants - 2.1%
Starbucks Corp.	187,785	7,002,503

Specialty Retail - 2.1%
Limited Brands, Inc.	179,777	6,923,212

Company	Shares	U.S. $ Value
Textiles, Apparel & Shoes - 0.8%
VF Corp.	23,400	$2,843,568

		57,908,547

Producer Durables - 11.2%
Aerospace - 1.4%
Goodrich Corp.	24,100	2,908,388
United Technologies Corp.	25,600	1,801,216

		4,709,604

Back Office Support HR & Consulting - 1.6%
Accenture PLC	100,595	5,299,344

Diversified Manufacturing Operations - 2.9%
Danaher Corp.	236,222	9,907,151

Scientific Instruments: Control & Filter - 2.3%
Flowserve Corp.	64,891	4,801,934
Rockwell Automation, Inc.	54,965	3,078,040

		7,879,974

Transportation Miscellaneous - 3.0%
United Parcel Service, Inc.-Class B	160,880	10,159,572

		37,955,645

Energy - 9.9%
Oil Well Equipment & Services - 4.5%
FMC Technologies, Inc. (a)	116,785	4,391,116
Schlumberger Ltd.	185,505	11,080,214

		15,471,330

Oil: Crude Producers - 5.4%
Anadarko Petroleum Corp.	72,540	4,573,647
EOG Resources, Inc.	80,015	5,681,865
Noble Energy, Inc.	112,814	7,987,231

		18,242,743

		33,714,073

Financial Services - 9.5%
Diversified Financial Services - 6.6%
Blackstone Group LP	397,000	4,756,060
Goldman Sachs Group, Inc. (The)	60,285	5,699,947
JPMorgan Chase & Co.	393,400	11,849,208

		22,305,215

Financial Data & Systems - 0.8%
Visa, Inc.-Class A	32,400	2,777,328

Insurance: Multi-Line - 1.3%
MetLife, Inc.	158,900	4,450,789

Real Estate - 0.8%
CB Richard Ellis Group, Inc.-Class A (a)	209,900	2,825,254

		32,358,586

Health Care - 8.7%
Biotechnology - 2.1%
Celgene Corp. (a)	116,559	7,217,333

Company	Shares	U.S. $ Value
Health Care Services - 1.4%
Express Scripts, Inc.-Class A (a)	126,300	$4,681,941

Medical & Dental Instruments & Supplies - 1.3%
Covidien PLC	95,735	4,221,914

Pharmaceuticals - 3.9%
Allergan, Inc.	108,705	8,955,118
Gilead Sciences, Inc. (a)	112,060	4,347,928

		13,303,046

		29,424,234

Materials & Processing - 6.7%
Chemicals: Diversified - 2.6%
Dow Chemical Co. (The)	184,720	4,148,811
Potash Corp. of Saskatchewan, Inc.	105,080	4,541,558

		8,690,369

Fertilizers - 2.7%
Monsanto Co.	150,424	9,031,457

Metal Fabricating - 1.4%
Precision Castparts Corp.	31,500	4,896,990

		22,618,816

Consumer Staples - 3.2%
Beverage: Soft Drinks - 0.6%
PepsiCo, Inc.	33,100	2,048,890

Foods - 1.4%
General Mills, Inc.	118,700	4,566,389

Personal Care - 1.2%
Procter & Gamble Co. (The)	66,700	4,214,106

		10,829,385

Total Common Stocks (cost $376,106,192)		332,108,440

	Contracts
OPTIONS PURCHASED-PUTS - 2.8%
S&P 500 Index
Expiration: Jun’ 12, Exercise Price: $ 1,200.00 (a) (b)	220	3,573,900
S&P 500 Index
Expiration: Jun’ 12, Exercise Price: $ 1,100.00 (a) (b)	205	2,360,575
S&P 500 Index
Expiration: Sep’ 12, Exercise Price: $ 1,100.00 (a) (b)	140	1,770,020
S&P 500 Index
Expiration: Jun’ 12, Exercise Price: $ 1,175.00 (a) (b)	116	1,732,460

Options Purchased-Puts (cost $7,156,943)		9,436,955

	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 0.5%
Time Deposit - 0.5%
State Street Time Deposit 0.01%, 10/03/11 (Cost $1,644,098)	$1,644	$1,644,098

Total Investments - 101.3% (cost $384,907,233) (c)		343,189,493
Other assets less liabilities - (1.3)%		(4,398,270)

Net Assets - 100.0%		$338,791,223

CALL OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	U.S. $ Value
Google, Inc. (b)	16	550.00	October 2011	18,640
Goodrich Corp. (b)	43	90.00	October 2011	73,920
Potash Corp. of Saskatchewan, Inc. (b)	90	60.00	October 2011	315
United Parcel Service, Inc. (b)	92	67.50	October 2011	4,140
Apple, Inc. (b)	31	435.00	October 2011	8,153

(premium received $80,560)
				$105,168

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	U.S. $ Value
S&P 500 Index (b)	116	1,000.00	June 2012	$926,260
S&P 500 Index (b)	220	1,050.00	June 2012	2,117,500
S&P 500 Index (b)	205	925.00	June 2012	1,220,775
S&P 500 Index (b)	140	925.00	September 2012	979,580

(premium received $3,691,405)
				$5,244,115

(a)	Non-income producing security.
(b)	One contract relates to 100 shares.
(c)	As of September 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $12,856,660 and gross unrealized depreciation of investments was $(54,574,400), resulting in net unrealized depreciation of $(41,717,740).

Please note: The sector classifications presented herein are based on the Russell sector classification scheme which was developed by Russell Investments. Russell classifies index members into industries that most closely describe the nature of its business and its primary economic orientation.

AllianceBernstein Variable Products Series Fund

Large Cap Growth Portfolio

September 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2011:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks	$332,108,440		$	– 0	–	$	– 0	–	$332,108,440
Options Purchased - Puts	– 0	–		9,436,955			– 0	–	9,436,955
Short-Term Investments	– 0	–		1,644,098			– 0	–	1,644,098

Total Investments in Securities	332,108,440			11,081,053			– 0	–	343,189,493
Other Financial Instruments* :
Liabilities:
Options Written	– 0	–		(5,349,283)			– 0	–	(5,349,283)

Total	$332,108,440			$5,731,770		$	– 0	–	$337,840,210

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Variable Products Series Fund

Money Market Portfolio

Portfolio of Investments

September 30, 2011 (unaudited)

	Yield*	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 100.3%
Certificates of Deposit - 35.9%
Bank of Montreal Chicago
11/16/11	0.200%	$300	$300,000
Bank of Nova Scotia
10/18/11 (a)	0.230%	300	299,994
Bank of Nova Scotia Houston
12/05/11	0.290%	500	500,000
1/06/12 (a)	0.446%	150	149,982
3/12/12 (a)	0.587%	300	300,137
Canadian Imp Bank of Comm NY
12/19/11	0.210%	1,300	1,300,000
Credit Suisse NY
10/25/11 (a)	0.285%	1,300	1,300,000
Dnb Nor Bank ASA NY
10/14/11 (a)	0.259%	1,200	1,200,000
Mitsubishi UFJ TR&BK NY
10/04/11	0.250%	1,200	1,200,000
National Australia Bank NY
10/19/11 (a)	0.270%	600	600,003
12/30/11 (a)	0.619%	700	700,392
Norinchukin Bank NY
10/03/11	0.280%	1,300	1,300,000
Rabobank Nederland NV NY
12/16/11	0.330%	800	800,000
Royal Bank of Canada NY
2/14/12 (a)	0.279%	500	499,982
3/29/12 (a)	0.289%	650	650,000
1/27/12 (a)	0.336%	150	150,020
Sumitomo Mitsui Bank NY
11/29/11	0.260%	1,200	1,200,000
Toronto-Dominion Bank NY
1/12/12 (a)	0.305%	800	800,000
10/28/11 (a)	0.307%	500	500,000
Westpac Banking Corp NY
1/13/12 (a)	0.316%	1,300	1,300,000

			15,050,510

Short-Term Municipal Notes - 28.6%
Municipal Obligations - 28.6%
California Infra & Eco Dev Bk
(J Paul Getty Trust)
10/01/47 (b)	0.100%	1,500	1,500,000
Connecticut Hlth & Ed Fac Auth
(Yale Univ)
Series 2001A
7/01/36 (b)	0.080%	300	300,000
Series 2001V-1
7/01/36 (b)	0.090%	1,000	1,000,000
Dallas Fort Worth TX Intl Arpt
(United Parcel Service)
5/01/32 (b)	0.100%	1,300	1,300,000

	Yield*	Principal Amount (000)	U.S. $ Value
Houston TX Hgr Ed Fin Corp.
(Rice University)
Series 2008B
5/15/48 (b)	0.080%	$1,200	$1,200,000
Loudoun Cnty VA IDA
(Howard Hughes Med Inst)
2/15/38 (b)	0.110%	1,300	1,300,000
Massachusetts Dev Fin Agy
(Smith College)
7/01/24 (b)	0.110%	1,171	1,171,000
Massachusetts Hlth & Ed Facs Auth
(Harvard Univ) Series 99R
11/01/49 (b)	0.080%	1,300	1,300,000
Mississippi Business Fin Corp.
(Chevron USA, Inc.)
Series 2009 E
12/01/30 (b)	0.090%	1,600	1,600,000
Valdez AK Marine Terminal
(Exxon Mobil Corp.)
Series 1993B
12/01/33 (b)	0.090%	1,300	1,300,000

			11,971,000

U.S. Government & Government Sponsored Agency Obligations - 15.8%
Federal Farm Credit Bank
11/17/11 (a)	0.170%	500	499,982
12/20/11 (a)	0.191%	500	499,979
7/20/12 (a)	0.191%	500	499,879
4/23/12 (a)	0.244%	500	500,035
4/12/12 (a)	0.255%	500	500,093
Federal Home Loan Bank
2/17/12 (a)	0.172%	500	499,903
Federal Home Loan Bank Discount Notes
11/04/11	0.170%	600	599,909
1/18/12	0.220%	500	499,673
1/20/12	0.220%	300	299,800
Federal Home Loan Mortgage Corp.
2/02/12 (a)	0.142%	500	499,866
12/21/11 (a)	0.181%	500	499,956
Federal National Mortgage Association
Discount Notes
11/16/11	0.130%	1,200	1,199,810

			6,598,885

Commercial Paper - 11.5%
Banque Et Caisse Epargne
10/07/11	0.260%	1,100	1,099,968
State Street Corp.
12/09/11	0.230%	1,200	1,199,486
Straight - A Funding LLC
10/03/11	0.160%	1,300	1,300,000

	Yield*	Principal Amount (000)	U.S. $ Value
Svenska Handelsbank, Inc.
11/09/11	0.280%	$1,200	$1,199,655

			4,799,109

Corporates - Investment Grades - 8.5%
Australia & New Zealand Banking Group Ltd.
1/30/12 (a)(c)	0.453%	1,000	1,000,605
10/21/11 (a)(c)	0.552%	250	250,037
Commonwealth Bank of Australia
11/04/11 (a)(c)	0.564%	1,300	1,300,331
JPMorgan Chase & Co.
12/21/11 (a)	0.478%	500	500,153
Wells Fargo & Co.
1/24/12 (a)	0.343%	500	500,132

			3,551,258

Total Investments - 100.3% (cost $41,970,762) (d)			41,970,762
Other assets less liabilities - (0.3)%			(126,145)

Net Assets - 100.0%			$41,844,617

(a)	Floating Rate Security. Stated interest rate was in effect at September 30, 2011.
(b)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the aggregate market value of these securities amounted to $2,550,973 or 6.1% of net assets.
(d)	As of September 30, 2011, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.
*	Represents annualized yield from date of purchase for discount securities, and stated interest rate for interest-bearing securities.

Glossary:

IDA	-	Industrial Development Authority/Agency

AllianceBernstein Variable Products Series Fund

Money Market Portfolio

September 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2011:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Short-Term Investments
Certificates of Deposit	$	– 0	–	$15,050,510		$	– 0	–	$15,050,510
Short-Term Municipal Notes		– 0	–	11,971,000			– 0	–	11,971,000
U.S. Government & Government Sponsored Agency Obligations		– 0	–	6,598,885			– 0	–	6,598,885
Commercial Paper		– 0	–	4,799,109			– 0	–	4,799,109
Corporates - Investment Grades		– 0	–	3,551,258			– 0	–	3,551,258

Total Investments in Securities		– 0	–	41,970,762			– 0	–	41,970,762
Other Financial Instruments*		– 0	–	– 0	–		– 0	–	– 0	–

Total	$	– 0	–	$41,970,762		$	– 0	–	$41,970,762

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Variable Products Series Fund

Real Estate Investment Portfolio

Portfolio of Investments

September 30, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.0%
Residential - 27.0%
Manufactured Homes - 1.4%
Equity Lifestyle Properties, Inc.	15,124	$948,275

Multi-Family - 12.2%
Associated Estates Realty Corp.	68,400	1,057,464
BRE Properties, Inc.	11,550	489,027
Camden Property Trust	14,925	824,756
Colonial Properties Trust	46,000	835,360
Essex Property Trust, Inc.	10,800	1,296,432
Home Properties, Inc.	25,524	1,448,742
Mid-America Apartment Communities, Inc.	20,110	1,211,024
Post Properties, Inc.	29,120	1,011,629

		8,174,434

Self Storage - 8.9%
CubeSmart	13,036	111,197
Extra Space Storage, Inc.	101,702	1,894,708
Public Storage	35,200	3,919,520
Sovran Self Storage, Inc.	1,631	60,624

		5,986,049

Student Housing - 4.5%
American Campus Communities, Inc.	42,000	1,562,820
Education Realty Trust, Inc.	167,800	1,441,402

		3,004,222

		18,112,980

Equity:Other - 24.6%
Diversified/Specialty - 13.2%
American Assets Trust, Inc.	47,600	854,420
BioMed Realty Trust, Inc.	82,100	1,360,397
Coresite Realty Corp.	35,782	513,472
Digital Realty Trust, Inc.	44,900	2,476,684
Forest City Enterprises, Inc. (a)	58,790	626,701
Rayonier, Inc.	45,950	1,690,500
Weyerhaeuser Co.	86,510	1,345,231

		8,867,405

Health Care - 9.6%
Health Care REIT, Inc.	44,691	2,091,539
National Health Investors, Inc.	28,013	1,180,188
Ventas, Inc.	64,300	3,176,420

		6,448,147

Triple Net - 1.8%
Entertainment Properties Trust	13,199	514,497
National Retail Properties, Inc.	26,300	706,681

		1,221,178

		16,536,730

Retail - 22.4%
Regional Mall - 14.8%
General Growth Properties, Inc.	137,500	1,663,750
Glimcher Realty Trust	122,540	867,583

Company	Shares	U.S. $ Value
Simon Property Group, Inc.	67,311	$7,402,864

		9,934,197

Shopping Center/Other Retail - 7.6%
Excel Trust, Inc.	106,400	1,023,568
Federal Realty Investment Trust	8,400	692,244
Kite Realty Group Trust	141,900	519,354
Retail Opportunity Investments Corp.	76,836	851,343
Tanger Factory Outlet Centers	40,400	1,050,804
Weingarten Realty Investors	44,438	940,752

		5,078,065

		15,012,262

Office - 14.1%
Boston Properties, Inc.	33,809	3,012,382
Corporate Office Properties Trust	2,796	60,897
Douglas Emmett, Inc.	99,000	1,692,900
Duke Realty Corp.	144,100	1,513,050
Kilroy Realty Corp.	27,144	849,607
Liberty Property Trust	17,300	503,603
SL Green Realty Corp.	30,900	1,796,835

		9,429,274

Lodging - 5.9%
Ashford Hospitality Trust, Inc.	144,900	1,017,198
Host Hotels & Resorts, Inc.	67,898	742,804
Hyatt Hotels Corp. (a)	16,900	530,153
Intercontinental Hotels Group PLC	49,200	797,811
RLJ Lodging Trust	26,682	340,730
Wyndham Worldwide Corp.	19,200	547,392

		3,976,088

Industrials - 4.0%
Industrial Warehouse Distribution - 4.0%
EastGroup Properties, Inc.	22,500	858,150
ProLogis, Inc.	76,305	1,850,396

		2,708,546

Total Common Stocks (cost $67,449,646)		65,775,880

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.8%
Time Deposit - 0.8%
State Street Time Deposit
0.01%, 10/03/11
(Cost $518,614)	$519	518,614

U.S. $ Value
Total Investments - 98.8%
(cost $67,968,260) (b)	$66,294,494
Other assets less liabilities - 1.2%	801,562

Net Assets - 100.0%	$67,096,056

(a)	Non-income producing security.
(b)	As of September 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,977,438 and gross unrealized depreciation of investments was $(6,651,204), resulting in net unrealized depreciation of $(1,673,766).

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:

REIT	-	Real Estate Investment Trust

AllianceBernstein Variable Products Series Fund

Real Estate Investment Portfolio

September 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2011:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks
Residential	$18,112,980		$	– 0	–	$	– 0	–	$18,112,980
Equity:Other	16,536,730			– 0	–		– 0	–	16,536,730
Retail	15,012,262			– 0	–		– 0	–	15,012,262
Office	9,429,274			– 0	–		– 0	–	9,429,274
Lodging	3,178,277			797,811			– 0	–	3,976,088
Industrials	2,708,546			– 0	–		– 0	–	2,708,546
Short-Term Investments	– 0	–		518,614			– 0	–	518,614

Total Investments in Securities	64,978,069			1,316,425			– 0	–	66,294,494
Other Financial Instruments*	– 0	–		– 0	–		– 0	–	– 0	–

Total	$64,978,069			$1,316,425		$	– 0	–	$66,294,494

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Variable Products Series Fund

Small Cap Growth Portfolio

Portfolio of Investments

September 30, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.6%
Industrials - 22.5%
Aerospace & Defense - 2.3%
Hexcel Corp. (a)	36,355	$805,627
Keyw Holding Corp. (The) (a)	41,903	297,930

		1,103,557

Air Freight & Logistics - 0.7%
Atlas Air Worldwide Holdings, Inc. (a)	10,047	334,465

Building Products - 1.0%
Simpson Manufacturing Co., Inc.	19,480	485,636

Commercial Services & Supplies - 1.1%
Interface, Inc.	42,720	506,659

Electrical Equipment - 1.8%
AMETEK, Inc.	14,840	489,275
Thermon Group Holdings, Inc. (a)	28,458	393,289

		882,564

Machinery - 7.1%
Actuant Corp.-Class A	25,880	511,130
IDEX Corp.	18,515	576,927
Lincoln Electric Holdings, Inc.	19,700	571,497
Middleby Corp. (a)	7,190	506,607
RBC Bearings, Inc. (a)	15,720	534,323
Robbins & Myers, Inc.	6,960	241,582
Valmont Industries, Inc.	6,490	505,831

		3,447,897

Marine - 1.6%
Kirby Corp. (a)	14,433	759,753

Professional Services - 4.1%
CoStar Group, Inc. (a)	15,106	785,059
RPX Corp. (a)	29,854	618,276
TrueBlue, Inc. (a)	52,938	599,788

		2,003,123

Road & Rail - 1.7%
Genesee & Wyoming, Inc.-Class A (a)	11,320	526,606
Knight Transportation, Inc.	23,490	312,652

		839,258

Trading Companies & Distributors - 1.1%
United Rentals, Inc. (a)	31,660	533,155

		10,896,067

Health Care - 21.6%
Biotechnology - 6.3%
Amarin Corp. PLC (ADR) (a)	46,770	430,284
Ardea Biosciences, Inc. (a)	10,370	161,979
Ariad Pharmaceuticals, Inc. (a)	32,970	289,806
Arqule, Inc. (a)	42,307	213,650
AVEO Pharmaceuticals, Inc. (a)	15,910	244,855

Company	Shares	U.S. $ Value
Cepheid, Inc. (a)	13,032	$506,033
Incyte Corp. Ltd. (a)	14,810	206,896
InterMune, Inc. (a)	9,680	195,536
Ironwood Pharmaceuticals, Inc. (a)	13,610	146,988
NPS Pharmaceuticals, Inc. (a)	36,710	238,982
Pharmacyclics, Inc. (a)	17,580	207,971
Pharmasset, Inc. (a)	2,450	201,807

		3,044,787

Health Care Equipment & Supplies - 4.6%
MAKO Surgical Corp. (a)	11,120	380,526
NxStage Medical, Inc. (a)	24,107	502,872
Sirona Dental Systems, Inc. (a)	11,665	494,713
Volcano Corp. (a)	16,570	490,969
Zoll Medical Corp. (a)	9,655	364,380

		2,233,460

Health Care Providers & Services - 7.4%
Catalyst Health Solutions, Inc. (a)	12,380	714,202
Centene Corp. (a)	21,570	618,412
Healthspring, Inc. (a)	15,038	548,285
HMS Holdings Corp. (a)	32,250	786,578
IPC The Hospitalist Co., Inc. (a)	13,380	477,532
Mednax, Inc. (a)	6,967	436,413

		3,581,422

Health Care Technology - 1.6%
SXC Health Solutions Corp. (a)	13,901	774,286

Pharmaceuticals - 1.7%
Impax Laboratories, Inc. (a)	16,610	297,485
MAP Pharmaceuticals, Inc. (a)	18,040	263,745
Optimer Pharmaceuticals, Inc. (a)	17,306	239,515

		800,745

		10,434,700

Information Technology - 21.1%
Communications Equipment - 2.6%
ADTRAN, Inc.	23,955	633,850
Netgear, Inc. (a)	23,290	602,978

		1,236,828

Internet Software & Services - 3.0%
DealerTrack Holdings, Inc. (a)	37,491	587,484
OpenTable, Inc. (a)	6,000	276,060
RightNow Technologies, Inc. (a)	18,528	612,350

		1,475,894

IT Services - 0.8%
ServiceSource International, Inc. (a)	14,844	196,089

Company	Shares	U.S. $ Value
VeriFone Systems, Inc. (a)	4,799	$168,061

		364,150

Semiconductors & Semiconductor Equipment - 6.9%
Entegris, Inc. (a)	54,887	350,179
Fairchild Semiconductor International, Inc. (a)	48,698	525,939
Hittite Microwave Corp. (a)	7,870	383,269
International Rectifier Corp. (a)	19,510	363,276
Magnachip Semiconductor Corp. (a)	25,404	170,715
Mellanox Technologies Ltd. (a)	17,860	557,589
Netlogic Microsystems, Inc. (a)	10,852	522,090
Teradyne, Inc. (a)	43,720	481,357

		3,354,414

Software - 7.8%
Aspen Technology, Inc. (a)	47,514	725,539
Fortinet, Inc. (a)	18,643	313,202
Informatica Corp. (a)	6,150	251,843
MICROS Systems, Inc. (a)	10,430	457,981
QLIK Technologies, Inc. (a)	21,377	463,026
SolarWinds, Inc. (a)	30,500	671,610
Taleo Corp. (a)	16,374	421,139
TIBCO Software, Inc. (a)	20,890	467,727

		3,772,067

		10,203,353

Consumer Discretionary - 18.8%
Distributors - 0.8%
LKQ Corp. (a)	15,800	381,728

Diversified Consumer Services - 1.1%
K12, Inc. (a)	21,920	558,083

Hotels, Restaurants & Leisure - 4.4%
BJ’s Restaurants, Inc. (a)	10,020	441,982
Life Time Fitness, Inc. (a)	19,170	706,414
Orient-Express Hotels Ltd.-Class A (a)	64,170	443,415
Panera Bread Co.-Class A (a)	5,000	519,700

		2,111,511

Household Durables - 1.7%
Skullcandy, Inc. (a)	26,812	378,854
Tempur-Pedic International, Inc. (a)	8,525	448,500

		827,354

Internet & Catalog Retail - 1.4%
Shutterfly, Inc. (a)	16,352	673,375

Media - 2.0%
National CineMedia, Inc.	39,290	570,098
Pandora Media, Inc. (a)	25,903	379,479

		949,577

Company	Shares	U.S. $ Value
Specialty Retail - 7.4%
Dick’s Sporting Goods, Inc. (a)	18,530	$620,014
Hibbett Sports, Inc. (a)	15,920	539,529
Select Comfort Corp. (a)	52,270	730,212
Tractor Supply Co.	10,090	631,129
Ulta Salon Cosmetics & Fragrance, Inc. (a)	8,550	532,067
Zumiez, Inc. (a)	29,800	521,798

		3,574,749

		9,076,377

Energy - 7.5%
Energy Equipment & Services - 3.7%
Complete Production Services, Inc. (a)	22,055	415,737
Dril-Quip, Inc. (a)	9,160	493,816
Oceaneering International, Inc.	15,340	542,115
Oil States International, Inc. (a)	6,540	333,017

		1,784,685

Oil, Gas & Consumable Fuels - 3.8%
Cabot Oil & Gas Corp.	7,765	480,731
Oasis Petroleum, Inc. (a)	19,555	436,663
Resolute Energy Corp. (a)	40,110	455,649
SM Energy Co.	7,738	469,310

		1,842,353

		3,627,038

Financials - 4.9%
Capital Markets - 2.7%
Affiliated Managers Group, Inc. (a)	6,660	519,813
Greenhill & Co., Inc.	7,120	203,561
KBW, Inc.	8,753	120,704
Stifel Financial Corp. (a)	17,546	466,021

		1,310,099

Commercial Banks - 2.2%
Iberiabank Corp.	11,249	529,378
Signature Bank (a)	11,046	527,226

		1,056,604

		2,366,703

Materials - 1.5%
Chemicals - 1.5%
PolyOne Corp.	24,990	267,643
Solutia, Inc. (a)	37,050	476,093

		743,736

Consumer Staples - 0.7%
Food & Staples Retailing - 0.7%
Chefs’ Warehouse Holdings LLC (a)	28,182	331,420

Total Common Stocks (cost $47,268,181)		47,679,394

	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 1.8%
Time Deposit - 1.8%
State Street Time Deposit 0.01%, 10/03/11 (cost $867,867)	$868	$867,867

Total Investments - 100.4%
(cost $48,136,048) (b)		48,547,261
Other assets less liabilities - (0.4)%		(204,665)

Net Assets - 100.0%		$48,342,596

(a)	Non-income producing security.
(b)	As of September 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,385,479 and gross unrealized depreciation of investments was $(4,974,266), resulting in net unrealized appreciation of $411,213.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Variable Products Series Fund

Small Cap Growth Portfolio

September 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2011:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks	$47,679,394		$	– 0	–	$	– 0	–	$47,679,394
Short-Term Investments	– 0	–		867,867			– 0	–	867,867

Total Investments in Securities	47,679,394			867,867			– 0	–	48,547,261
Other Financial Instruments*	– 0	–		– 0	–		– 0	–	– 0	–

Total	$47,679,394			$867,867		$	– 0	–	$48,547,261

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Variable Products Series Fund

Small/Mid Cap Value Portfolio

Portfolio of Investments

September 30, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.3%
Financials - 25.0%
Capital Markets - 1.2%
Legg Mason, Inc.	95,600	$2,457,876
MF Global Holdings Ltd. (a)	604,000	2,494,520

		4,952,396

Commercial Banks - 7.3%
Associated Banc-Corp	372,500	3,464,250
CapitalSource, Inc.	839,100	5,152,074
Comerica, Inc.	214,000	4,915,580
Hancock Holding Co.	89,550	2,398,149
Huntington Bancshares, Inc./OH	1,069,700	5,134,560
Popular, Inc. (a)	2,096,357	3,144,536
Susquehanna Bancshares, Inc.	639,164	3,496,227
Webster Financial Corp.	158,200	2,420,460

		30,125,836

Insurance - 6.9%
Amtrust Financial Services, Inc.	183,000	4,073,580
Aspen Insurance Holdings Ltd.	198,200	4,566,528
Endurance Specialty Holdings Ltd.	154,300	5,269,345
Platinum Underwriters Holdings Ltd.	180,250	5,542,687
Reinsurance Group of America, Inc.-Class A	105,900	4,866,105
Unum Group	190,100	3,984,496

		28,302,741

Real Estate Investment Trusts (REITs) - 7.7%
BioMed Realty Trust, Inc.	344,900	5,714,993
BRE Properties, Inc.	82,150	3,478,231
Camden Property Trust	64,500	3,564,270
DiamondRock Hospitality Co.	541,600	3,785,784
Entertainment Properties Trust	137,100	5,344,158
Glimcher Realty Trust	581,900	4,119,852
Home Properties, Inc.	61,700	3,502,092
Mid-America Apartment Communities, Inc.	39,000	2,348,580

		31,857,960

Thrifts & Mortgage Finance - 1.9%
First Niagara Financial Group, Inc.	315,800	2,889,570
People’s United Financial, Inc.	219,800	2,505,720
Washington Federal, Inc.	180,400	2,298,296

		7,693,586

		102,932,519

Consumer Discretionary - 18.7%
Auto Components - 3.9%
Cooper Tire & Rubber Co.	375,800	4,092,462
Dana Holding Corp. (a)	195,800	2,055,900
Lear Corp.	136,200	5,842,980
TRW Automotive Holdings Corp. (a)	128,500	4,205,805

		16,197,147

Hotels, Restaurants & Leisure - 0.8%
Royal Caribbean Cruises Ltd.	156,600	3,388,824

Company	Shares	U.S. $ Value
Household Durables - 3.4%
American Greetings Corp.	284,300	$5,259,550
Newell Rubbermaid, Inc.	314,900	3,737,863
NVR, Inc. (a)	8,235	4,973,775

		13,971,188

Media - 0.7%
Gannett Co., Inc.	325,800	3,104,874

Multiline Retail - 2.4%
Big Lots, Inc. (a)	180,300	6,279,849
Saks, Inc. (a)	421,400	3,687,250

		9,967,099

Specialty Retail - 6.3%
ANN, Inc. (a)	244,191	5,577,322
Childrens Place Retail Stores, Inc. (The) (a)	96,800	4,504,104
Foot Locker, Inc.	205,050	4,119,455
GameStop Corp.-Class A (a)	221,000	5,105,100
Office Depot, Inc. (a)	908,300	1,871,098
Signet Jewelers Ltd. (a)	137,300	4,640,740

		25,817,819

Textiles, Apparel & Luxury Goods - 1.2%
Jones Group, Inc. (The)	526,150	4,845,842

		77,292,793

Information Technology - 14.9%
Communications Equipment - 0.6%
Arris Group, Inc. (a)	239,700	2,468,910

Computers & Peripherals - 0.6%
NCR Corp. (a)	147,500	2,491,275

Electronic Equipment, Instruments & Components - 8.0%
Anixter International, Inc.	47,300	2,243,912
Arrow Electronics, Inc. (a)	171,200	4,755,936
AU Optronics Corp. (Sponsored ADR)	1,099,042	4,352,206
Avnet, Inc. (a)	206,500	5,385,520
Celestica, Inc. (a)	485,000	3,516,250
Flextronics International Ltd. (a)	936,500	5,272,495
Insight Enterprises, Inc. (a)	299,350	4,532,159
TTM Technologies, Inc. (a)	304,252	2,893,437

		32,951,915

IT Services - 1.8%
Amdocs Ltd. (a)	95,900	2,600,808
Convergys Corp. (a)	530,900	4,979,842

		7,580,650

Semiconductors & Semiconductor Equipment - 3.0%
Amkor Technology, Inc. (a)	791,200	3,449,632
Entegris, Inc. (a)	573,350	3,657,973

Company	Shares	U.S. $ Value
Lam Research Corp. (a)	136,800	$5,195,664

		12,303,269

Software - 0.9%
Take-Two Interactive Software, Inc. (a)	291,500	3,707,880

		61,503,899

Utilities - 11.1%
Electric Utilities - 5.7%
NV Energy, Inc.	409,200	6,019,332
PNM Resources, Inc.	369,700	6,074,171
Portland General Electric Co.	247,400	5,860,906
Unisource Energy Corp.	160,300	5,785,227

		23,739,636

Gas Utilities - 2.7%
Atmos Energy Corp.	164,000	5,321,800
UGI Corp.	218,500	5,739,995

		11,061,795

Multi-Utilities - 2.7%
CMS Energy Corp.	306,800	6,071,572
NiSource, Inc.	234,600	5,015,748

		11,087,320

		45,888,751

Industrials - 7.9%
Airlines - 0.7%
Alaska Air Group, Inc. (a)	51,800	2,915,822

Commercial Services & Supplies - 0.8%
Avery Dennison Corp.	129,300	3,242,844

Construction & Engineering - 0.6%
Tutor Perini Corp.	216,500	2,487,585

Electrical Equipment - 2.7%
EnerSys (a)	185,800	3,719,716
General Cable Corp. (a)	164,700	3,845,745
Thomas & Betts Corp. (a)	90,650	3,617,841

		11,183,302

Machinery - 1.1%
Timken Co.	144,700	4,749,054

Trading Companies & Distributors - 2.0%
Aircastle Ltd.	508,900	4,844,728
WESCO International, Inc. (a)	98,700	3,311,385

		8,156,113

		32,734,720

Consumer Staples - 6.4%
Beverages - 1.4%
Constellation Brands, Inc.-Class A (a)	314,725	5,665,050

Food Products - 5.0%
Bunge Ltd.	52,400	3,054,396

Company	Shares	U.S. $ Value
Dean Foods Co. (a)	413,100	$3,664,197
Dole Food Co., Inc. (a)	388,500	3,885,000
Smithfield Foods, Inc. (a)	214,800	4,188,600
Tyson Foods, Inc.-Class A	341,600	5,930,176

		20,722,369

		26,387,419

Materials - 6.0%
Chemicals - 3.5%
Ferro Corp. (a)	455,000	2,798,250
Huntsman Corp.	306,450	2,963,372
OM Group, Inc. (a)	82,418	2,140,395
PolyOne Corp.	398,800	4,271,148
Westlake Chemical Corp.	63,200	2,166,496

		14,339,661

Metals & Mining - 2.5%
Commercial Metals Co.	350,200	3,330,402
Reliance Steel & Aluminum Co.	141,425	4,809,864
Steel Dynamics, Inc.	205,100	2,034,592

		10,174,858

		24,514,519

Energy - 5.4%
Energy Equipment & Services - 1.4%
Bristow Group, Inc.	135,400	5,745,022

Oil, Gas & Consumable Fuels - 4.0%
Forest Oil Corp. (a)	197,200	2,839,680
Stone Energy Corp. (a)	156,700	2,540,107
Swift Energy Co. (a)	155,300	3,780,002
Teekay Corp.	111,200	2,514,232
Tesoro Corp. (a)	241,600	4,703,952

		16,377,973

		22,122,995

Health Care - 3.9%
Health Care Providers & Services - 3.0%
Health Net, Inc. (a)	239,400	5,676,174
LifePoint Hospitals, Inc. (a)	130,645	4,786,833
Molina Healthcare, Inc. (a)	119,437	1,844,107

		12,307,114

Pharmaceuticals - 0.9%
Par Pharmaceutical Cos., Inc. (a)	144,700	3,851,914

		16,159,028

Total Common Stocks (cost $466,392,956)		409,536,643

	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 0.5%
Time Deposit - 0.5%
State Street Time Deposit 0.01%, 10/03/11 (cost $2,132,611)	$2,133	$2,132,611

Total Investments - 99.8%
(cost $468,525,567) (b)		411,669,254
Other assets less liabilities - 0.2%		923,491

Net Assets - 100.0%		$412,592,745

(a)	Non-income producing security.
(b)	As of September 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $19,578,940 and gross unrealized depreciation of investments was $(76,435,253), resulting in net unrealized depreciation of $(56,856,313).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Variable Products Series Fund

Small/Mid Cap Value Portfolio

September 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2011:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks	$409,536,643		$	– 0	–	$	– 0	–	$409,536,643
Short-Term Investments	– 0	–		2,132,611			– 0	–	2,132,611

Total Investments in Securities	409,536,643			2,132,611			– 0	–	411,669,254
Other Financial Instruments*	– 0	–		– 0	–		– 0	–	– 0	–

Total	$409,536,643			$2,132,611		$	– 0	–	$411,669,254

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Variable Products Series Fund

Value Portfolio

Portfolio of Investments

September 30, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.6%
Health Care - 18.5%
Biotechnology - 2.7%
Amgen, Inc.	33,600	$1,846,320
Gilead Sciences, Inc. (a)	64,500	2,502,600

		4,348,920

Health Care Providers & Services - 4.6%
Aetna, Inc.	12,200	443,470
Health Net, Inc. (a)	28,800	682,848
UnitedHealth Group, Inc.	63,900	2,947,068
WellPoint, Inc.	51,600	3,368,448

		7,441,834

Pharmaceuticals - 11.2%
AstraZeneca PLC (Sponsored ADR)	70,000	3,105,200
Johnson & Johnson	83,700	5,332,527
Merck & Co., Inc.	95,100	3,110,721
Pfizer, Inc.	356,700	6,306,456

		17,854,904

		29,645,658

Consumer Discretionary - 15.4%
Auto Components - 1.3%
Lear Corp.	32,600	1,398,540
TRW Automotive Holdings Corp. (a)	21,700	710,241

		2,108,781

Automobiles - 1.4%
Ford Motor Co. (a)	73,100	706,877
General Motors Co. (a)	79,400	1,602,292

		2,309,169

Household Durables - 0.8%
NVR, Inc. (a)	2,000	1,207,960

Media - 6.7%
CBS Corp.-Class B	18,300	372,954
Comcast Corp.-Class A	154,000	3,218,600
DIRECTV (a)	30,100	1,271,725
Gannett Co., Inc.	85,200	811,956
McGraw-Hill Cos., Inc. (The)	20,300	832,300
News Corp.-Class A	64,400	996,268
Time Warner Cable, Inc.-Class A	26,400	1,654,488
Viacom, Inc.-Class B	42,800	1,658,072

		10,816,363

Multiline Retail - 1.7%
Big Lots, Inc. (a)	32,200	1,121,526
Macy’s, Inc.	41,900	1,102,808
Target Corp.	10,100	495,304

		2,719,638

Specialty Retail - 3.5%
Foot Locker, Inc.	40,900	821,681
GameStop Corp.-Class A (a)	24,700	570,570

Company	Shares	U.S. $ Value
Home Depot, Inc.	17,800	$585,086
Limited Brands, Inc.	26,100	1,005,111
Lowe’s Cos., Inc.	81,800	1,582,012
Ross Stores, Inc.	12,500	983,625

		5,548,085

		24,709,996

Energy - 15.2%
Energy Equipment & Services - 1.3%
McDermott International, Inc. (a)	36,900	397,044
Nabors Industries Ltd. (a)	12,129	148,702
Transocean Ltd.	31,200	1,489,488

		2,035,234

Oil, Gas & Consumable Fuels - 13.9%
Anadarko Petroleum Corp.	34,300	2,162,615
BP PLC (Sponsored ADR)	45,800	1,652,006
Chevron Corp.	53,700	4,968,324
ConocoPhillips	80,100	5,071,932
Devon Energy Corp.	30,600	1,696,464
Exxon Mobil Corp.	24,400	1,772,172
Marathon Oil Corp.	89,600	1,933,568
Marathon Petroleum Corp.	57,000	1,542,420
Nexen, Inc. (New York)	44,900	695,501
Tesoro Corp. (a)	27,500	535,425
Valero Energy Corp.	17,200	305,816

		22,336,243

		24,371,477

Financials - 13.1%
Capital Markets - 0.6%
Legg Mason, Inc.	35,500	912,705

Commercial Banks - 2.3%
Regions Financial Corp.	36,700	122,211
Wells Fargo & Co.	150,100	3,620,412

		3,742,623

Diversified Financial Services - 6.7%
Bank of America Corp.	105,700	646,884
Citigroup, Inc.	162,700	4,168,374
JPMorgan Chase & Co.	160,600	4,837,272
Moody’s Corp.	37,500	1,141,875

		10,794,405

Insurance - 3.5%
ACE Ltd.	19,800	1,199,880
Berkshire Hathaway, Inc. (a)	11,900	845,376
Chubb Corp. (The)	15,500	929,845
Travelers Cos., Inc. (The)	49,400	2,407,262
XL Group PLC	8,700	163,560

		5,545,923

		20,995,656

Company	Shares	U.S. $ Value
Consumer Staples - 9.8%
Beverages - 0.8%
Constellation Brands, Inc.-Class A(a)	74,900	$1,348,200

Food & Staples Retailing - 1.2%
Kroger Co. (The)	78,300	1,719,468
Safeway, Inc.	12,200	202,886

		1,922,354

Food Products - 2.7%
Bunge Ltd.	24,000	1,398,960
ConAgra Foods, Inc.	34,400	833,168
Smithfield Foods, Inc. (a)	26,400	514,800
Tyson Foods, Inc.-Class A	86,100	1,494,696

		4,241,624

Household Products - 2.2%
Procter & Gamble Co. (The)	54,400	3,436,992

Tobacco - 2.9%
Altria Group, Inc.	96,500	2,587,165
Lorillard, Inc.	16,600	1,837,620
Reynolds American, Inc.	6,800	254,864

		4,679,649

		15,628,819

Information Technology - 8.9%
Communications Equipment - 1.7%
Cisco Systems, Inc.	145,900	2,259,991
Motorola Solutions, Inc.	8,600	360,340

		2,620,331

Computers & Peripherals - 2.8%
Dell, Inc. (a)	100,900	1,427,735
Hewlett-Packard Co.	133,800	3,003,810

		4,431,545

Electronic Equipment, Instruments & Components - 1.0%
Corning, Inc.	133,900	1,655,004

IT Services - 0.5%
Visa, Inc.-Class A	9,900	848,628

Semiconductors & Semiconductor Equipment - 2.9%
Advanced Semiconductor Engineering, Inc. (ADR)	95,435	402,736
Applied Materials, Inc.	73,000	755,550
Intel Corp.	123,400	2,632,122
Lam Research Corp. (a)	22,100	839,358

		4,629,766

		14,185,274

Industrials - 6.6%
Aerospace & Defense - 1.6%
General Dynamics Corp.	9,600	546,144
Northrop Grumman Corp.	39,700	2,070,752

		2,616,896

Company	Shares	U.S. $ Value
Airlines - 0.7%
Delta Air Lines, Inc. (a)	148,300	$1,112,250

Industrial Conglomerates - 3.1%
General Electric Co.	293,700	4,475,988
Tyco International Ltd.	13,300	541,975

		5,017,963

Machinery - 1.2%
Ingersoll-Rand PLC	46,052	1,293,601
Parker Hannifin Corp.	8,300	523,979

		1,817,580

		10,564,689

Utilities - 5.7%
Electric Utilities - 1.6%
American Electric Power Co., Inc.	35,400	1,345,908
NV Energy, Inc.	83,400	1,226,814

		2,572,722

Gas Utilities - 0.8%
Atmos Energy Corp.	32,000	1,038,400
UGI Corp.	12,800	336,256

		1,374,656

Multi-Utilities - 3.3%
CenterPoint Energy, Inc.	55,600	1,090,872
CMS Energy Corp.	63,800	1,262,602
DTE Energy Co.	38,900	1,906,878
TECO Energy, Inc.	56,600	969,558

		5,229,910

		9,177,288

Telecommunication Services - 3.2%
Diversified Telecommunication Services - 3.2%
AT&T, Inc.	103,800	2,960,376
CenturyLink, Inc.	67,200	2,225,664

		5,186,040

Materials - 2.2%
Chemicals - 1.4%
Dow Chemical Co. (The)	32,800	736,688
Huntsman Corp.	20,700	200,169
LyondellBasell Industries NV	50,800	1,241,044

		2,177,901

Metals & Mining - 0.8%
Alcoa, Inc.	143,400	1,372,338

		3,550,239

Total Common Stocks (cost $168,995,864)		158,015,136

	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 0.3%
Time Deposit - 0.3%
State Street Time Deposit 0.01%, 10/03/11 (cost $479,658)	$480	$479,658

Total Investments - 98.9%
(cost $169,475,522) (b)		158,494,794
Other assets less liabilities - 1.1%		1,687,317

Net Assets - 100.0%		$160,182,111

(a)	Non-income producing security.
(b)	As of September 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $8,757,593 and gross unrealized depreciation of investments was $(19,738,321), resulting in net unrealized depreciation of $(10,980,728).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Variable Products Series Fund

Value Portfolio

September 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2011:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks	$158,015,136		$	– 0	–	$	– 0	–	$158,015,136
Short-Term Investments	– 0	–		479,658			– 0	–	479,658

Total Investments in Securities	158,015,136			479,658			– 0	–	158,494,794
Other Financial Instruments*	– 0	–		– 0	–		– 0	–	– 0	–

Total	$158,015,136			$479,658		$	– 0	–	$158,494,794

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Variable Products Series Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 21, 2011

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	November 21, 2011